As filed with the Securities and Exchange Commission on December 30, 2021

1933 Act Registration No. 333-261341

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1	☐ Post-Effective Amendment No.

VIRTUS OPPORTUNITIES TRUST

Exact Name of Registrant as Specified in Charter

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal

Officer, Counsel and Secretary for the
Registrant Virtus Opportunities Trust

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

and

Paul J. Delligatti, Esq.

Goodwin Procter LLP

1900 N Street, N.W.

Washington, DC 20036

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Stone Harbor Emerging Markets Corporate Debt Fund, Virtus Stone Harbor Emerging Markets Debt Allocation Fund, Virtus Stone Harbor Emerging Markets Debt Fund, Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Local Markets Fund and Virtus Stone Harbor Strategic Income Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith.

STONE HARBOR INVESTMENT FUNDS

On behalf of its series

Stone Harbor Emerging Markets Corporate Debt Fund

Stone Harbor Emerging Markets Debt Allocation Fund

Stone Harbor Emerging Markets Debt Fund

Stone Harbor High Yield Bond Fund

Stone Harbor Local Markets Fund

Stone Harbor Strategic Income Fund

Dear Shareholder:

A special meeting of shareholders (the “Meeting”) of each series of Stone Harbor Investment Funds listed above (each an “Acquired Fund”) has been scheduled as a virtual meeting at which no one will be allowed to attend in person, on February 24, 2022, at 3:00 p.m. Eastern Time, for purposes of approving certain proposals related to the Funds necessary in connection with the acquisition of Stone Harbor Investment Partners LP (“Stone Harbor”), the Funds’ investment adviser, by Virtus Partners, Inc., a subsidiary of Virtus Investment Partners, Inc. (“Virtus”).

On June 28, 2021, Virtus announced that Virtus Partners, Inc. had entered into a definitive agreement to acquire Stone Harbor, subject to various conditions (the “Acquisition”). The purpose of the Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Agreement”) under which each Acquired Fund will reorganize (each a “Reorganization”) into a newly created corresponding series of Virtus Opportunities Trust (each an “Acquiring Fund”), to be managed by Stone Harbor1 as the newly-appointed subadviser. The proposed Reorganizations of the Acquired Funds are part of the larger plans to integrate the businesses of Stone Harbor and Virtus in connection with the Acquisition. The Acquisition is expected to close near year-end 2021 or shortly thereafter, subject to receipt of regulatory approval and satisfaction of applicable conditions to closing, absent any waiver thereof, and the Reorganizations are expected to be completed approximately in the second quarter of 2022, subject to approval by Acquired Fund shareholders, receipt of any necessary regulatory approvals, and satisfaction of applicable conditions to closing.

If shareholders of an Acquired Fund approve the Agreement described in the accompanying materials and the other closing conditions are met, they will become shareholders of the corresponding Acquiring Fund. Virtus Alternative Investment Advisers, Inc. (“VAIA”), an indirect wholly-owned subsidiary of Virtus, will be the investment adviser to each Acquiring Fund, and Stone Harbor will be the subadviser to each Acquiring Fund. The investment objective and principal investment strategies of each Acquiring Fund will be substantially identical to that of the corresponding Acquired Fund. The Acquired Funds’ current portfolio managers are expected to manage the Acquiring Funds after the Reorganizations, as described in detail in the combined prospectus/proxy statement. No material change in the day-to-day portfolio management of the Acquired Funds is expected as a result of the Reorganizations.

Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes. Accordingly, it is expected that each Acquired Fund and its shareholders will not recognize gain or loss for federal income tax purposes as a direct result of a Reorganization, as described in more detail in the combined prospectus/proxy statement.

Shareholders of each Acquired Fund will vote separately on the proposal to reorganize the Acquired Fund into the corresponding Acquiring Fund pursuant to the Agreement as shown below:

	Acquired Fund	Acquiring Fund
1	Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
2	Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
3	Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
4	Stone Harbor High Yield Bond Fund	Virtus Stone Harbor High Yield Bond Fund
5	Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
6	Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund

1 Following the Acquisition, but before the closing of the Reorganizations, Stone Harbor is expected to merge with and into an indirect wholly-owned subsidiary of Virtus to be known as Virtus Fixed Income Advisers, LLC (“VFIA”), and thereafter is expected to function as a division of that entity. Throughout these materials, references to Stone Harbor after the Acquisition are intended to indicate either Stone Harbor Investment Partners LP or the Stone Harbor division of VFIA, as appropriate.

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No sales charges (including contingent deferred sales charges) will be imposed on Acquired Fund shareholders as a result of the Reorganizations. It is expected that, following the proposed Reorganizations, the net total operating expenses after waivers or reimbursements associated with investing in the Acquiring Funds will be the same for all Acquired Funds, as the net total operating expenses after waivers or reimbursements associated with investing in the Acquired Funds as of the end of the most recent fiscal period prior to the Reorganizations, on an annualized basis, for a two-year period from the date of the Reorganizations, as described in detail in the combined prospectus/proxy statement. The changes to total expenses for each Fund are outlined in the section titled “Comparison of Acquired Funds and Acquiring Funds - All Reorganizations” found in the combined prospectus/proxy statement. An Acquiring Fund may experience higher net total operating expenses after waivers or reimbursements after that date unless the expense limitation agreement that will be in place during the two-year period is continued.

The Board of Trustees of Stone Harbor Investment Funds (the “Acquired Funds’ Board”) believes that approval of each Reorganization is in the best interests of each Acquired Fund. Accordingly, the Acquired Funds’ Board recommends that you vote in favor of the Agreement related to the proposed Reorganization of your Acquired Fund.

Detailed information about the proposed Reorganizations, including the reasons for the approval by the Acquired Funds’ Board of the Agreement, is contained in the combined prospectus/proxy statement.

Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by telephone	To vote by Internet

(1)       Read the combined prospectus/proxy statement and have the enclosed proxy card at hand.

(2)       Call the toll-free number that appears on the enclosed proxy card.

(3)       Enter the control number set forth on the enclosed proxy card and follow the simple instructions.

(1)       Read the combined prospectus/proxy statement and have the enclosed proxy card at hand.

(2)       Go to the website that appears on the enclosed proxy card.

(3)       Enter the control number set forth on the enclosed proxy card and follow the simple instructions.

It is very important that you vote and that your voting instructions be received no later than 11:59 p.m. Eastern Time on February 23, 2022, whether or not you plan to attend the Meeting. Whichever method you choose, please read the enclosed combined prospectus/proxy statement carefully before you vote.

Due to concerns regarding the coronavirus ( COVID-19) pandemic, the Meeting will be held virtually, and you will not be able to attend in person. To participate in the Meeting, shareholders must register in advance by visiting https://www.viewproxy.com/Virtusfunds/broadridgevsm and submitting the requested required information to Broadridge Investor Communication Solutions, Inc. (“Broadridge”), the Acquired Funds’ proxy tabulator.

Shareholders whose shares are registered directly with an Acquired Fund in the shareholder’s name will be asked to submit their name and control number found on their proxy card in order to register to participate in and vote at the Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. Obtaining a legal proxy may take several days. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/Virtusfunds/broadridgevsm and submit their name and newly issued control number in order to register to participate in and vote at the Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information for the Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at www.proxyvote.com. Only shareholders of an Acquired Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting. Requests for registration should be received no later than 5:00 p.m. Eastern Time, on Tuesday, February 22, 2022.

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NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards or record separate votes via telephone or the Internet for each of your accounts. We have provided return envelopes for each proxy card, which require no postage if mailed in the United States.

Thank you for taking the time to consider these important proposals and for your continuing investment in Stone Harbor Investment Funds. If you have any questions regarding the proposed Reorganizations to be voted on, please do not hesitate to call our proxy information line at (844) 557-9029. Representatives are available to answer your call Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Sincerely,

Peter J. Wilby
President
Stone Harbor Investment Funds

December 30, 2021

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Stone Harbor Investment Funds

On behalf of its series

Stone Harbor Emerging Markets Corporate Debt Fund

Stone Harbor Emerging Markets Debt Allocation Fund

Stone Harbor Emerging Markets Debt Fund

Stone Harbor High Yield Bond Fund

Stone Harbor Local Markets Fund

Stone Harbor Strategic Income Fund

To be held February 24, 2022

A Special Meeting of Shareholders (the “Meeting”) of each of the funds listed above (each an “Acquired Fund”) will be held as a virtual meeting at which no one will be allowed to attend in person, on February 24, 2022, at 3:00 p.m. Eastern Time. At the Meeting, shareholders of each Acquired Fund will consider the following proposals with respect to their Fund:

•	To approve the Agreement and Plan of Reorganization (the “Agreement”) by and among Stone Harbor Investment Funds, on behalf of an Acquired Fund, Virtus Opportunities Trust, on behalf of each corresponding series thereof indicated below (each an “Acquiring Fund”), Stone Harbor Investment Partners LP (“Stone Harbor”), and Virtus Alternative Investment Advisers, Inc.

•	To transact any other business that may properly come before the Meeting.

Shareholders of each Acquired Fund will vote separately on the proposal to reorganize the Acquired Fund into the corresponding Acquiring Fund pursuant to the Agreement as shown below:

	Acquired Fund	Acquiring Fund
1	Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
2	Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
3	Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
4	Stone Harbor High Yield Bond Fund	Virtus Stone Harbor High Yield Bond Fund
5	Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
6	Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund

Please carefully read the enclosed combined prospectus/proxy statement. It discusses the reorganization proposals in more detail. If you were a shareholder of an Acquired Fund as of the close of business on December 20, 2021, you may vote at the Meeting or at any adjournment or postponement of the Meeting. If you cannot attend, please vote by mail, telephone, or Internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Acquired Funds’ proxy solicitor toll free at (844)557-9029. It is important that you vote.

Due to concerns regarding the coronavirus ( COVID-19) pandemic, the Meeting will be held virtually, and you will not be able to attend in person. To participate in the Meeting, shareholders must register in advance by visiting https://www.viewproxy.com/Virtusfunds/broadridgevsm and submitting the requested required information to Broadridge Investor Communication Solutions, Inc. (“Broadridge”), the Acquired Funds’ proxy tabulator.

Shareholders whose shares are registered directly with an Acquired Fund in the shareholder’s name will be asked to submit their name and control number found on their proxy card in order to register to participate in and vote at the Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. Obtaining a legal proxy may take several days. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/Virtusfunds/broadridgevsm and submit their name and newly issued control number in order to register to participate in and vote at the Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information for the Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at www.proxyvote.com. Only shareholders of an Acquired Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting. Requests for registration should be received no later than 5:00 p.m. Eastern Time, on Tuesday, February 22, 2022.

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The Board of Trustees of Stone Harbor Investment Funds recommends that you vote FOR the proposed Reorganization of your Acquired Fund.

By order of the Board of Trustees

/s/ Peter J. Wilby

Peter J. Wilby

President
Stone Harbor Investment Funds

December 30, 2021

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INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card.

1.       Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

2.      Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.      All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature
Corporate Accounts
(1)	ABC Corp.	ABC Corp.
(2)	ABC Corp.	John Doe, Treasurer
(3)	ABC Corp.
	c/o John Doe, Treasurer	John Doe
(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee
	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1)	John B. Smith, Cust.
	f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

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STONE HARBOR INVESTMENT FUNDS

On behalf of its series

Stone Harbor Emerging Markets Corporate Debt Fund

Stone Harbor Emerging Markets Debt Allocation Fund

Stone Harbor Emerging Markets Debt Fund

Stone Harbor High Yield Bond Fund

Stone Harbor Local Markets Fund

Stone Harbor Strategic Income Fund

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT

December 30, 2021

This is a brief overview of the reorganization proposed for your fund. We encourage you to read the full text of the enclosed combined prospectus/proxy statement.

Q.    Why am I being asked to vote?

A.	On June 28, 2021, Virtus Investment Partners, Inc., (“Virtus”) announced that Virtus Partners, Inc., a subsidiary of Virtus, had entered into an agreement to acquire Stone Harbor Investment Partners LP (“Stone Harbor”), the investment adviser to the above-listed funds (each an “Acquired Fund” and collectively, the “Acquired Funds”), and its investment operations (such transaction, the “Acquisition”). The reorganizations of the Acquired Funds into corresponding, newly created fund series of Virtus Opportunities Trust (each an “Acquiring Fund” and collectively the “Acquiring Funds”) are being proposed as part of the larger plans to integrate the businesses of Stone Harbor and Virtus. Effective with the Acquisition, Stone Harbor will become a Virtus affiliate but will retain autonomy over its investment process, which will not change as a result of the Acquisition.

The closing of the Acquisition will result in the automatic termination of Stone Harbor’s advisory agreement with Stone Harbor Investment Funds, on behalf of each Acquired Fund. On October 20, 2021, the Board of Trustees of Stone Harbor Investment Funds (the “Acquired Funds’ Board”) approved an interim advisory agreement between Stone Harbor and Stone Harbor Investment Funds, on behalf of each Acquired Fund (the “Interim Advisory Agreement”), pursuant to which Stone Harbor will be permitted to continue to serve as the Acquired Funds’ investment adviser upon the closing of the Acquisition. The Interim Advisory Agreement will become effective upon the closing of the Acquisition and will continue in force for a period of up to 150 days following such effective date. The Interim Advisory Agreement is identical to the current investment advisory agreement between Stone Harbor and Stone Harbor Investment Funds, on behalf of each Acquired Fund, except with respect to the term of the agreement, termination provisions, and that the fees payable to Stone Harbor under the Interim Advisory Agreement will be paid to an interest-bearing escrow account, which will be released if shareholders approve the Reorganization for an Acquired Fund.

In addition, following the Acquisition, Stone Harbor is expected to merge with and into an indirect wholly-owned subsidiary of Virtus, to be known as Virtus Fixed Income Advisers, LLC (“VFIA”), and thereafter is expected to function as a division of that entity. Throughout these materials, references to Stone Harbor after the Acquisition are intended to indicate either Stone Harbor Investment Partners LP or the Stone Harbor division of VFIA, as appropriate. The 1940 Act requires that a new investment advisory agreement of a registered investment company be approved by a majority vote of the outstanding voting securities of that investment company. Rule 15a-4 under the 1940 Act provides a temporary exemption from the shareholder approval requirement for an interim period of up to 150 days after termination of an advisory contract, subject to certain conditions. If the shareholders of an Acquired Fund do not approve the Reorganization within 150 days of the close of the Acquisition, then the Interim Advisory Agreement will terminate. At that point, the Acquired Funds’ Board may take any further action it deems to be in the best interest of the Acquired Fund and its shareholders.

Mutual funds are required to seek shareholder approval for certain kinds of transactions, including the reorganizations proposed in the enclosed combined prospectus/proxy statement. As a shareholder of one or more of the Acquired Funds, you are being asked to vote on a reorganization involving your fund.

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Q.    What is a fund reorganization?

A.	A fund reorganization involves one fund (referred to in the accompanying combined prospectus/proxy statement as the Acquired Fund) transferring all of its property and assets to another fund (referred to in the combined prospectus/proxy statement as the Acquiring Fund) in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Immediately following the reorganization, shareholders of an Acquired Fund will be shareholders of the Acquiring Fund and hold the same aggregate value of shares of the Acquiring Fund as they held in the Acquired Fund prior to the reorganization (please see the Q&A, “How will the Reorganization affect the value of a shareholder’s investment?” for further information). (The Acquired Funds and the Acquiring Funds are referred to individually or collectively as a “Fund” or the “Funds,” respectively.)

Q.    Is my vote important?

A.	Yes! While the Acquired Funds’ Board has reviewed the proposed reorganization for your Acquired Fund and recommends that you approve it, the proposal generally cannot go forward without the approval of shareholders of your Fund. The Acquired Funds’ proxy solicitor will continue to contact shareholders asking them to vote until it is sure that a quorum will be reached and may continue to contact you thereafter.

Q.    On what am I being asked to vote?

A.	You are being asked to vote on the reorganization (the “Reorganization”) of the Acquired Fund of which you are a shareholder into the corresponding Acquiring Fund, as noted in the table below:

Acquired Fund	Acquiring Fund
Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
Stone Harbor High Yield Bond Fund	Virtus Stone Harbor High Yield Bond Fund
Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund

If shareholders of your Acquired Fund approve the reorganization and the other closing conditions are met, your shares of the Acquired Fund will, in effect, be converted into shares of the corresponding Acquiring Fund at the time of the Reorganization, as discussed above and in the combined prospectus/proxy statement.

We encourage you to read the full text of the enclosed combined prospectus/proxy statement to obtain a more detailed understanding of the matters relating to each proposed Reorganization.

Q.    How will the Reorganizations benefit the Acquired Funds and their shareholders?

A.	Stone Harbor and Virtus believe the Reorganizations will benefit the Acquired Funds and their shareholders by offering them, among other things:

•	the continued ability to benefit from the expertise of the same portfolio managers currently managing the Acquired Funds;

•	opportunities for increased asset growth and improved economies of scale, over the long term;

•	anticipated total operating expenses after waivers or reimbursements for all classes of shares that, on a net basis under a contractual expense limitation agreement with the new investment adviser, are expected to be equal to current operating expenses for a two-year period from the date of the Reorganizations although some Acquiring Funds may experience higher net total operating expenses after waivers or reimbursements after the two-year period unless the expense limitation agreement is continued (for more information on total operating expenses, please refer to the “Comparison of Acquired Funds and Acquiring Funds – All Reorganizations” in the combined prospectus/proxy statement, which shows that for Stone Harbor Emerging Markets Debt Fund, for all share classes, and for Class I of Stone Harbor Local Markets Fund, the net total operating expenses after waivers or reimbursements are anticipated to increase after the two year period unless the expense limitation agreement is continued);

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•	under the terms of its expense limitation agreement, the investment adviser may recover operating expenses waived or reimbursed under the expense limitation arrangements for a period of three years following the date that such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limitation in effect at the time of the waiver or reimbursement or, if less, the expense limitation in effect at the time the recapture would be made; the investment adviser will be permitted to recover fees and expenses waived and/or reimbursed prior to the Reorganizations under the Acquired Funds’ current expense limitation agreements (i.e. currently reimbursable amounts will transfer in connection with the Reorganizations); and

•	the ability to spread fixed costs over a larger combined asset base of Virtus Funds (due to the fact that Virtus has, including but not limited to, a larger distribution team including U.S. retail distribution relationships, whereas Stone Harbor’s investor base has primarily consisted of U.S. and non-U.S. institutional relationships, and due to the fact that the Acquiring Funds will be part of a broader family of funds with greater combined scale) which has the potential to result in a reduction in the per share expenses paid by shareholders of the Acquiring Funds over the longer term.

Q.	Will there be any changes to the Acquired Funds’ investment programs or portfolio managers as a result of the Reorganizations?

A.	No such changes are expected. After the Reorganizations, the Acquired Funds’ current portfolio managers are expected to continue to manage the Acquiring Funds in accordance with substantially identical investment objectives, principal investment strategies and principal risks of each Acquiring Fund. No material change in the investment program or change in the day-to-day portfolio management of the Acquired Funds is expected as a result of the Reorganizations.

Q.	Will there be any changes to the options or services associated with my shareholder account as a result of the Reorganizations?

A.	Yes. Most account-level features and options such as dividend distributions, automatic investment plans and systematic withdrawals will automatically carry over from accounts in each Acquired Fund to accounts in the corresponding Acquiring Fund. However, there are some differences, including, among other things:

•	there are differences in the minimum initial purchase and subsequent investment amount. The minimum initial purchase for Institutional Class and Distributor Class shares of the Acquired Funds is $1,000,000, and the minimum for subsequent investments is $250,000. For the Acquiring Funds, the minimum initial purchase for Class I shares (which will be issued to the Acquired Funds’ Institutional Class holders) is $100,000 and there is no minimum for additional purchases. For Class A shares (which will be issued to the Acquired Funds’ Distributor Class holders), the minimum initial purchase and minimum additional investment are generally $2,500 and $100, respectively, except that the minimum initial purchase for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts is $100, and there is no minimum initial purchase or subsequent investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans; and

•	while no sales load, contingent deferred sales charge (“CDSC”), commission, redemption fee or other transactional fee will be charged on the shares of the Acquiring Funds issued in connection with the Reorganizations and shareholders of the Institutional Class of the Acquired Funds will receive Class I shares in the Reorganizations, investors who purchase Class A shares of the Acquiring Funds outside of the Reorganizations will pay a sales charge at the time of purchase equal to 3.75% of the offering price (3.90% of the amount invested). The sales charge may be reduced or waived under certain conditions. Existing Distributor Class shares of the Acquired Funds do not have a sales load, CDSC or redemption fee. To the extent applicable, any investors in the Distributor Class prior to the Reorganizations would not be subject to the sales load arrangements of Class A shares. However, there are no outside shareholders in the Acquired Funds’ Distributor Class shares. In addition, Class A shares are generally not subject to any charges by the Acquiring Funds when redeemed, but a CDSC in an amount equal to 1.00% may be imposed on certain redemptions of purchases of $1,000,000 or more of Class A shares within 18 months of a finder’s fee being paid on such shares.

Q.    Are there any other significant differences in the management of the Acquired Funds and the Acquiring Funds?

A.	Yes. Virtus Alternative Investment Advisers, LLC (“VAIA” or the “Adviser”) will be the investment adviser and Stone Harbor will be the subadviser rather than the investment adviser of the Acquiring Funds. Under the Acquiring Funds’ investment advisory agreement, VAIA may retain the services of an investment subadviser, provided certain conditions are met, and Stone Harbor is expected to be the subadviser to the corresponding Acquiring Funds. The investment advisory services to be provided by VAIA and Stone Harbor to the Acquiring Funds under the Acquiring Funds’ investment advisory agreement and subadvisory agreement are substantially similar to the investment advisory services provided by Stone Harbor to the Acquired Funds under the Acquired Funds’ investment advisory agreement. However, there is one significant difference:

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The Acquiring Funds have obtained a “manager of managers” exemptive order from the Securities and Exchange Commission (“SEC”) granting relief from certain requirements relating to the hiring of investment subadvisers (the “Virtus order”). The Virtus order permits the Acquiring Funds’ Board of Trustees (the “Acquiring Funds’ Board”), subject to certain conditions, to approve a subadviser and modify any existing or future investment subadvisory agreement with such subadviser at any time without shareholder approval. The Virtus order applies to both unaffiliated subadvisers and subadvisers that are wholly-owned or otherwise affiliated with Virtus. The Acquired Funds have not received a comparable SEC exemptive order and were managed directly by Stone Harbor without the services of any subadviser.

By the time of the Reorganizations, use of the manager-of-managers structure in reliance on the Virtus order will have been approved by the initial shareholder of each of the Acquiring Funds, although the Adviser does not currently intend to recommend any subadviser change in reliance on the Virtus order. However, it is expected that following the Acquisition, but prior to the Reorganizations, Stone Harbor will merge with and into an indirect wholly-owned subsidiary of Virtus known as VFIA and thereafter is expected to function as a division of that entity. Throughout these materials, references to Stone Harbor after the Acquisition are intended to indicate either Stone Harbor Investment Partners LP or the Stone Harbor division of VFIA, as appropriate.

Please see the section entitled “Additional Information About Each Reorganization and the Proposals — Manager of Managers Structure — Acquiring Funds,” in the combined prospectus/proxy statement for more information.

Q.    Are there costs or tax consequences of the Reorganizations to shareholders?

A.	The costs associated with the Reorganizations will be borne by Stone Harbor and Virtus, and not by the shareholders of the Funds. Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Code for U.S. federal income tax purposes. Accordingly, it is expected that each Acquired Fund and its shareholders will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “Tax Status of the Reorganizations.” To the extent that any portfolio assets of an Acquired Fund are sold in connection with its Reorganization, an Acquired Fund may recognize gain or loss and incur transaction costs, and that may result in a taxable distribution of gains to shareholders. However, it is not anticipated that the amount of such transaction costs incurred, if any, will be significant to any Fund or that sales of portfolio securities resulting in taxable distributions of gains to shareholders will be significant.

Q.    How will the Reorganizations affect the value of a shareholder’s investment?

A.	Upon the consummation of each Reorganization, which is expected to occur during the second quarter of 2022, the assets transferred to an Acquiring Fund will be valued pursuant to the Acquiring Fund’s valuation procedures as approved by the Acquiring Funds’ Board. There is one material difference between the Acquiring Fund’s valuation procedures and those currently used by the Acquired Fund. Currently, for purposes of determining an Acquired Fund’s net asset value, fixed income securities are typically priced at the mean of evaluated bid and ask prices provided by third-party pricing vendors on the valuation date. In contrast, consistent with other Virtus-sponsored funds, an Acquiring Fund will typically value fixed income securities at the last bid price provided by third-party pricing vendors, which is a common valuation methodology in the mutual fund industry. Virtus believes that using a common valuation methodology across its funds will provide operational efficiencies and financial reporting consistency. Accordingly, if the Reorganizations are approved by shareholders, it is expected that this difference will have a one-time negative impact on the calculation of the net asset value of each Acquired Fund in connection with the completion of the respective Reorganizations. The impact of this difference in valuation methodology may be material, subject to future market conditions at the time each Reorganization is completed. Based on an analysis of the Acquired Funds’ portfolios as of November 30, 2021, if the Reorganizations had occurred on such date, the estimated impact to the per share net asset value of each Acquired Fund would have been as follows: Stone Harbor Emerging Markets Corporate Debt Fund, $0.04; Stone Harbor Emerging Markets Debt Allocation Fund, $0.04; Stone Harbor Emerging Markets Debt Fund, $0.05; Stone Harbor High Yield Fund, $0.02; Stone Harbor Local Markets Fund, $0.03; and Stone Harbor Strategic Income Fund, $0.02. The actual impact to each Fund’s net asset value may be higher or lower at the Closing Date. Notwithstanding this anticipated difference in the calculation of net asset value per share, there will be no change in the underlying portfolios (other than in connection with on-going portfolio management) held by an Acquired Fund, therefore neither the market value of the securities in the underlying portfolios nor the actual investment income earned will be impacted.

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Q.    If approved, when will the Reorganizations happen?

A.	If approved by shareholders, the Reorganizations will take place as soon as practicable following shareholder approval of each Reorganization, subject to satisfaction of customary closing conditions and consents, including the closing of the Acquisition. The Acquisition is expected to close near year-end of 2021 or shortly thereafter subject to receipt of regulatory approval and satisfaction of applicable conditions to closing, absent any waiver thereof, and the Reorganizations are proposed to be completed approximately in the second quarter of 2022.

Q.    How will the Reorganizations work?

A.	As a result of the Reorganizations, shareholders of each Acquired Fund will become owners of shares of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Acquired Fund that they held prior to the Reorganizations, subject to changes in valuation of portfolio securities under the Funds’ valuation procedures, as discussed above. More specifically, the Reorganizations provide that each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund. In exchange, the applicable Acquiring Fund will assume all of the liabilities of the applicable Acquired Fund and issue shares corresponding in class to the outstanding shares of the Acquired Fund, as follows:

Acquired Fund Share Class	Acquiring Fund Share Class
Institutional Class	Class I
Distributor Class	Class A

Pursuant to each Reorganization, each Acquired Fund will distribute the Acquiring Fund shares pro rata, on a class-by-class basis, to its shareholders in cancellation of such shareholders’ Acquired Fund shares.

For more information regarding how the Reorganizations will work, including changes resulting from the change in valuation procedures, please see the section below entitled, “Additional Information about each Reorganization and the Proposals,” in the sub-section entitled, “Terms of each Reorganization”. Please see Exhibit D to the combined prospectus/proxy statement for more information about Class A and Class I shares of the Acquiring Funds.

Q.    What happens if a Reorganization is not approved?

A.	If shareholders of an Acquired Fund do not approve the Reorganization after the Acquisition is completed, then the Interim Advisory Agreement with Stone Harbor, which will go into effect upon the closing of the Acquisition, will permit additional time to solicit shareholder approval of the Reorganization. As stated above, if the shareholders of the Acquired Fund do not approve the Reorganization within 150 days of the close of the Acquisition, then the Interim Advisory Agreement will terminate. In such an event, the Acquired Funds’ Board may take any further action it deems to be in the best interest of the Acquired Fund and its shareholders.

Although approval of one Reorganization is not expressly conditioned upon the approval of any other Reorganization, closing of each Reorganization is conditioned upon completion of the Acquisition. Since the Acquisition is conditioned upon, among other things, obtaining the consent of clients representing a certain minimum level of revenue, even if an Acquired Fund’s shareholders approve a Reorganization, it may not be sufficient to satisfy the revenue condition for the closing of the Acquisition if shareholders of enough other Acquired Funds do not approve their Reorganization or if enough other clients of Stone Harbor do not provide their consent. If the Acquisition of Stone Harbor by Virtus is not completed, none of the Reorganizations will take place and the Acquired Funds will continue to operate as series of Stone Harbor Investment Funds with Stone Harbor as their investment adviser.

Q.    How does the Acquired Funds’ Board recommend that I vote?

A.	After careful consideration, the Acquired Funds’ Board recommends that you vote FOR the Reorganization of your Acquired Fund.

Q.    How can I vote?

A.	You can vote in one of four ways:

•	By telephone (call the toll-free number on your proxy card)

•	By Internet (log on to the website address provided on your proxy card)

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•	By mail (using the enclosed postage-paid envelope)

•	At the shareholder meeting scheduled to occur via virtual meeting on February 24, 2022 at 3:00 p.m. Eastern Time.

The deadline for voting by telephone or Internet is 11:59 p.m. Eastern Time on February 23, 2022. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

Q.    Whom should I call if I have questions?

A.	If you have questions about the proposal described in the combined prospectus/proxy statement or about voting procedures, please call the Acquired Funds’ proxy solicitor, Broadridge Financial Solutions, toll free at (844) 557-9029. You may obtain a copy of the Acquired Funds’ annual report for the fiscal year ended May 31, 2021, and, when available, semiannual report for the period ended November 30, 2021, without charge. Please direct any such requests by telephone to 1-866-699-8125, by writing to Stone Harbor Investment Funds at 1290 Broadway, Suite 1100, Denver, Colorado 80203, or by downloading from www.shiplp.com.

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Stone Harbor Investment Funds

Stone Harbor Emerging Markets Corporate Debt Fund

Stone Harbor Emerging Markets Debt Allocation Fund

Stone Harbor Emerging Markets Debt Fund

Stone Harbor High Yield Bond Fund

Stone Harbor Local Markets Fund

Stone Harbor Strategic Income Fund

(Each an “Acquired Fund” and collectively the “Acquired Funds”)

Virtus Opportunities Trust

Virtus Stone Harbor Emerging Markets Corporate Debt Fund

Virtus Stone Harbor Emerging Markets Debt Allocation Fund

Virtus Stone Harbor Emerging Markets Debt Fund

Virtus Stone Harbor High Yield Bond Fund

Virtus Stone Harbor Local Markets Fund

Virtus Stone Harbor Strategic Income Fund

(Each an “Acquiring Fund” and collectively the “Acquiring Funds”)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

COMBINED PROSPECTUS/PROXY STATEMENT

December 30, 2021

This document is a proxy statement for each Acquired Fund, each organized as a series of a Massachusetts business trust, and a prospectus for each Acquiring Fund, each organized as a series of a Delaware statutory trust. The address and telephone number of each Acquired Fund is c/o Stone Harbor Investment Funds, 31 West 52nd Street, New York, New York 10019, and 1-866-699-8125. The address and telephone number of each Acquiring Fund is c/o Virtus Fund Services, LLC, 101 Munson Street, Greenfield, Massachusetts 01301, and 1-800-243-1574. This combined prospectus/proxy statement and the enclosed proxy card will be first mailed to shareholders of each Acquired Fund beginning on or about January 10, 2022. This combined prospectus/proxy statement contains information you should know before voting on the following proposals with respect to your Acquired Fund, as indicated below. You should read this document carefully and retain it for future reference.

At the Meeting, shareholders will consider whether, with respect to their Acquired Fund:

•	To approve the Agreement and Plan of Reorganization (the “Agreement”) by and among Stone Harbor Investment Funds, on behalf of the Acquired Fund, Virtus Opportunities Trust, on behalf of the corresponding Acquiring Fund, Stone Harbor Investment Partners LP (“Stone Harbor”), and Virtus Alternative Investment Advisers, Inc., an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”)

Shareholders of each Acquired Fund will vote separately on the proposal to reorganize the Acquired Fund into the corresponding Acquiring Fund pursuant to the Agreement as shown below:

	Acquired Fund	Acquiring Fund
1	Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
2	Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
3	Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
4	Stone Harbor High Yield Bond Fund	Virtus Stone Harbor High Yield Bond Fund
5	Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
6	Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund

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The proposals will be considered by shareholders who owned shares of the Acquired Funds on December 20, 2021 at a special meeting of shareholders (the “Meeting”) that will be held as a virtual meeting on February 24, 2022, at 3:00 p.m. Eastern Time. (The Acquired Funds and the Acquiring Funds are referred to individually or collectively as a “Fund” or the “Funds”, respectively.)

Due to concerns regarding the coronavirus ( COVID-19), the Special Meeting of shareholders will be held virtually, you will not be able to attend in person. To participate in the Meeting, shareholders must register in advance by visiting https://www.viewproxy.com/Virtusfunds/broadridgevsm and submitting the requested required information to Broadridge Investor Communication Solutions, Inc. (“Broadridge”), the Funds’ proxy tabulator.

Shareholders whose shares are registered directly with a Fund in the shareholder’s name will be asked to submit their name and control number found on their proxy card in order to register to participate in and vote at the Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. Obtaining a legal proxy may take several days. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/Virtusfunds/broadridgevsm and submit their name and newly issued control number in order to register to participate in and vote at the Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information for the Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at www.proxyvote.com. Only shareholders of a Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting. Requests for registration should be received no later than 5:00 p.m. Eastern Time, on Tuesday, February 22, 2022.

Although the Board of Trustees of Stone Harbor Investment Funds (the “Acquired Funds’ Board”) recommends that shareholders of each Acquired Fund approve the reorganization of such Acquired Fund into the corresponding Acquiring Fund pursuant to the Agreement (each a “Reorganization”), the Reorganization of each Acquired Fund is not conditioned upon the Reorganization of any other Acquired Fund. Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of a second Acquired Fund do not approve the second Acquired Fund’s Reorganization, assuming all other conditions to closing of the Reorganization have been satisfied, it is expected that the Reorganization of the first Acquired Fund will take place as described in this combined prospectus/proxy statement. If shareholders of any Acquired Fund fail to approve its Reorganization, the Acquired Funds’ Board will consider what other actions, if any, may be appropriate in the best interests of shareholders.

The closing of the Acquisition will result in the automatic termination of Stone Harbor’s advisory agreement with Stone Harbor Investment Funds, on behalf of each Acquired Fund. On October 20, 2021, the Board of Trustees of Stone Harbor Investment Funds (the “Acquired Funds’ Board”) approved an interim advisory agreement between Stone Harbor and Stone Harbor Investment Funds, on behalf of each Acquired Fund (the “Interim Advisory Agreement”), pursuant to which Stone Harbor will be permitted to continue to serve as the Acquired Funds’ investment adviser upon the closing of the Acquisition. The Interim Advisory Agreement will become effective upon the closing of the Acquisition and will continue in force for a period of up to 150 days following such effective date. The Interim Advisory Agreement is identical to the current investment advisory agreement between Stone Harbor and Stone Harbor Investment Funds, on behalf of each Acquired Fund, except with respect to the term of the agreement, termination provisions, and that the fees payable to Stone Harbor under the Interim Advisory Agreement will be paid to an interest-bearing escrow account, which will be released if shareholders approve the Reorganization for an Acquired Fund.

In addition, following the Acquisition, Stone Harbor is expected to merge with and into an indirect wholly-owned subsidiary of Virtus, to be known as Virtus Fixed Income Advisers, LLC (“VFIA”), and thereafter is expected to function as a division of that entity. Throughout these materials, references to Stone Harbor after the Acquisition are intended to indicate either Stone Harbor Investment Partners LP or the Stone Harbor division of VFIA, as appropriate. The Investment Company Act of 1940, as amended (the “1940 Act”) requires that a new investment advisory agreement of a registered investment company be approved by a majority vote of the outstanding voting securities of that investment company. Rule 15a-4 under the 1940 Act provides a temporary exemption from the shareholder approval requirement for an interim period of up to 150 days after termination of an advisory contract, subject to certain conditions. If the shareholders of the Acquired Fund do not approve the Reorganization within 150 days of the close of the Acquisition, then the Interim Advisory Agreement will terminate. At that point, the Acquired Funds’ Board may take any further action it deems to be in the best interest of the Acquired Fund and its shareholders.

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Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this combined prospectus/proxy statement by reference:

Stone Harbor Investment Funds (SEC File No. 811-22037)

•	the prospectus of Stone Harbor Investment Funds, dated September 30, 2021, as supplemented through the date of this combined prospectus/proxy statement (SEC Accession No. 0001398344-21-019268);

•	the Statement of Additional Information of Stone Harbor Investment Funds, dated September 30, 2021, as supplemented through the date of this combined prospectus/proxy statement (SEC Accession No. 0001398344-21-019268); and

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Stone Harbor Investment Funds for the year ended May 31, 2021 (SEC Accession No. 0001398344-21-015692).

For a free copy of any of the documents listed above, please call 1-866-699-8125, write to Stone Harbor Investment Funds at 1290 Broadway, Suite 1100, Denver, Colorado 80203 or download them from www.shiplp.com. To ask questions about this combined prospectus/proxy statement, please call Broadridge Financial Solutions toll free at (844) 557-9029.

Additional information contained in a Statement of Additional Information (“SAI”) relating to this combined prospectus/proxy statement, as required by the SEC, is on file with the SEC. The SAI is also available without charge, upon request by calling the toll free number set forth above for Stone Harbor Investment Funds or by writing to Stone Harbor Investment Funds at the address set forth above. The SAI, dated December 30, 2021, is incorporated by reference into this combined prospectus/proxy statement.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, as amended, and files reports, prospectus/proxy statement materials and other information with the SEC. These reports, prospectus/proxy statement materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

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SUMMARY OF REORGANIZATION PROPOSALS

This combined prospectus/proxy statement is being used by each Acquired Fund to solicit proxies to vote at the Meeting. Shareholders of each Acquired Fund will consider a proposal to approve the Agreement providing for the Reorganization of their Acquired Fund into the corresponding Acquiring Fund. A form of the Agreement is included at Exhibit A.

The following is a summary. More complete information appears later in this combined prospectus/proxy statement. You should carefully read the entire combined prospectus/proxy statement and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

If approved by shareholders and all other closing conditions have been satisfied:

•	Each Acquired Fund will transfer all of its property and assets to the corresponding Acquiring Fund in exchange solely for shares of the corresponding Acquiring Fund (with respect to each Reorganization, the “Reorganization Shares”) and the assumption by the corresponding Acquiring Fund of the Acquired Fund’s liabilities.

•	Each Acquiring Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund shares that it receives from the corresponding Acquired Fund and the Acquired Fund will then distribute the Reorganization Shares to its shareholders in exchange for their Acquired Fund shares. The aggregate net asset value of each class of Acquiring Fund shares each Acquired Fund shareholder will receive in the Reorganization will be equal to the aggregate net asset value of the corresponding class of Acquired Fund shares held by such shareholder immediately prior to the Reorganization, subject to certain changes arising from differences in how securities are valued under the Funds’ respective valuation procedures. For further information regarding the anticipated impact of such changes, see the section entitled “Terms of Each Reorganization.”

•	The costs associated with the Reorganizations will be borne by Stone Harbor and Virtus, and not by the shareholders of the Funds.

•	Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Code for U.S. federal income tax purposes. Accordingly, it is expected that the applicable Acquired Fund and its shareholders will not recognize gain or loss as a direct result of the Reorganization, as described in more detail in the section entitled “Tax Status of the Reorganizations.”

•	After a Reorganization is completed, the applicable Acquired Fund shareholders will be shareholders of the corresponding Acquiring Fund, and the Acquired Fund will no longer exist.

Comparison of Acquired Funds and Acquiring Funds

•	Each Acquired Fund and its corresponding Acquiring Fund share substantially identical investment objectives and principal investment strategies.

•	The principal investment strategies and principal risks of each Acquiring Fund are substantially identical to those of the corresponding Acquired Fund.

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•	The Reorganizations contemplate that the share classes of each Acquired Fund will be reorganized into the corresponding share classes of the Acquiring Funds with the similar designation. The Acquiring Fund share classes offer similar distribution Rule 12b-1 and/or shareholder servicing fees, investor eligibility requirements and other features as the corresponding class of each Acquired Fund. Because distribution and/or shareholder servicing fees are paid out of the assets of the applicable share class on an on-going basis, over time these fees will increase the cost of an investment in Distributor Class shares of an Acquired Fund and Class A shares of an Acquiring Fund, and may cost you more than paying other types of sales charges. Institutional Class shares of the Acquired Funds and Class I shares of the Acquiring Funds do not pay any distribution or shareholder servicing fees.

•	The Acquired Funds and the Acquiring Funds will have similar policies for buying and selling shares and similar exchange rights. However, there are some differences, including:

•	The Acquired Funds and the Acquiring Funds have different minimum initial purchase and subsequent investment amounts. The minimum initial purchase for Institutional Class and Distributor Class shares of the Acquired Funds is $1,000,000, and the minimum for subsequent investments is $250,000. For the Acquiring Funds, the minimum initial purchase for Class I shares is $100,000 and there is no minimum for additional purchases, while for Class A shares, the minimum initial purchase and minimum additional investment is generally $2,500 and $100, respectively, except that the minimum initial purchase for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts is $100, and there is no minimum initial purchase or subsequent investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

•	Both the Acquired Funds and the Acquiring Funds discourage frequent purchases and redemptions of fund shares (market timing) and have similar policies and procedures regarding market timing. However, there are some differences between the Acquired Funds’ and the Acquiring Funds’ policies and procedures regarding market timing. For example, under the Acquired Funds’ policies and procedures, the Acquired Funds may reject any order from an investor or Fund intermediaries they believe may be facilitating or have facilitated abusive trading practices, but there are no specific limits. Under the Acquiring Funds’ policies and procedures, shareholders are prohibited from making more than one roundtrip into and out of a Fund within any rolling 30-day period.

•	The Acquired Funds and the Acquiring Funds will have the same policies with respect to dividends and distributions.

•	The Acquired Funds and the Acquiring Funds will have the same tax treatment of distributions. Fund distributions are generally taxable to the shareholder as ordinary income, qualified dividend income or long-term capital gains, unless the shareholder is investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case the shareholder will generally be taxed only upon withdrawal of monies from the arrangement.

•	The Acquired Funds and the Acquiring Funds will have similar operating expenses but there are some differences in the shareholder fee structures:

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged on the shares of the Acquiring Funds issued in connection with the Reorganizations.

•	Investors may purchase and redeem Institutional Class and Distributor Class shares of the Acquired Funds at the relevant NAV of that class without a sales charge. Class I shares of the Acquiring Funds may also be purchased and redeemed without incurring any sales charge, but investors who purchase Class A shares of the Acquiring Funds outside of the Reorganization will pay a sales charge at the time of purchase equal to 3.75% of the offering price (3.90% of the amount invested). The sales charge may be reduced or waived under certain conditions. Existing Distributor Class shares of the Acquired Funds do not have a sales load, CDSC or redemption fee. To the extent applicable, any investors in the Distributor Class prior to the Reorganizations would not be subject to the sales load arrangements of Class A shares. However, there are no outside shareholders in the Acquired Funds’ Distributor Class shares. Generally, Class A shares are not subject to any charges by the Acquiring Funds when redeemed; however, a CDSC in an amount equal to 1.00% may be imposed on certain redemptions of purchases of $1,000,000 or more of Class A shares within 18 months of a finder’s fee being paid on such shares.

•	With respect to each Acquiring Fund, the advisory fee will be identical to the advisory fee applicable to the corresponding Acquired Fund.

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•	Virtus has contractually agreed to cause VAIA to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than for each Acquiring Fund that is a fund-of-funds, acquired fund fees and expenses of funds managed by Stone Harbor, and dividend expenses, if any) of the share classes of the Acquiring Funds so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganizations, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Funds as of the date of the Reorganizations; or (2) the gross operating expenses of the corresponding share classes of the Acquired Funds as of the end of the fiscal period immediately prior to the Reorganizations. Following that two-year period, an Acquiring Fund’s total expenses may increase if the expense limitation agreement is not renewed or if the Board of Trustees of Virtus Opportunities Trust approves different arrangements with service providers.

•	Under the terms of its expense limitation agreement, VAIA may recapture operating expenses waived or reimbursed under these expense limitation arrangements for a period of three years following the date that such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limitation in effect at the time of the waiver or reimbursement or, if less, the expense limitation in effect at the time the recapture would be made. VAIA will be permitted to recapture fees and expenses waived and/or reimbursed prior to the Reorganizations under the Acquired Funds’ current expense limitation agreements (i.e. currently reimbursable amounts will carry over).

Tax Consequences

Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Code for U.S. federal income tax purposes and will not take place unless the applicable Acquired Fund and the corresponding Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code, as described in more detail in the section entitled “Tax Status of the Reorganizations.” Accordingly, no gain or loss is expected to be recognized by the Acquired Fund or its shareholders as a direct result of its Reorganization.

A portion of the portfolio assets of an Acquired Fund may be sold in connection with its Reorganization. However, it is not anticipated that such sales will be significant. To the extent that any portfolio assets of an Acquired Fund are sold in connection with its Reorganization, an Acquired Fund may recognize gain or loss and incur transaction costs, and that may result in a taxable distribution of gains to shareholders. However, it is not anticipated that the amount of such transaction costs incurred, if any, will be significant to any Fund or that sales of portfolio securities resulting in taxable distributions of gains to shareholders will be significant.

At any time prior to a Reorganization, a shareholder may redeem shares of an Acquired Fund in which it holds shares. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Acquired Fund shares in a tax-deferred account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the tax-deferred account.

The Acquired Fund shareholders’ aggregate tax basis in the Reorganization Shares is expected to carry over from the shareholders’ basis in the corresponding Acquired Fund shares, and, in general, the Acquired Fund shareholders’ holding period in the Reorganization Shares is expected to include the shareholders’ holding period in the shares in the corresponding Acquired Fund.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Tax Status of the Reorganizations.”

Principal Risk Factors

The principal investment risks of an investment in each Acquiring Fund are substantially identical to the principal investment risks of an investment in each corresponding Acquired Fund.

COMPARISON OF ACQUIRED FUNDS AND ACQUIRING FUNDS — ALL REORGANIZATIONS

Fees and Expenses. Set forth below is a comparison of each Acquired Fund’s and corresponding Acquiring Fund’s fees and expenses. Shareholders of an Acquired Fund or an Acquiring Fund pay indirectly various expenses because each Fund pays fees and expenses that reduce the return on their investment. The tables below describe the fees and expenses that you may pay if you buy and hold shares of an Acquired Fund or the corresponding Acquiring Fund. The information shown is based on the fiscal year ended May 31, 2021. In the case of the Acquiring Funds, it is shown on a pro forma basis as if each Reorganization had been consummated the prior year. Only pro forma information is provided for the Acquiring Funds since each Acquiring Fund will not commence operations until its Reorganization is completed.

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The fees and expenses shown below reflect the application of any contractual expense limitation agreement in place for a Fund. Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”), VAIA, as investment adviser to the Acquiring Funds, has contractually agreed to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than for each Acquiring Fund that is a fund-of-funds, acquired fund fees and expenses of funds managed by Stone Harbor, and dividend expenses, if any) of the share classes of the Acquiring Funds so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganizations, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Funds as of the date of the Reorganizations; or (2) the gross operating expenses of the corresponding share classes of the Acquired Funds as of a date immediately prior to the Reorganizations. Following that two-year period, an Acquiring Fund’s total expenses may increase if the expense limitation agreement is not renewed or if the Board of Trustees of Virtus Opportunities Trust approves different arrangements with service providers.

Under the terms of the Expense Limitation Agreement with respect to the Acquiring Funds, VAIA will be permitted to recapture operating expenses waived and/or reimbursed prior to the Reorganizations under these expense limitation arrangements (including the expense limitation agreements currently in place for the Acquired Funds) for a period of three years following the date on which such waiver or reimbursement occurred, provided that the recapture does not cause the Fund to exceed the expense limitation in effect at the time of the waiver or reimbursement or, if less, the expense limitation in effect at the time the recapture would be made.

Stone Harbor and Virtus have agreed to share the costs associated with the Reorganizations. The Acquired Funds, the Acquiring Funds and their shareholders will not bear any costs associated with the Reorganizations.

Investment Objectives, Principal Investment Strategies, Principal Risks, Portfolio Management, and Performance. In addition, for each Reorganization, set forth below is a comparison of each Acquired Fund’s and each Acquiring Fund’s investment objectives, principal investment strategies, and principal risks, as well as information about the portfolio manager(s). The following information is applicable to each of the Reorganizations:

•	VAIA is expected to serve as the investment adviser and Stone Harbor, the current investment adviser for each Acquired Fund, is expected to serve as the subadviser for each Acquiring Fund.

•	Since the Acquiring Funds were established for the sole purpose of implementing the Reorganizations, the investment objective and principal investment strategies of each Acquiring Fund is substantially identical to that of its corresponding Acquired Fund. Similarly, the principal investment strategies and principal risks of each Acquiring Fund are substantially identical to those of the corresponding Acquired Fund.

•	The Acquiring Funds are subject to fundamental investment limitations that may differ from the fundamental investment limitations of the Acquired Fund. Virtus does not believe that the differences between the fundamental investment limitations of the Acquired Funds and the Acquiring Funds will result in any material differences between the way each Acquired Fund has been managed and the way each Acquiring Fund will be managed by Stone Harbor. A “fundamental” investment policy is one that may not be changed without a shareholder vote. Each Fund’s fundamental investment limitations are set forth below in Exhibit B; Exhibit B also discusses the Funds’ non-fundamental investment limitations.

•	For performance information and a discussion of each Acquired Fund’s performance during the period ended May 31, 2021, see the Annual Report of Stone Harbor Investment Funds, which is incorporated by reference into this Prospectus/Proxy Statement. Past performance is no guarantee of future results. Because the Acquiring Funds have not commenced operations as of the date of this combined prospectus/proxy statement, no performance is available. Because the Acquired Fund will be considered the accounting survivor in each Reorganization, each Acquiring Fund is expected to assume the performance history of its corresponding Acquired Fund at the closing of its respective Reorganization.

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Reorganization of Stone Harbor Emerging Markets Corporate Debt Fund

into Virtus Stone Harbor Emerging Markets Corporate Debt Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Distributor Class	Acquiring Fund (Pro Forma) Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

	Acquired Fund Institutional Class	Acquiring Fund (Pro Forma) Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Distributor Class		Acquiring Fund (Pro Forma) Class A Shares
Management Fees	0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%
Other Expenses	2.61%		1.24	%(c)
Total Annual Fund Operating Expenses	3.71%		2.34%
Less: Expense Reimbursement	(2.45	)%(a)	(1.08	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.26	%(b)	1.26	%(b)

	Acquired Fund Institutional Class		Acquiring Fund (Pro Forma) Class I Shares
Management Fees	0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None		None
Other Expenses	2.61%		1.24	%(c)
Total Annual Fund Operating Expenses	3.46%		2.09%
Less: Expense Reimbursement	(2.45	)%(a)	(1.08	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.01	%(b)	1.01	%(b)

(a)	Stone Harbor has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 1.00% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Acquired Funds’ Board, and is reevaluated on an annual basis. Stone Harbor will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

(b)	Includes borrowing costs of 0.01%, which are not covered under the Fund’s expense limitation agreement.

(c)	“Other Expenses” are estimated based on the fees and expenses of Acquiring Fund assuming that the Reorganization is consummated.

(d)	Effective immediately after the Reorganization, Virtus has contractually agreed to cause VAIA to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the share classes of the Acquiring Fund so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganization, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Fund as of the date of the Reorganization; or (2) the gross operating expenses of the corresponding share classes of the Acquired Fund as of a date immediately prior to the Reorganization. VAIA will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the expense limitation agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. Thus, subject to the provisions of the expense limitation agreement, VAIA will reserve the right to recapture expenses waived and/or reimbursed prior to the Reorganizations, subject to the expense cap. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which such waiver or reimbursement occurred. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Opportunities Trust and VAIA.

8

Examples of Fund Expenses

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same and that the expense limitations are in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Distributor Class Shares	Sold or Held	$128	$908	$1,708	$3,800
Acquiring Fund (Pro Forma) – Class A Shares	Sold or Held	$499	$874	$1,385	$2,789

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Institutional Class Shares	Sold or Held	$103	$834	$1,587	$3,575
Acquiring Fund (Pro Forma) – Class I Shares	Sold or Held	$103	$440	$920	$2,246

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 55% of the average value of its portfolio. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations, but the Acquiring Fund is expected to have portfolio turnover rates similar to those of the Acquired Fund.

Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks

Each Fund’s investment objective is to seek to maximize total return, which consists of income on its investments and capital appreciation.

Subsequent to the Reorganization, the Acquiring Fund, like the Acquired Fund, will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Corporate Debt Investments. “Emerging Markets Corporate Debt Investments” are debt instruments, including loans, issued by corporations or other business organizations that are economically tied to an emerging market country. A corporation or other business organization is economically tied to an emerging market country if it issues securities that are principally traded on the country’s securities markets or if it is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Corporate Debt Investments also include derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Corporate Debt Investments. For example, the Fund may utilize futures or other derivatives whose return is based on specific Emerging Markets Corporate Debt Investments or indices of such investments. Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent. The Fund may also invest in sovereign debt securities. The Fund’s investments may be denominated in non-U.S. currencies or in the U.S. dollar.

The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund’s investments may include, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to the types of investments listed herein. The Fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.

9

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. Stone Harbor normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

Since there will be no changes to the principal investment strategies followed by the Acquiring Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

•	Emerging Market Risk

•	Foreign Investing

•	Debt Instruments

•	Credit Risk

•	Interest Rate Risk

•	Currency Rate Risk

•	Derivatives Risk

•	High Yield Fixed Income Securities (Junk Bonds) Risk

•	Market Volatility Risk

•	Liquidity Risk

•	Bank Loan Risk

See Exhibit C below for a detailed description of each of these risks.

Comparison of Portfolio Management

Both the Acquired Fund and the Acquiring Fund share the same portfolio managers. See Exhibit D for information about the portfolio managers.

Reorganization of Stone Harbor Emerging Markets Debt Allocation Fund

into Virtus Stone Harbor Emerging Markets Debt Allocation Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Distributor Class	Acquiring Fund (Pro Forma) Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

10

	Acquired Fund Institutional Class	Acquiring Fund (Pro Forma) Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Distributor Class		Acquiring Fund (Pro Forma) Class A Shares
Management Fees	0.70%		0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%
Other Expenses	0.62%		0.51	%(b)
Acquired Fund Fees and Expenses	0.83%		0.83%
Total Annual Fund Operating Expenses	2.40%		2.29%
Less: Expense Reimbursement	(1.30	)%(a)	(1.19	)%(c)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%		1.10%

	Acquired Fund Institutional Class		Acquiring Fund (Pro Forma) Class I Shares
Management Fees	0.70%		0.70%
Distribution and Shareholder Servicing (12b-1) Fees	None		None
Other Expenses	0.62%		0.57	%(b)
Acquired Fund Fees and Expenses	0.83%		0.83%
Total Annual Fund Operating Expenses	2.15%		2.10%
Less: Expense Reimbursement	(1.30	)%(a)	(1.25	)%(c)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%		0.85%

(a)	Stone Harbor has agreed to limit the amount of the Fund’s total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses of Stone Harbor-advised funds, but exclusive of acquired fund fees and expenses of non-Stone Harbor-advised funds, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.85% and 1.10% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Acquired Funds’ Board, and is reevaluated on an annual basis. Stone Harbor will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

(b)	“Other Expenses” are estimated based on the fees and expenses of Acquiring Fund assuming that the Reorganization is consummated.

(c)	Effective immediately after the Reorganization, Virtus has contractually agreed to cause VAIA to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by Stone Harbor, and dividend expenses, if any) of the share classes of the Acquiring Fund so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganization, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Fund as of the date of the Reorganization; or (2) the gross operating expenses of the corresponding share classes of the Acquired Fund as of a date immediately prior to the Reorganization. VAIA will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the expense limitation agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. Thus, subject to the provisions of the expense limitation agreement, VAIA will reserve the right to recapture expenses waived and/or reimbursed prior to the Reorganizations, subject to the expense cap. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which such waiver or reimbursement occurred. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Opportunities Trust and VAIA.

11

Examples of Fund Expenses

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same and that the expense limitations are in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Distributor Class Shares	Sold or Held	$112	$624	$1,163	$2,637
Acquiring Fund (Pro Forma) – Class A Shares	Sold or Held	$483	$836	$1,339	$2,718

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Institutional Class Shares	Sold or Held	$87	$547	$1,035	$2,380
Acquiring Fund (Pro Forma) – Class I Shares	Sold or Held	$87	$408	$891	$2,225

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 29% of the average value of its portfolio. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations, but the Acquiring Fund is expected to have portfolio turnover rates similar to those of the Acquired Fund.

Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks

Each Fund’s investment objective is to seek to maximize total return, which consists of income on its investments and capital appreciation.

Subsequent to the Reorganization, the Acquiring Fund, like the Acquired Fund, will normally invest, either directly or through the underlying funds (defined below), at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. “Emerging Markets Investments” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Investments may be denominated in the U.S. Dollar or the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”). Emerging Markets Investments also include Emerging Markets Currencies and derivatives and other instruments used to hedge or gain exposure to emerging securities markets or Emerging Markets Currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities, emerging markets indices or Emerging Markets Currencies). The Fund may use derivatives to a significant extent. Derivatives included in the 80% calculation are those that an Adviser or subadviser determines have economic characteristics of emerging markets fixed income securities.

The Acquiring Fund may invest all or a significant portion of its assets in the Virtus Stone Harbor Emerging Markets Debt Fund and Virtus Stone Harbor Local Markets Fund (together, the “underlying funds”). The Fund expects that under normal circumstances approximately 50% of the Fund’s assets will be invested in the Stone Harbor Emerging Markets Debt Fund and approximately 50% of the Fund’s assets will be invested in the Stone Harbor Local Markets Fund. The Fund is not required to invest in the underlying funds. The allocations in the underlying funds listed above may vary from time to time depending on market conditions and there may be times the Fund is not invested in any underlying fund. The Acquiring Fund will consider the holdings of the underlying funds in which it invests when determining compliance with the 80% policy. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and other instruments and transactions.

Stone Harbor has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. Stone Harbor generally considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund’s investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The Fund seeks capital appreciation through country selection, sector selection, security selection and currency selection.

12

In selecting Emerging Markets Investments for investment, Stone Harbor will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market conditions.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. Stone Harbor normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

Since there will be no changes to the principal investment strategies followed by the Acquiring Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

•	Emerging Market Risk

•	Foreign Investing Risk

•	Currency Rate Risk

•	Debt Instruments Risk

•	Credit Risk

•	Interest Rate Risk

•	Derivatives Risk

•	High Yield Fixed Income Securities (Junk Bonds) Risk

•	Fund of Funds Risk

•	Market Volatility Risk

•	Liquidity Risk

•	Allocation Risk

See Exhibit C below for a detailed description of each of these risks.

Comparison of Portfolio Management

Both the Acquired Fund and the Acquiring Fund share the same portfolio managers. See Exhibit D for information about the portfolio managers.

Reorganization of Stone Harbor Emerging Markets Debt Fund

into Virtus Stone Harbor Emerging Markets Debt Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Distributor Class	Acquiring Fund (Pro Forma) Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

13

	Acquired Fund Institutional Class	Acquiring Fund (Pro Forma) Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Distributor Class		Acquiring Fund (Pro Forma) Class A Shares
Management Fees	0.60%		0.60%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%
Other Expenses	0.13%		0.17	%(c)
Total Annual Fund Operating Expenses	0.98%		1.02%
Less: Expense Reimbursement	(0.00	)%(a)	(0.02	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.98	%(b)	1.00	%(b)

	Acquired Fund Institutional Class		Acquiring Fund (Pro Forma) Class I Shares
Management Fees	0.60%		0.60%
Distribution and Shareholder Servicing (12b-1) Fees	None		None
Other Expenses	0.13%		0.25	%(c)
Total Annual Fund Operating Expenses	0.73%		0.85%
Less: Expense Reimbursement	(0.00	)%(a)	(0.12	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.73	%(b)	0.73	%(b)

(a)	Stone Harbor has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.75% and 1.00% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Acquired Funds’ Board, and is reevaluated on an annual basis. Stone Harbor will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

(b)	Includes borrowing costs of 0.01%, which are not covered under the Fund’s expense limitation agreement. Note that the Distributor Class does not currently have any shareholders, and the annual Fund operating expenses are estimated to be 0.98%, which is lower than the cap of 1.00%. As such, the Class A Shares cap is being kept at 1.00%.

(c)	“Other Expenses” are estimated based on the fees and expenses of Acquiring Fund assuming that the Reorganization is consummated.

(d)	Effective immediately after the Reorganization, Virtus has contractually agreed to cause VAIA to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the share classes of the Acquiring Fund so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganization, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Fund as of the date of the Reorganization; or (2) the gross operating expenses of the corresponding share classes of the Acquired Fund as of a date immediately prior to the Reorganization. (For the Distributor Class shares, there are no shareholders, so the expense limitation for Class A shares is expected to be the same as what is in place prior to the Reorganization.) VAIA will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. Thus, subject to the provisions of the expense limitation agreement, VAIA will reserve the right to recapture expenses waived and/or reimbursed prior to the Reorganizations, subject to the expense cap. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which such waiver or reimbursement occurred. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Opportunities Trust and VAIA.

14

Examples of Fund Expenses

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same and that the expense limitations are in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Distributor Class Shares	Sold or Held	$100	$312	$541	$1,200
Acquiring Fund (Pro Forma) – Class A Shares	Sold or Held	$473	$682	$911	$1,568

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Institutional Class Shares.	Sold or Held	$75	$233	$406	$906
Acquiring Fund (Pro Forma) – Class I Shares	Sold or Held	$75	$246	$446	$1,022

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 106% of the average value of its portfolio. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations, but the Acquiring Fund is expected to have portfolio turnover rates similar to those of the Acquired Fund.

Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks

Each Fund’s investment objective is to seek to maximize total return, which consists of income on its investments and capital appreciation.

Subsequent to the Reorganization, the Acquiring Fund, like the Acquired Fund, will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Fixed Income Securities. “Emerging Markets Fixed Income Securities” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans. Emerging Markets Fixed Income Securities may be denominated in non-U.S. currencies or the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Fixed Income Securities also include derivatives and other instruments used to hedge or gain exposure to emerging securities markets (for example, futures or other derivatives whose return is based on specific emerging markets securities or indices). Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent. Derivatives included in the 80% calculation are those that have economic characteristics of emerging markets fixed income securities.

Stone Harbor has broad discretion to identify and invest in countries that it considers to be emerging securities markets. The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Fixed Income Securities may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities and derivatives related to these types of securities. The Fund seeks capital appreciation through country selection, sector selection and security selection.

15

The Fund is “non-diversified,” which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. Stone Harbor normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

Since there will be no changes to the principal investment strategies followed by the Acquiring Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

•	Emerging Market Risk

•	Foreign Investing Risk

•	Currency Rate Risk

•	Debt Instruments Risk

•	Credit Risk

•	Interest Rate Risk

•	Derivatives Risk

•	High Yield Fixed Income Securities (Junk Bonds) Risk

•	Non-Diversification Risk

•	Liquidity Risk

•	Market Volatility Risk

See Exhibit C below for a detailed description of each of these risks.

Comparison of Portfolio Management

Both the Acquired Fund and the Acquiring Fund share the same portfolio managers. See Exhibit D for information about the portfolio managers.

Reorganization of Stone Harbor High Yield Bond Fund

into Virtus Stone Harbor High Yield Bond Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Distributor Class	Acquiring Fund (Pro Forma) Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

16

	Acquired Fund Institutional Class	Acquiring Fund (Pro Forma) Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Distributor Class		Acquiring Fund (Pro Forma) Class A Shares
Management Fees	0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%
Other Expenses	0.38%		0.24	%(c)
Total Annual Fund Operating Expenses	1.13%		0.99%
Less: Expense Reimbursement	(0.22	)%(a)	(0.08	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91	%(b)	0.91	%(b)

	Acquired Fund Institutional Class		Acquiring Fund (Pro Forma) Class I Shares
Management Fees	0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	None		None
Other Expenses	0.38%		0.25	%(c)
Total Annual Fund Operating Expenses	0.88%		0.75%
Less: Expense Reimbursement	(0.22	)%(a)	(0.09	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66	%(b)	0.66	%(b)

(a)	Stone Harbor has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.65% and 0.90% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Acquired Funds’ Board, and is reevaluated on an annual basis. Stone Harbor will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

(b)	Includes borrowing costs of 0.01%, which are not covered under the Fund’s expense limitation agreement.

(c)	“Other Expenses” are estimated based on the fees and expenses of Acquiring Fund assuming that the Reorganization is consummated.

(d)	Effective immediately after the Reorganization, Virtus has contractually agreed to cause VAIA to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the share classes of the Acquiring Fund so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganization, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Fund as of the date of the Reorganization; or (2) the gross operating expenses of the corresponding share classes of the Acquired Fund as of a date immediately prior to the Reorganization. VAIA will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. Thus, subject to the provisions of the expense limitation agreement, VAIA will reserve the right to recapture expenses waived and/or reimbursed prior to the Reorganizations, subject to the expense cap. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which such waiver or reimbursement occurred. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Opportunities Trust and VAIA.

17

Examples of Fund Expenses

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same and that the expense limitations are in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Distributor Class Shares	Sold or Held	$93	$337	$601	$1,355
Acquiring Fund (Pro Forma) – Class A Shares	Sold or Held	$465	$664	$889	$1,533

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Institutional Class Shares	Sold or Held	$67	$259	$466	$1,064
Acquiring Fund (Pro Forma) – Class I Shares	Sold or Held	$67	$222	$400	$918

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 94% of the average value of its portfolio. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations, but the Acquiring Fund is expected to have portfolio turnover rates similar to those of the Acquired Fund.

Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks

Each Fund’s investment objective is to seek to maximize total return, which consists of income on its investments and capital appreciation.

Subsequent to the Reorganization, the Acquiring Fund, like the Acquired Fund, will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in High Yield Debt Securities. “High Yield Debt Securities” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) rated below investment grade (or, if unrated, of comparable quality as determined by the subadviser). These types of debt securities and instruments are commonly referred to as “high yield” securities or “junk bonds” and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, commercial loans, and other obligations of U.S. and non-U.S. issuers. High Yield Debt Securities also include debt securities or other instruments whose return is based on the return of high yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high yield markets. The Fund may invest in High Yield Debt Securities of any credit rating (including unrated securities). The Fund’s investments may include, among other things, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), non-publicly traded securities, payment-in-kind bonds, securities issued by supranational organizations, structured notes, convertible securities, inflation-protected and other index-linked securities, interest-only securities, step-up securities and zero coupon bonds. Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent. The Fund seeks capital appreciation through industry selection, sector selection and security selection.

Maturity and Duration. Stone Harbor normally maintains an average portfolio duration of between 3 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

Since there will be no changes to the principal investment strategies followed by the Acquiring Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

•	Credit Risk

18

•	Interest Rate Risk

•	High Yield Fixed Income Securities (Junk Bonds) Risk

•	Bank Loan Risk

•	Foreign Investing Risk

•	Derivatives Risk

•	Market Volatility Risk

•	Liquidity Risk

•	Debt Instruments Risk

•	Mortgage-Backed and Asset-Backed Securities Risk

See Exhibit C below for a detailed description of each of these risks.

Comparison of Portfolio Management

Both the Acquired Fund and the Acquiring Fund share the same portfolio managers. See Exhibit D for information about the portfolio managers.

Reorganization of Stone Harbor Local Markets Fund

into Virtus Stone Harbor Local Markets Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Distributor Class	Acquiring Fund (Pro Forma) Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

	Acquired Fund Institutional Class	Acquiring Fund (Pro Forma) Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) . . .	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Distributor Class		Acquiring Fund (Pro Forma) Class A Shares
Management Fees	0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%
Other Expenses	0.29%		0.27	%(c)
Total Annual Fund Operating Expenses	1.29%		1.27%
Less: Expense Reimbursement	(0.03	)%(a)	(0.01	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.26	%(b)	1.26	%(b)

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	Acquired Fund Institutional Class		Acquiring Fund (Pro Forma) Class I Shares
Management Fees	0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees	None		None
Other Expenses	0.29%		0.33	%(c)
Total Annual Fund Operating Expenses	1.04%		1.08%
Less: Expense Reimbursement	(0.03	)%(a)	(0.07	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.01	%(b)	1.01	%(b)

(a)	Stone Harbor has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 1.00% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Acquired Funds’ Board, and is reevaluated on an annual basis. Stone Harbor will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

(b)	Includes borrowing costs of 0.01%, which are not covered under the Fund’s expense limitation agreement.

(c)	“Other Expenses” are estimated based on the fees and expenses of Acquiring Fund assuming that the Reorganization is consummated.

(d)	Effective immediately after the Reorganization, Virtus has contractually agreed to cause VAIA to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the share classes of the Acquiring Fund so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganization, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Fund as of the date of the Reorganization; or (2) the gross operating expenses of the corresponding share classes of the Acquired Fund as of a date immediately prior to the Reorganization. VAIA will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. Thus, subject to the provisions of the expense limitation agreement, VAIA will reserve the right to recapture expenses waived and/or reimbursed prior to the Reorganizations, subject to the expense cap. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which such waiver or reimbursement occurred. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Opportunities Trust and VAIA.

Examples of Fund Expenses

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same and that the expense limitations are in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Distributor Class Shares	Sold or Held	$128	$406	$705	$1,554
Acquiring Fund (Pro Forma) – Class A Shares	Sold or Held	$498	$760	$1,043	$1,847

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Institutional Class Shares	Sold or Held	$103	$328	$571	$1,268
Acquiring Fund (Pro Forma) – Class I Shares	Sold or Held	$103	$329	$581	$1,302

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 95% of the average value of its portfolio. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations, but the Acquiring Fund is expected to have portfolio turnover rates similar to those of the Acquired Fund.

20

Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks

Each Fund’s investment objective is to seek to maximize total return, which consists of income on its investments and capital appreciation.

Subsequent to the Reorganization, the Acquiring Fund, like the Acquired Fund, will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. “Emerging Markets Investments” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country, which are denominated in the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”) or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans. Although under normal circumstances a significant portion of the Fund’s investments will be denominated in Emerging Markets Currencies, Emerging Markets Investments may be denominated in non-Emerging Markets Currencies, including the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Investments also include Emerging Markets Currencies and derivatives and other instruments used to hedge or gain exposure to emerging securities markets or Emerging Markets Currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities, emerging markets indices or Emerging Markets Currencies). Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent.

The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The Fund seeks capital appreciation through country selection, sector selection, security selection and currency selection.

In selecting Emerging Markets Investments for investment, Stone Harbor will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market considerations.

The Fund is “non-diversified,” which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. Stone Harbor normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

Since there will be no changes to the principal investment strategies followed by the Acquiring Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

•	Emerging Market Risk

•	Foreign Investing Risk

•	Currency Rate Risk

•	Debt Instruments Risk

•	Credit Risk

21

•	Interest Rate Risk

•	Derivatives Risk

•	High Yield Fixed Income Securities (Junk Bonds) Risk

•	Non-Diversification Risk

•	Market Volatility Risk

•	Liquidity Risk

•	Bank Loan Risk

•	Investing in China Risk

See Exhibit C below for a detailed description of each of these risks.

Comparison of Portfolio Management

Both the Acquired Fund and the Acquiring Fund share the same portfolio managers. See Exhibit D for information about the portfolio managers.

Reorganization of Stone Harbor Strategic Income Fund

into Virtus Stone Harbor Strategic Income Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Distributor Class	Acquiring Fund (Pro Forma) Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) .	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

	Acquired Fund Institutional Class	Acquiring Fund (Pro Forma) Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Distributor Class		Acquiring Fund (Pro Forma) Class A Shares
Management Fees	0.55%		0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%
Other Expenses	0.58%		0.36	%(b)
Acquired Fund Fees and Expenses	0.63%		0.63%
Total Annual Fund Operating Expenses	2.01%		1.79%
Less: Expense Reimbursement	(1.06	)%(a)	(0.84	)%(c)
Total Annual Fund Operating Expenses After Expense Reimbursement .	0.95%		0.95%

22

	Acquired Fund Institutional Class		Acquiring Fund (Pro Forma) Class I Shares
Management Fees	0.55%		0.55%
Distribution and Shareholder Servicing (12b-1) Fees	None		None
Other Expenses	0.58%		0.44	%(b)
Acquired Fund Fees and Expenses	0.63%		0.63%
Total Annual Fund Operating Expenses	1.76%		1.62%
Less: Expense Reimbursement	(1.06	)%(a)	(0.92	)%(c)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%		0.70%

(a)	Stone Harbor has agreed to limit the amount of the Fund’s total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses of Stone Harbor-advised funds, but exclusive of acquired fund fees and expenses of non-Stone Harbor-advised funds, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.70% and 0.95% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2022, may only be terminated before then by the Acquired Funds’ Board, and is reevaluated on an annual basis. Stone Harbor will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

(b)	“Other Expenses” are estimated based on the fees and expenses of Acquiring Fund assuming that the Reorganization is consummated.

(c)	Effective immediately after the Reorganization, Virtus has contractually agreed to cause VAIA to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by Stone Harbor, and dividend expenses, if any) of the share classes of the Acquiring Fund so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganization, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Fund as of the date of the Reorganization; or (2) the gross operating expenses of the corresponding share classes of the Acquired Fund as of a date immediately prior to the Reorganization. VAIA will be permitted to recapture, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recaptured fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. Thus, subject to the provisions of the expense limitation agreement, VAIA will reserve the right to recapture expenses waived and/or reimbursed prior to the Reorganizations, subject to the expense cap. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which such waiver or reimbursement occurred. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Opportunities Trust and VAIA.

Examples of Fund Expenses

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same and that the expense limitations are in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Distributor Class Shares	Sold or Held	$97	$528	$985	$2,252
Acquiring Fund (Pro Forma) – Class A Shares	Sold or Held	$469	$756	$1,154	$2,266

	Share Status	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Institutional Class Shares	Sold or Held	$72	$451	$855	$1,985
Acquiring Fund (Pro Forma) – Class I Shares	Sold or Held	$72	$326	$703	$1,764

23

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 13% of the average value of its portfolio. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations, but the Acquiring Fund is expected to have portfolio turnover rates similar to those of the Acquired Fund.

Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks

Each Fund’s investment objective is to seek to maximize total return, which consists of income on its investments and capital appreciation.

Subsequent to the Reorganization, the Acquiring Fund, like the Acquired Fund, is intended to provide broad exposure to global credit markets. The Fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The Acquiring Fund may invest all or a significant portion of its assets in Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Emerging Markets Debt Fund, Virtus Stone Harbor Local Markets Fund and Virtus Stone Harbor Emerging Markets Corporate Debt Fund and other funds sponsored by Virtus (together, the “underlying funds”). The Fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. The Acquiring Fund will consider the holdings of the underlying funds in which it invests when determining compliance with the 80% policy. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and in other instruments and transactions.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. At any given time, the Fund may be entirely or significantly invested in a particular type of fixed income security or underlying fund.

The Fund may invest in fixed income securities and derivative instruments rated below investment grade (or, if unrated, of comparable quality as determined by Stone Harbor). These types of securities and instruments are commonly referred to as “high yield” securities or “junk bonds” and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, commercial loans, preferred stock and other obligations of U.S. and non-U.S. issuers. The Fund may also invest in preferred securities.

The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund’s investments may be issued by any U.S. or non-U.S. public- or private-sector entity. The Fund may invest a significant portion of its assets in investments that are economically tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans, such as loans issued by corporations or other business organizations. An investment is economically tied to an emerging market country if it is principally traded on the country’s securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. All or a significant portion of the Fund’s investments may be denominated in non-U.S. currencies. The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index.

The Fund may invest in derivatives and other instruments for hedging purposes or to otherwise gain or reduce long or short exposure to securities, markets or currencies. Although the Fund and the underlying funds are not limited in the types of derivatives that may be used, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities. Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. Stone Harbor normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

24

Since there will be no changes to the principal investment strategies followed by the Acquiring Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

•	Debt Instruments Risk

•	Credit Risk

•	Interest Rate Risk

•	Allocation Risk

•	Fund of Funds Risk

•	U.S. Government Securities Risk

•	Mortgage-Backed and Asset-Backed Securities Risk

•	Bank Loan Risk

•	High Yield Fixed Income Securities (Junk Bonds) Risk

•	Foreign Investing Risk

•	Emerging Market Risk

•	Derivatives Risk

•	Currency Rate Risk

•	Market Volatility Risk

•	Liquidity Risk

See Exhibit C below for a detailed description of each of these risks.

Comparison of Portfolio Management

Both the Acquired Fund and the Acquiring Fund share the same portfolio managers. See Exhibit D for information about the portfolio managers.

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION AND THE PROPOSALS

Principal Risks

The principal risks of the Acquired Funds and the Acquiring Funds will be substantially identical. Set forth in Exhibit C is a glossary of risks, in alphabetical order, describing the principal risks indicated for each Acquiring Fund in “Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks” above. You may lose money by investing in any of these Funds.

Purchases and Sales of Acquired Fund and Acquiring Fund Shares

The Acquired Funds and the Acquiring Funds have similar policies for buying and selling shares and similar exchange privileges. Please see Exhibit D for a description of these policies for the Acquiring Funds, which are the same as the comparable policies for the Acquired Funds, except as noted below:

Acquired Fund shareholders are able to exchange their shares among all Stone Harbor Investment Funds. Immediately following the Reorganizations, shareholders of the Acquiring Funds will be able to exchange their shares among all of the Acquiring Funds, as well as among the broader family of Virtus Mutual Funds.

The Acquired Funds and the Acquiring Funds have different minimum initial purchase and subsequent investment amounts. The minimum initial purchase for Institutional Class and Distributor Class shares of the Acquired Funds is $1,000,000, and the minimum for subsequent investments is $250,000. For the Acquiring Funds, the minimum initial purchase for Class I shares is $100,000 and there is no minimum for additional purchases, while for Class A shares, the minimum initial purchase and minimum additional investment is generally $2,500 and $100, respectively, except that the minimum initial purchase for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts is $100, and there is no minimum initial purchase or subsequent investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

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Investors may purchase and redeem Institutional Class and Distributor Class shares of the Acquired Funds at the relevant NAV of that class without a sales charge. Class I shares of the Acquiring Funds may also be purchased and redeemed without incurring any sales charge, but investors who purchase Class A shares of the Acquiring Funds outside of the Reorganization will pay a sales charge at the time of purchase equal to 3.75% of the offering price (3.90% of the amount invested). The sales charge may be reduced or waived under certain conditions. Existing Distributor Class shares of the Acquired Funds do not have a sales load, CDSC or redemption fee. To the extent applicable, any investors in the Distributor Class prior to the Reorganizations would not be subject to the sales load arrangements of Class A shares. However, there are no outside shareholders in the Acquired Funds’ Distributor Class shares. Generally, Class A shares are not subject to any charges by the Acquiring Funds when redeemed; however, a contingent deferred sales charge in an amount equal to 1.00% may be imposed on certain redemptions of purchases of $1,000,000 or more of Class A shares within 18 months of a finder’s fee being paid on such shares.

Both the Acquired Funds and the Acquiring Funds discourage frequent purchases and redemptions of fund shares (market timing) and have similar policies and procedures regarding market timing. However, there are some differences between the Acquired Funds’ and the Acquiring Funds’ policies and procedures regarding market timing. For example, under the Acquired Funds’ policies and procedures, the Acquired Funds may reject any order from an investor or Fund intermediaries they believe may be facilitating or have facilitated abusive trading practices, but there are no specific limits. Under the Acquiring Funds’ policies and procedures, shareholders are prohibited from making more than one round trip into and out of a Fund within one any rolling 30-day period.

Jurisdiction of Organization

Both the Acquired Funds and the Acquiring Funds are structured as series of open-end management investment companies. The Acquired Funds are organized as series of a Massachusetts business trust, while the Acquiring Funds are organized as series of a Delaware statutory trust. Please see Exhibit E for a comparison of the material rights of shareholders of the Acquired Funds and shareholders of the Acquiring Funds.

Terms of Each Reorganization

The Board of each Fund has approved the Agreement, a copy of which is attached to this combined prospectus/proxy statement as Exhibit A. The following summary of certain terms of the Agreement is qualified in its entirety by reference to the Agreement:

Subject to approval by shareholders of the applicable Acquired Fund, other conditions included in the Agreement and the closing of the Acquisition, each Reorganization is expected to be completed approximately in the second quarter of 2022.

On the closing date of each Reorganization (the “Reorganization Closing Date”), the applicable Acquired Fund will transfer all of its property and assets to the corresponding Acquiring Fund and, in exchange, the corresponding Acquiring Fund will assume all the Acquired Fund’s liabilities and will issue Reorganization Shares to the Acquired Fund. The value of each Acquired Fund’s assets, as well as the number of Reorganization Shares to be issued to the Acquired Fund, will be determined in accordance with the Agreement. The Reorganization Shares will have an aggregate net asset value (on a class-by-class basis) equal to the aggregate net asset value of the Acquired Fund shares (on a class-by-class basis) received from the Acquired Fund in the Reorganization. The Reorganization Shares will be distributed to Acquired Fund shareholders on a class-by-class basis in proportion to their holdings of shares of the applicable classes of the Acquired Fund, in liquidation of the Acquired Fund. Shareholders of each Acquired Fund will become owners of Reorganization Shares of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Acquired Fund that they held prior to the Reorganizations, subject to any changes arising from differences in how securities are valued under the Funds’ valuation procedures. As a result, shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund.

Upon the consummation of each Reorganization, which is expected to occur during the second quarter of 2022, the assets transferred to an Acquiring Fund will be valued pursuant to the Acquiring Fund’s valuation procedures as approved by the Acquiring Funds’ Board. There is one material difference between the Acquiring Fund’s valuation procedures and those currently used by the Acquired Fund. Currently, for purposes of determining an Acquired Fund’s net asset value, fixed income securities are typically priced at the mean of evaluated bid and ask prices provided by third-party pricing vendors on the valuation date. In contrast, consistent with other Virtus-sponsored funds, an Acquiring Fund will typically value fixed income securities at the last bid price provided by third-party pricing vendors, which is a common valuation methodology in the mutual fund industry. Virtus believes that using a common valuation methodology across its funds will provide operational efficiencies and financial reporting consistency. Accordingly, if the Reorganizations are approved by shareholders, it is expected that this difference will have a one-time negative impact on the calculation of the net asset value of each Acquired Fund in connection with the completion of the respective Reorganizations. The impact of this difference in valuation methodology may be material, subject to future market conditions at the time each Reorganization is completed (please see the Q&A, “How will the Reorganization affect the value of a shareholder’s investment?” for more information). Notwithstanding this anticipated difference in the calculation of net asset value per share, there will be no change in the underlying portfolios (other than in connection with on-going portfolio management) held by an Acquired Fund, therefore neither the market value of the securities in the underlying portfolios nor the actual investment income earned will be impacted.

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In accordance with the Agreement, the Virtus Opportunities Trust, on behalf of the Acquiring Funds, has agreed to assume the liabilities of the Acquired Funds, which includes all obligations of the Acquired Funds with respect to the rights to indemnification and limitations of liability existing in favor of the current and former Trustees and Officers of Stone Harbor Investment Funds.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

•	The Acquisition of Stone Harbor by Virtus is completed.

•	The Acquired Fund has delivered to the corresponding Acquiring Fund a certificate executed in its name by Stone Harbor Investment Funds’ President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Reorganization Closing Date, to the effect that the representations and warranties of the Acquired Fund made in the Agreement are true and correct as if made on and as of the Reorganization Closing Date and that the Acquired Fund has performed all of the covenants and complied with all of the provisions required by the Agreement to be performed or complied with by the Acquired Fund on or before the Reorganization Closing Date.

•	The Acquiring Fund has delivered to the corresponding Acquired Fund a certificate executed in its name by Virtus Opportunities Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Reorganization Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in the Agreement are true and correct as if made on and as of the Reorganization Closing Date and that the Acquiring Fund has performed all of the covenants and complied with all of the provisions required by the Agreement to be performed or complied with by the Acquiring Fund on or before the Reorganization Closing Date.

•	The Acquired Fund and the corresponding Acquiring Fund will have received any opinions of counsel necessary to carry out the Reorganization.

•	The Acquired Fund and the corresponding Acquiring Fund will have received all consents, orders and permits of federal, state and local regulatory authorities deemed necessary to permit consummation, in all material respects, of the Reorganization, except where failure to obtain any such consents, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund involved in the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	The shareholders of the Acquired Fund will have approved the Agreement by the requisite vote of a majority of the outstanding voting securities, as defined in the 1940 Act.

•	The applicable Acquired Fund and the corresponding Acquiring Fund will have received an opinion of tax counsel substantially to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the shareholders of the Acquired Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Acquired Fund shares for the Reorganization Shares of the corresponding Acquiring Fund in connection with the Reorganization and the Acquired Fund will not recognize gain or loss as a direct result of the Reorganization.

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Termination of the Agreement

Notwithstanding approval by Acquired Fund shareholders, the Agreement may be terminated by resolution of either the Acquired Funds’ Board or the Acquiring Funds’ Board, at any time prior to the Reorganization Closing Date, if circumstances should develop that, in the opinion of the respective Board, make proceeding with the Reorganizations inadvisable with respect to the respective Funds. The Agreement also may be terminated at any time prior to the closing date of the Reorganizations (a) by the written consent of both of the parties; or (b) by either party (i) following a material breach by the other party of any of its representations, warranties or covenants contained in the Agreement, provided that the other party shall have been given a period of 10 business days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; or (ii) upon the occurrence of an event which has a material adverse effect upon the other party or its Fund that is involved in the Reorganization. If the Reorganizations are not consummated, Stone Harbor and Virtus will pay the expenses incurred by the Acquired Funds and the Acquiring Funds in connection with the Reorganizations (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by the Acquired Funds, the Acquiring Funds or their shareholders.

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a “reorganization” under Section 368(a) of the Code. As a condition to the closing of each Reorganization, the applicable Acquired Fund and the corresponding Acquiring Fund will receive an opinion from Sullivan & Worcester LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, and court decisions, generally for U.S. federal income tax purposes:

•	The acquisition by the Acquiring Fund of the property and assets of the Acquired Fund in exchange solely for the Acquiring Fund’s assumption of the liabilities of the Acquired Fund and issuance of the Reorganization Shares, followed by the distribution by the Acquired Fund of such Reorganization Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Reorganization Shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

•	No gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund’s Reorganization Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund’s Reorganization Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund;

•	No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange of their shares of the Acquired Fund for Reorganization Shares of the Acquiring Fund in liquidation of the Acquired Fund;

•	The aggregate tax basis of the Reorganization Shares of the Acquiring Fund received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the Reorganization Shares of the Acquiring Fund received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder (provided that the shares of the Acquired Fund are held as capital assets on the date of the Reorganization); and

•	The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund in the Reorganization, and the holding period of such assets in the hands of the Acquiring Fund will include the period during which the assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset of the Acquired Fund).

In connection with each Reorganization, the applicable Acquired Fund and the corresponding Acquiring Fund will also receive an opinion from Sullivan & Worcester LLP, substantially to the effect that:

•	The taxable year of the Acquired Fund will not end as a result of the Reorganization.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated, but does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, the applicable Acquired Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Acquired Fund shares and the fair market value of the Reorganization Shares of the Acquiring Fund received in the exchange.

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A Reorganization will generally not affect an Acquiring Fund’s ability to carry forward capital losses of the corresponding Acquired Fund in a Reorganization. Federal income tax law permits a regulated investment company to carry forward its net capital losses from any taxable year beginning after December 22, 2010 for an unlimited number of taxable years.

Since the Reorganizations are not expected to close until the second quarter of 2022, the capital loss carryforwards and unrealized gains and losses of the funds may change between now and the completion of the Reorganization. Further, the ability of a fund to use losses (even in the absence of a Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

Capital Losses

As of May 31, 2021, the following Funds had capital loss carryforwards which may reduce the Acquired Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Acquired Funds of liability for federal tax pursuant to the Code.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of May 31, 2021, the following amounts are available as carry forwards to the next year.

Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Debt Fund	$67,204,677	$124,346,900
Stone Harbor High Yield Bond Fund	$245,915	$23,903,060
Stone Harbor Local Markets Fund	$110,112,195	$71,207,668
Stone Harbor Emerging Markets Corporate Debt Fund	$1,708,670	$2,653,377
Stone Harbor Strategic Income Fund	$405,113	$1,044,241
Stone Harbor Emerging Markets Debt Allocation Fund	$584,460	$6,650,434

Reasons for the Proposed Reorganizations and Board Deliberations Regarding the Proposals

Each Reorganization was reviewed by the Acquired Funds’ Board, with the advice and assistance of Fund counsel and independent legal counsel to the independent trustees. At meetings of the Board on July 27 and August 3, 2021, the Acquired Funds’ Board considered the Reorganization of each Acquired Fund. Stone Harbor and Virtus provided background materials, analyses and other information to the Acquired Funds’ Board in advance of this meeting regarding, among other things, the topics discussed below, including responses to specific requests by the Acquired Funds’ Board, and responded to questions raised by the Acquired Funds’ Board at the meeting and after. The independent trustees also met among themselves and with their independent counsel to discuss the information provided.

After the Acquired Funds’ Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Acquired Funds’ Board considered relevant to its deliberations, the Acquired Funds’ Board, including the independent trustees thereof, unanimously approved the Reorganization of each Acquired Fund and the Agreement. The Acquired Funds’ Board, including the independent trustees thereof, also unanimously determined that participation by each Acquired Fund in its corresponding Reorganization would be in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. The Acquired Funds’ Board recommended that the shareholders of each Acquired Fund approve the Agreement.

When it considered the proposed Reorganizations, the Acquired Funds’ Board took note of the representations regarding the increasing operational and portfolio management costs associated with the management of fixed income portfolios generally, and emerging markets in particular, and that the Adviser’s and Stone Harbor’s ability to manage the Acquiring Funds would be supported by Virtus’s larger organization of which Stone Harbor would be a part of as a stand-alone entity and ultimately, in connection with the Acquisition, a division of VFIA. As such, the Acquired Funds’ Board of the Acquired Funds considered the following factors and considerations, among others:

•	various potential benefits of each Reorganization to the shareholders of the Acquired Funds, including without limitation that:

•	shareholders will continue to benefit from the expertise of the same portfolio managers who currently manage the Acquired Funds;

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•	there are opportunities for increased asset growth and improved economies of scale, over the long term due to the fact that Virtus has, including but not limited to, a larger distribution team including U.S. retail distribution relationships, whereas Stone Harbor’s investor base has primarily consisted of U.S. and non-U.S. institutional relationships, and due to the fact that the Acquiring Funds will be part of a broader family of funds with greater combined scale;

•	the Adviser has agreed to contractually limit each Acquired Fund’s total operating expenses for all classes of shares so that, on a net basis, such expenses are expected to be equal to or lower than current operating expenses for at least two years following the closing of the Reorganizations, although the Acquired Funds’ Board noted that total operating expenses could increase after that date unless the expense limitation agreement is continued;

•	the ability to spread fixed costs over a larger combined asset base of Virtus family of Funds, which has the potential to result in a reduction in the per share expenses paid by shareholders of the Acquiring Funds over the longer term;

•	Virtus is a public company with a demonstrated track record and business model of successfully acquiring and integrating boutique asset managers;

•	Virtus uses well established service providers to service other Virtus Funds and intends to use those service providers for the Acquiring Funds;

•	the investment advisory fee paid by each Acquiring Fund will be the same as that paid by the corresponding Acquired Fund;

•	the substantially identical investment objectives, principal investment strategies, and principal risks of the Acquired Fund and the Acquiring Fund;

•	the expected absence of any material unfavorable U.S. federal income tax consequences of the Reorganizations (see “Tax Status of the Reorganizations”);

•	that the costs associated with the Reorganizations will be borne by Stone Harbor and Virtus and not by the shareholders of the Acquired Funds;

•	the alternatives available to each Acquired Fund if that Acquired Fund, or various Acquired Funds, do not participate in the Reorganization, and the likely less favorable effects on the shareholders of that Acquired Fund of those alternatives, which may include seeking a reorganization with a different fund, the liquidation of the Acquired Fund or continuing current operations of the Acquired Fund;

•	the services expected to be provided by Stone Harbor as the subadviser to the Acquiring Funds, and the related proposed terms; and

•	the expectation, based on undertakings by Stone Harbor and Virtus, that the conditions of Section 15(f) of the 1940 Act would be satisfied, including a three-year period after the closing of the Reorganizations during which at least 75% of the members of the board of trustees for the Acquiring Funds would remain disinterested within the meaning of the 1940 Act, and a two-year period during which no “unfair burden” would be imposed on the Acquiring Funds.

In their deliberations, the Acquired Funds’ Board did not identify any single factor that was paramount or controlling and individual Acquired Funds’ Board members may have attributed different weights to various factors.

In addition to the approval of the Acquired Funds’ Board, the Board of Virtus Opportunities Trust also separately met to consider information provided by Stone Harbor and Virtus concerning the Funds, the Acquisition and the proposed Reorganizations. The Board of Virtus Opportunities Trust, including the independent trustees thereof, also unanimously determined that participation by each Acquiring Fund in its corresponding Reorganization would be in the best interests of the Acquiring Fund and that the interests of any shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

Board Recommendation and Required Vote

The Acquired Funds’ Board unanimously recommends that shareholders of each Acquired Fund approve the proposed Agreement.

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For each Acquired Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of each Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Fund.

If the Agreement is not approved for an Acquired Fund, the Acquired Funds’ Board will consider what further action should be taken with respect to the Acquired Fund. The approval of the Reorganization of one Acquired Fund is not conditioned upon the approval of the Reorganization of any other Acquired Fund.

If shareholders approve the Reorganization of an Acquired Fund and the other conditions to closing are met, including closing of the Acquisition, then it is anticipated that the Reorganization will occur approximately in the second quarter of 2022.

Agreement Between Stone Harbor and Virtus Regarding the Reorganizations

On June 25, 2021, Virtus Partners, Inc. (“VPI”), a wholly-owned subsidiary of Virtus, Stone Harbor, and certain owners of Stone Harbor, entered into a Securities Purchase Agreement (the “SPA”) pursuant to which VPI will (on the terms and subject to the satisfaction or waiver of the closing conditions in the SPA) acquire Stone Harbor. As a result of the Acquisition, Virtus will indirectly own all of the assets related to Stone Harbor’s business of providing investment advisory and investment management services to the Acquired Funds and other clients, including the books and records relating to the Acquired Funds and the investment performance of each Acquired Fund, and Stone Harbor will become an indirect wholly-owned subsidiary of Virtus.

The closing of the Acquisition, which is expected to occur near year-end 2021 or shortly thereafter, is subject to customary closing conditions, absent any waiver thereof, including (i) the receipt of at least a threshold amount of client consents, and (ii) the absence of any material adverse effect (as defined in the SPA) on the business of Stone Harbor. The closing of the Reorganizations is expected to occur approximately in the second quarter of 2022. The Acquiring Funds’ Board has been advised that the parties to the SPA have structured the Acquisition in reliance upon Section 15(f) of the 1940 Act. Section 15(f) provides in substance that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. The composition of the Acquiring Funds’ Board currently meets this test and would continue to meet this test after the approval of the Acquisition. Second, an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the SEC or the staff of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the 1940 Act) includes any arrangement, during the two-year period after the transaction, whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company). Under the SPA, VPI has acknowledged Stone Harbor’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Acquisition.

Approval of one Reorganization is not expressly conditioned upon the approval of any other Reorganization, but closing of each Reorganization is conditioned upon closing of the Acquisition. The client consent condition for the closing of the Acquisition effectively means that even if an Acquired Fund’s shareholders approve a Reorganization, it may not be sufficient to satisfy the client consent condition for the closing of the Acquisition if shareholders of enough other Acquired Funds do not approve their Reorganization and/or if enough other clients of Stone Harbor do not provide their consent. If the Acquisition by Virtus of Stone Harbor is not completed, none of the Reorganizations will take place and the Acquired Funds will continue to operate with Stone Harbor as their investment adviser.

As described below under “Interim Contracts,” if the Acquisition closes prior to the completion of the Reorganization, the Acquired Funds will enter into Interim Advisory Agreements (as defined below). Further details regarding such arrangements are described below.

Interests of Certain Persons in Transaction

Stone Harbor, the investment adviser to the Acquired Funds, has an interest in the Reorganization. In addition, Messrs. Peter Wilby, Jeffrey Scott, Thomas Reynolds, Amanda Suss and Adam Shapiro, Trustees and/or officers of the Funds who are also partners or employees of Stone Harbor, may be deemed to have an interest in the Reorganizations by virtue of their ownership of Stone Harbor, which is a 100% employee-owned firm.

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Comparison of Investment Advisers and Investment Advisory Fees

About Virtus Alternative Investment Advisers, Inc.

VAIA will serve as the investment adviser to each of the Acquiring Funds after the Reorganizations. VAIA is located at One Financial Plaza, Hartford, Connecticut 06103. VAIA, an indirect, wholly-owned subsidiary of Virtus, had approximately $335 million in assets under management as of September 30, 2021.

For the advisory services provided and expenses assumed by it under an investment advisory agreement, VAIA will receive an annual advisory fee from each Acquiring Fund which is accrued daily and paid monthly. For managing, or directing the management of, the investments of each fund, VAIA is entitled to a fee, payable monthly, at the following annual rates as calculated on the value of each Fund’s average daily net assets:

Acquiring Fund	Fee Rate
Virtus Stone Harbor Emerging Markets Corporate Debt Fund	0.85%
Virtus Stone Harbor Emerging Markets Debt Fund	0.60%
Virtus Stone Harbor Emerging Markets Debt Allocation Fund	0.70%
Virtus Stone Harbor High Yield Bond Fund	0.50%
Virtus Stone Harbor Local Markets Fund	0.75%
Virtus Stone Harbor Strategic Income Fund	0.55%

Under its investment advisory agreement with Virtus Opportunities Trust on behalf of the Acquiring Funds, VAIA is responsible for the operation of the Trust and each Fund, and for the supervision and oversight of the subadviser with respect to the management of the assets of each Acquiring Fund. The Acquiring Funds will pay the same advisory fee that the corresponding Acquired Funds currently pay to Stone Harbor.

Pursuant to the Expense Limitation Agreement with the Acquiring Funds, for at least two years following the date of the Reorganizations, VAIA has contractually agreed to limit the annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the share classes of the Acquiring Funds so that those expenses do not exceed, on an annualized basis, for a two-year period from the date of the Reorganizations, the lesser of: (1) the expense limits in place for the corresponding share classes of the Acquired Funds as of the date of the Reorganizations; or (2) the gross operating expenses of the corresponding share classes of the Acquired Funds as of a date immediately prior to the Reorganizations. See the “Comparison of Current and Pro Forma Expenses” sections for each Acquired Fund for more details on the Stone Harbor Expense Limitation Agreement.

A discussion regarding the basis for the Virtus Opportunities Trust’s Board’s approval of the investment advisory agreement for each of the Acquiring Funds will be available in each Acquiring Fund’s next shareholder report following the close of the Reorganizations.

About Stone Harbor

Stone Harbor serves as the investment adviser to each of the Acquired Funds and will serve as the investment subadviser to each of the Acquiring Funds after the Reorganizations. Stone Harbor was established in 2006 and provides investment advisory services to clients located throughout the world. After the closing of the Acquisition, it will be an indirect, wholly-owned subsidiary of Virtus. As of September 30, 2021, Stone Harbor managed approximately $14.9 billion in assets. Stone Harbor’s address is 31 West 52nd Street, 16th Floor, New York, New York 10019.

For its services as the subadviser to the Acquiring Funds, VAIA pays Stone Harbor at the rate of 50% of the net advisory fee paid by each Fund for which Stone Harbor acts as subadviser.

A discussion regarding the basis for the Acquired Funds’ Board approval of the investment advisory agreement for the Acquired Funds is available in the Acquired Funds’ annual reports to shareholders for the fiscal year ended May 31, 2021.

Under its investment subadvisory agreement with Virtus Opportunities Trust on behalf of the Acquiring Funds, Stone Harbor will regularly provide investment advice to each of the Acquiring Funds and continuously manage the investment and reinvestment of cash, securities and other property comprising the assets of each Acquiring Fund.

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A discussion regarding the basis for the Virtus Opportunities Trust’s Board’s approval of the subadvisory agreement for each of the Acquiring Funds will be available in each Acquiring Fund’s next shareholder report following the close of the Reorganizations.

Manager of Managers Structure — Acquiring Funds

By the time of the Reorganizations, the Acquiring Funds will have obtained approval from the initial shareholder to rely on an exemptive order and additional exemptive relief from the Securities and Exchange Commission (“SEC”) that permits VAIA, subject to certain conditions, and without the approval of shareholders, to: (a) select unaffiliated subadvisers, partially-owned affiliated subadvisers, and wholly-owned affiliated subadvisers, to manage all or a portion of the assets of the fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) to continue the employment of existing subadvisers after events that under the 1940 Act and the relevant subadvisory agreements would otherwise cause an automatic termination of the subadvisory agreements. In such circumstances, shareholders would receive notice of such action. In addition, the exemptive relief permits the Acquiring Funds to disclose their advisory fees as follows: (a) advisory fees paid by a fund to VAIA and the subadvisory fees paid by VAIA to wholly-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each individually; and (b) subadvisory fees paid by VAIA to multiple unaffiliated and partially-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each such subadviser individually.

Comparison of Other Principal Service Providers

The following table lists the principal service providers for the Acquired Funds and those expected to serve the Acquiring Funds following the closing of the Reorganizations.

Service Provider	Acquired Funds	Acquiring Funds
Principal Underwriter and Distributor	ALPS Distributors, Inc.	VP Distributors, LLC
Administrator	ALPS Fund Services, Inc.	Virtus Fund Services, LLC*
Fund Accountant	ALPS Fund Services, Inc.	The Bank of New York Mellon
Transfer Agent	ALPS Fund Services, Inc.	Virtus Fund Services, LLC*
Custodian	State Street Bank and Trust Company	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Deloitte & Touche LLP	PricewaterhouseCoopers LLP

*	Virtus Fund Services, LLC may engage other firms to provide sub-administrative and sub-transfer agency services to the Acquiring Funds. These firms, if any, may change from time to time.

Interim Contracts

The closing of the Acquisition will result in the automatic termination of Stone Harbor’s advisory agreement with Stone Harbor Investment Funds, on behalf of each Acquired Fund. On October 20, 2021, the Board of Trustees of Stone Harbor Investment Funds (the “Acquired Funds’ Board”) approved an interim advisory agreement between Stone Harbor and Stone Harbor Investment Funds, on behalf of each Acquired Fund (the “Interim Advisory Agreement”), pursuant to which Stone Harbor will be permitted to continue to serve as the Acquired Funds’ investment adviser upon the closing of the Acquisition. The Interim Advisory Agreement will become effective upon the closing of the Acquisition and will continue in force for a period of up to 150 days following such effective date. The Interim Advisory Agreement is identical to the current investment advisory agreement between Stone Harbor and Stone Harbor Investment Funds, on behalf of each Acquired Fund, except with respect to the term of the agreement, termination provisions, and that the fees payable to Stone Harbor under the Interim Advisory Agreement will be paid to an interest-bearing escrow account, which will be released if shareholders approve the Reorganization for an Acquired Fund.

In addition, following the Acquisition, Stone Harbor is expected to merge with and into an indirect wholly-owned subsidiary of Virtus, to be known as VFIA, and thereafter is expected to function as a division of that entity. Throughout these materials, references to Stone Harbor after the Acquisition are intended to indicate either Stone Harbor Investment Partners LP or the Stone Harbor division of VFIA, as appropriate. The 1940 Act requires that a new investment advisory agreement of a registered investment company be approved by a majority vote of the outstanding voting securities of that investment company. Rule 15a-4 under the 1940 Act provides a temporary exemption from the shareholder approval requirement for an interim period of up to 150 days after termination of an advisory contract, subject to certain conditions. If the shareholders of the Acquired Fund do not approve the Reorganization within 150 days of the close of the Acquisition, then the Interim Advisory Agreement will terminate. At that point, the Acquired Funds’ Board may take any further action it deems to be in the best interest of the Acquired Fund and its shareholders.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend a Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting. Shareholders of record of each Acquired Fund on December 20, 2021 (the “Record Date”) are entitled to vote at the Meeting. With respect to the proposal, shareholders of each Acquired Fund are entitled to one vote for each whole share held and each fractional share shall be entitled to a proportionate fractional vote. All share classes of an Acquired Fund will vote together as one class on the Acquired Fund’s proposed Reorganization. The total number of shares of each class of each Acquired Fund outstanding and entitled to vote as of the close of business on the Record Date are set forth below.

Acquired Fund	Institutional Class	Distributor Class
Stone Harbor Emerging Markets Corporate Debt Fund	790,357.4570	0
Stone Harbor Emerging Markets Debt Fund	140,868,006.6160	0
Stone Harbor Emerging Markets Debt Allocation Fund	1,970,065.5190	0
Stone Harbor High Yield Bond Fund	13,086,480.1200	0
Stone Harbor Local Markets Fund	11,383,830.4890	0
Stone Harbor Strategic Income Fund	3,319,653.0000	0

Shareholder Approval. Assuming a quorum is present, each proposal must be approved by the affirmative “vote of a majority of the outstanding voting securities” of each Acquired Fund, as such phrase is defined in the 1940 Act. The “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities.

Shareholder Instructions. The giving of a proxy will not affect your right to vote in person should you decide to attend the Meeting. To vote proxies or submit voting instructions by mail, please mark, sign, date, and return all of the enclosed proxy card(s) following the instructions printed on the card. You may also record your vote via the Internet or telephone. To use the Internet, please access the Internet address listed on your proxy card and/or voting instruction card and follow the instructions on the website. To record your vote via automated telephone service, call the toll-free number listed on your proxy card and/or voting instruction card.

As the Meeting date approaches, you may receive a telephone call from a representative of Broadridge Financial Solutions (“Broadridge”) if you have not yet provided voting instructions. Proxy cards and voting instruction cards that are obtained telephonically will be recorded in accordance with the procedures described below.

In all cases where a telephonic proxy or voting instruction is solicited, the Broadridge representative is required to ask for your full name and address, or the zip code or employer identification number, and to confirm that you have received the notice of Internet availability in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative has the responsibility to explain the process, read the proposals, as applicable, listed on the proxy card and ask for your instructions on the proposals, as applicable. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to you how to vote, other than to read any recommendation set forth in this combined prospectus/proxy statement. Broadridge will record your instructions on the applicable card. If your vote is taken over the telephone by a Broadridge representative, you will be sent a letter to confirm your instructions. If your instructions are not correctly reflected in the confirmation letter, call Broadridge immediately for assistance. You can call Broadridge with any additional questions at (844) 557-9029.

Manner of Voting Proxies; Quorum. Votes cast by proxy or in person at the Meeting will be counted by one or more persons appointed by Stone Harbor Investment Funds to act as inspectors of election for the Meeting. The inspectors of election will count the total number of votes cast “for” approval of the proposals for purposes of determining whether sufficient affirmative votes have been cast. In determining whether a quorum is present, the inspectors of election will count shares represented by proxies that reflect abstentions, and the withholding of authority to vote as shares that are present and entitled to vote. For purposes of each proposal, abstentions will have the same effect as a vote against the proposal.

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For each Acquired Fund, thirty percent (30%) of the shares entitled to vote on a proposal shall constitute a quorum for the transaction of business on that matter at the Meeting.

Shareholder Proxies. If you properly authorize your proxy by Internet or telephone, or by executing and returning the enclosed proxy card by mail, and the proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return a signed proxy card without instructions, your vote will be cast in favor of each proposal for which you are entitled to vote. Your votes will be cast in the discretion of the proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing the adjournment of the Meeting with respect to one or more proposals in the event that sufficient votes in favor of any proposal are not received. If not all proposals affect each Acquired Fund, you will be entitled to cast votes and authorize proxies on only those proposals affecting the Acquired Fund for which you are a shareholder.

Due to concerns regarding the coronavirus ( COVID-19), the Special Meeting of shareholders will be held virtually, you will not be able to attend in person. To participate in the Meeting, shareholders must register in advance by visiting https://www.viewproxy.com/Virtusfunds/broadridgevsm and submitting the requested required information to Broadridge Investor Communication Solutions, Inc. (“Broadridge”), the Funds’ proxy tabulator.

Shareholders whose shares are registered directly with a Fund in the shareholder’s name will be asked to submit their name and control number found on their proxy card in order to register to participate in and vote at the Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. Obtaining a legal proxy may take several days. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/Virtusfunds/broadridgevsm and submit their name and newly issued control number in order to register to participate in and vote at the Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information for the Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at www.proxyvote.com. Only shareholders of a Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting. Requests for registration should be received no later than 5:00 p.m. Eastern Time, on Tuesday, February 22, 2022.

Revoking a Shareholder’s Proxy. You may revoke your voting instructions by submitting a subsequent voting instruction card before the Meeting, by telephone or via the Internet before the Meeting, by timely written notice, or by attending and providing voting instructions at the Meeting.

Solicitation of Proxies. The Board of each Acquired Fund is asking for your voting instructions and for you to provide your voting instructions as promptly as possible. Stone Harbor has retained, at the expense of Stone Harbor and Virtus, Broadridge Financial Solutions to assist in mailing the prospectus/proxy statement materials and the solicitation of proxies, for which they expect to pay proxy solicitation fees and additional out-of-pocket expenses of approximately $35,000.

Shareholder Proposals. The Acquired Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal not involving the nomination of a person for election as a trustee at an Acquired Fund’s next meeting that may be included in the Acquired Fund’s proxy materials must notify the relevant Acquired Fund a reasonable amount of time before the Acquired Fund begins to print and mail its proxy materials. The fact that an Acquired Fund receives such a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, because there are other requirements in the proxy rules relating to such inclusion.

Dissenters’ Right of Appraisal. You do not have appraisal or dissenters’ rights.

Other Business. The Acquired Funds’ Board does not know of any matters to be presented at the Meeting other than the Reorganizations. However, if any other matters properly come before the Meeting, it is the Acquired Funds’ Board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on such other matters in accordance with the judgment of the persons named as proxies in the enclosed proxy card and/or voting card instruction.

Adjournment. If the quorum required for the Meeting has not been met for any Acquired Fund, the persons named as proxies may propose adjournment of the Meeting and vote all shares that they are entitled to vote in favor of such adjournment. If the quorum required for the Meeting has been met, but sufficient votes in favor of one or more proposals are not received by the time scheduled for the Meeting, then the persons named as proxies may move for one or more adjournments of the Meeting as to one or more proposals to allow further solicitation of shareholders. For each Acquired Fund, the Meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares present in person or represented by proxy at the Meeting. The persons named as proxies will vote in favor of adjournment with respect to a proposal that those shares they are entitled to vote in favor of such proposal. They will vote against any such adjournment those shares they are required to vote against such proposal. The costs of any additional solicitation and of any adjournment will be borne in the same manner as the other expenses associated with the proposals described herein. In the event that, for any reason, a new record date is set for the Meeting, a proxy received from a shareholder who was a shareholder of record on both the Record Date and the new record date will remain in full force and effect unless explicitly revoked by the applicable shareholder.

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CAPITALIZATION AND OWNERSHIP OF FUND SHARES

Capitalization of Acquired Funds and Acquiring Funds

Each Acquiring Fund will be the successor to the accounting and performance information of the corresponding Acquired Fund after consummation of the Reorganizations. Only pro forma capitalization information is shown for the Acquiring Funds because the Acquiring Funds will not commence investment operations until the completion of the Reorganizations. The following table shows the capitalization as of November 30, 2021 for each Acquired Fund and, with respect to each Acquiring Fund, on a pro forma basis, valued pursuant to the Acquired and Acquiring Funds’ current, respective valuation procedures, whereby the Acquired Funds value fixed income securities at the mean price provided by third party pricing vendors, and the Acquiring Funds value fixed income securities at the last bid price provided by third party pricing vendors. The Acquiring Funds may determine to use different vendors to provide data that is used in valuing securities than the Acquired Funds, and accordingly, depending on the data used, the net assets on a pro forma basis may be higher or lower.

Current and Pro Forma Capitalization of each Acquired Fund and each Acquiring Fund

Stone Harbor Emerging Markets Corporate Debt Fund (Acquired Fund) into Virtus Stone Harbor Emerging Markets Corporate Debt Fund (Acquiring Fund)

	Acquired Fund	Adjustments(a)	Acquiring Fund
Net Assets (in 000s)
Institutional Class	7,115	(7,115)	-
Class I	-	7,084	7,084
Total Net Assets	7,115	(31)	7,084

Net Asset Value Per Share
Institutional Class	9.00	(9.00)	-
Class I	-	8.96	8.96

Shares Outstanding (in 000s)
Institutional Class	790	(790)	-
Class I	-	790	790
Total Shares Outstanding	790	-	790

(a)	Stone Harbor and Virtus will bear 100% of the expenses of the Reorganizations, which are estimated to be approximately $400,000. As a result, there are no pro forma adjustments to net assets with respect to costs of the Reorganizations.

Stone Harbor Emerging Markets Debt Allocation Fund (Acquired Fund) into Virtus Stone Harbor Emerging Markets Debt Allocation Fund (Acquiring Fund)

	Acquired Fund	Adjustments(a)	Acquiring Fund
Net Assets (in 000s)
Institutional Class	17,550	(17,550)	-
Class I	-	17,475	17,475
Total Net Assets	17,550	(75)	17,475

Net Asset Value Per Share
Institutional Class	8.85	(8.85)	-
Class I	-	8.81	8.81

Shares Outstanding (in 000s)
Institutional Class	1,984	(1,984)	-
Class I	-	1,984	1,984
Total Shares Outstanding	1,984	-	1,984

(a)	Stone Harbor and Virtus will bear 100% of the expenses of the Reorganizations, which are estimated to be approximately $400,000. As a result, there are no pro forma adjustments to net assets with respect to costs of the Reorganizations.

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Stone Harbor Emerging Markets Debt Fund (Acquired Fund) into Virtus Stone Harbor Emerging Markets Debt Fund (Acquiring Fund)

	Acquired Fund	Adjustments(a)	Acquiring Fund
Net Assets (in 000s)
Institutional Class	1,353,610	(1,353,610)	-
Class I	-	1,346,436	1,346,436
Total Net Assets	1,353,610	(7,174)	1,346,436

Net Asset Value Per Share
Institutional Class	9.34	(9.34)	-
Class I	-	9.29	9.29

Shares Outstanding (in 000s)
Institutional Class	144,972	(144,972)	-
Class I	-	144,972	144,972
Total Shares Outstanding	144,972	-	144,972

(a)	Stone Harbor and Virtus will bear 100% of the expenses of the Reorganizations, which are estimated to be approximately $400,000. As a result, there are no pro forma adjustments to net assets with respect to costs of the Reorganizations.

Stone Harbor High Yield Bond Fund (Acquired Fund) into Virtus Stone Harbor High Yield Bond Fund (Acquiring Fund)

	Acquired Fund	Adjustments	Acquiring Fund
Net Assets (in 000s)
Institutional Class	104,818	(104,818)	-
Class I	-	104,598	104,598
Total Net Assets	104,818	(220)	104,598

Net Asset Value Per Share
Institutional Class	8.01	(8.01)	-
Class I	-	7.99	7.99

Shares Outstanding (in 000s)
Institutional Class	13,086	(13,086)	-
Class I	-	13,086	13,086
Total Shares Outstanding	13,086	-	13,086

(a)	Stone Harbor and Virtus will bear 100% of the expenses of the Reorganizations, which are estimated to be approximately $400,000. As a result, there are no pro forma adjustments to net assets with respect to costs of the Reorganizations.

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Stone Harbor Local Markets Fund (Acquired Fund) into Virtus Stone Harbor Local Markets Fund (Acquiring Fund)

	Acquired Fund	Adjustments(a)	Acquiring Fund
Net Assets (in 000s)
Institutional Class	95,111	(95,111)	-
Class I	-	94,797	94,797
Total Net Assets	95,111	(314)	94,797

Net Asset Value Per Share
Institutional Class	8.38	(8.38)	-
Class I	-	8.35	8.35

Shares Outstanding (in 000s)
Institutional Class	11,350	(11,350)	-
Class I	-	11,350	11,350
Total Shares Outstanding	11,350	-	11,350

(a)	Stone Harbor and Virtus will bear 100% of the expenses of the Reorganizations, which are estimated to be approximately $400,000. As a result, there are no pro forma adjustments to net assets with respect to costs of the Reorganizations.

Stone Harbor Strategic Income Fund (Acquired Fund) into Virtus Stone Harbor Strategic Income Fund (Acquiring Fund)

	Acquired Fund	Adjustments(a)	Acquiring Fund
Net Assets (in 000s)
Institutional Class	31,307	(31,307)	-
Class I	-	31,226	31,226
Total Net Assets	31,307	(81)	31,226

Net Asset Value Per Share
Institutional Class	9.43	(9.43)	-
Class I	-	9.41	9.41

Shares Outstanding (in 000s)
Institutional Class	3,320	(3,320)	-
Class I	-	3,320	3,320
Total Shares Outstanding	3,320	-	3,320

(a)	Stone Harbor and Virtus will bear 100% of the expenses of the Reorganizations, which are estimated to be approximately $400,000. As a result, there are no pro forma adjustments to net assets with respect to costs of the Reorganizations.

The tables set forth above should not be relied upon to reflect the number of shares to be received in each Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Acquired Fund at the time of the Reorganizations.

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [__] day of [___], 2021, by and among Virtus Opportunities Trust, a Delaware statutory trust (the “Acquiring Fund Trust”), on behalf of each of its separate and newly created “shell” series listed on Schedule A to be established by the Acquiring Funds Trust, (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”); and Stone Harbor Investment Funds, a Massachusetts business trust (the “Acquired Fund Trust”), on behalf of its separate investment series listed on Schedule A (each an “Acquired Fund” and collectively the “Acquired Funds”). Each of Virtus Alternative Investment Advisers, Inc., a Delaware corporation, the investment adviser to the Acquiring Fund (“VAIA”), and Stone Harbor Investment Partners LP, a Delaware limited partnership, the investment adviser to the Acquired Fund (“SHIP”), joins this Agreement solely for purposes of Sections 9.2, 14 and 15. The Acquiring Fund Trust and the Acquired Fund Trust are referred to collectively as the “Trusts.” The Acquiring Fund and the Acquired Fund are referred to collectively as the “Funds”).

WHEREAS, the Acquiring Fund will, on or before the Closing Date (as defined in paragraph 1.1 below), be an open-end management investment company organized and registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund is an open-end management investment company organized and registered under the 1940 Act;

WHEREAS, Schedule A shows the Acquiring Fund and its classes of shares of beneficial interest (no par value) (“Acquiring Fund Shares”) and the Acquired Fund with its corresponding classes of shares of beneficial interest (no par value) (“Acquired Fund Shares”);

WHEREAS, throughout this Agreement, the term Acquiring Fund Shares should be read to include each class of shares of the Acquiring Fund and each reference to Acquiring Fund Shares in connection with the Acquired Fund should be read to include each class of the Acquiring Fund that corresponds to the relevant class of the Acquired Fund;

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”);

WHEREAS, the reorganization and liquidation contemplated hereby will consist of (1) the sale, assignment, transfer and delivery of all of the Assets (as defined in paragraph 1.2 below) of the Acquired Fund to the Acquiring Fund in exchange solely for the Acquiring Fund Shares as described herein, (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Acquired Fund owns Assets that generally are of the character in which the Acquiring Fund is or will be, on or before the Closing Date, permitted to invest;

WHEREAS, the Board of Trustees, including a majority of the Board of Trustees who are not interested persons, of the Acquiring Fund Trust has determined, with respect to the Acquiring Fund, that the sale, assignment, transfer and delivery of the Assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders; and

WHEREAS, the Board of Trustees, including a majority of the Board of Trustees who are not interested persons, of the Acquired Fund Trust has determined that the sale, assignment, transfer and delivery of all of the Assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund;

NOW, THEREFORE, in consideration of the above recitals and premises and of the covenants and agreements hereinafter set forth and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES BY THE ACQUIRING FUND AND THE LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1            Subject to the requisite approval of the Acquired Fund’s shareholders (“Acquired Fund Shareholders”) and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, transfer and deliver all of its Assets, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:

(a)            to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares of each class equal in value to the net value of each corresponding class of the Acquired Fund outstanding on the date for closing of the Reorganization (“Closing” and such date the “Closing Date”); and

(b)            to assume the Liabilities of the Acquired Fund, as set forth in paragraph 1.2.

The transactions described in paragraphs 1.1(a) and (b) shall take place on the Closing Date provided for in paragraph 3.1.

Exhibit A-1

1.2            The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, copies of all books and records belonging to the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Acquired Fund’s rights under this Agreement on the Valuation Date, as defined in paragraph 2.1 (collectively, “Assets”). The Assets of the Acquired Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever and there shall be no restrictions on the full transfer thereof (excluding such restrictions as might arise under the 1933 Act and the Investment Consents (as defined in paragraph 6.9 below)). The Acquiring Fund Trust, on behalf of each Acquiring Fund, shall assume all of the liabilities and obligations of the corresponding Acquired Fund, including, without limitation, all indemnification obligations of the Acquired Fund with respect to the current and former members of the Board and officers of the Acquired Fund Trust and any obligations of an Acquired Fund to allow the adviser and/or subadviser to the Acquired Funds to recapture previously waived fees or reimbursements provided under expense limitation agreements, whether accrued or contingent, known or unknown, existing at the Valuation Date except for (a) obligations of the Acquired Fund arising under this Agreement and (b) all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) and borne by VAIA and/or SHIP pursuant to paragraph 9.2 (collectively, “Liabilities”). The Acquired Fund will use its best efforts to discharge all known Liabilities prior to or at the Valuation Date to the extent permissible and consistent with its own investment objectives and policies. If prior to the Closing Date, the Acquiring Fund identifies a Liability that the Acquiring Fund and the Acquired Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Fund and the Acquired Fund at the Closing (as defined in paragraph 3.1 below) (the “Excluded Liabilities”). The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, to the extent that they do not have continuing value to the Acquiring Fund, nor any Non-Acceptable Foreign Tax Reclaim Receivables (which are defined as the Foreign Tax Reclaim Receivables on the books and records of the Acquired Fund immediately prior to the Closing that either (i) the investment adviser to the Acquired Fund and the Acquired Fund have determined to write-off as of or prior to the Closing; or (ii) that are not Acceptable Foreign Tax Reclaim Receivables). “Foreign Tax Reclaim Receivables” shall be defined as the foreign tax reclaim receivables, as of any relevant date, identified as “reclaim receivables” on the books and records of the Acquired Fund.” “Acceptable Foreign Tax Reclaim Receivables” shall be defined as the Foreign Tax Reclaim Receivables on the books and records of the Acquired Fund as of the Closing that have been determined by the Acquiring Fund, in their sole discretion, to be eligible to be acquired by, and transferred to, such Acquiring Fund. For the avoidance of doubt, the Acquiring Fund shall only acquire any Acceptable Foreign Tax Reclaim Receivables.

1.3            Immediately following the action contemplated by paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund Shareholders of record with respect to each class of the Acquired Fund, on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange. The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders, of each corresponding class shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of that class owned by Acquired Fund Shareholders on the Valuation Date. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquired Fund will be dissolved and terminated in accordance with applicable law as soon as practicable following the Closing Date.

1.4            Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund Transfer Agent (as defined in paragraph 3.3 below).

1.5            Any applicable reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund. The Acquired Fund shall file such regulatory reports, tax returns, or other documents on a timely basis.

1.6            No asset-based distribution fees, early-withdrawal charges, commission, or other transactional fee will be charged by the Acquired Fund as a result of, or in connection with, the Reorganization.

1.7            Immediately after the Closing Date, the share transfer books relating to the Acquired Fund shall be closed and no transfer of shares shall thereafter be made on such books.

Exhibit A-2

2.	VALUATION

2.1            The value of the Assets of the Acquired Fund shall be the net asset value of such Assets as of the close of the sale of Acquired Fund Shares on the Business Day immediately preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the Acquiring Fund’s valuation procedures as approved by the Acquiring Fund’s Board of Trustees (such procedures, the “Acquiring Fund Valuation Procedures”). The Acquired Fund shall deliver a copy of its valuation report to the Acquiring Fund by 7:00 p.m. Eastern time on the Valuation Date.

2.2            In the event that the Acquired Fund (or its representative) disputes or disagrees with the valuation of any Assets in accordance with the Acquiring Fund Valuation Procedures, the parties shall work in good faith to attempt to resolve such dispute or disagreement.

2.3            The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures adopted by the Acquiring Fund Trust’s Board of Trustees. All computations of value shall be made by (a) BNY Mellon Investment Servicing (US) LLC, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures adopted in good faith by the Acquiring Fund Trust’s Board of Trustees.

2.4            The number of each class of Acquiring Fund Shares to be issued in exchange for the net Assets attributable to the corresponding class of Acquired Fund Shares shall be determined by dividing the value of the net assets with respect to the corresponding class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.3.

3.	CLOSING AND CLOSING DATE

3.1            The Closing Date shall be such date as an authorized officer of each of the parties may agree; provided, that the Acquiring Fund may require by written notice to the Acquired Fund at least one Business Day after the satisfaction or waiver of all conditions to Closing under this Agreement (other than the delivery of Closing deliverables and any other conditions that by their terms are required to be satisfied at the Closing) that the Closing occur on a date specified by the Acquiring Fund. All acts taking place at the Closing shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The Closing shall be held at the offices of Virtus Investment Partners, Inc., One Financial Plaza, Hartford, CT 06103 or at such other place as an authorized officer of each of the parties may agree. The Acquired Fund shall notify the Acquiring Fund of any Asset held by the Acquired Fund in other than book-entry form at least five (5) Business Days prior to the Closing Date.

3.2            The Acquired Fund shall direct State Street Bank and Trust Company (“State Street” or the “Acquired Fund Custodian”), as custodian for the Acquired Fund, to transfer ownership of the Assets, at the time of the Closing, from the accounts of the Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the Acquiring Fund. The Acquired Fund shall further direct State Street to deliver to the Acquiring Fund (or its representative) at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund on the Closing Date and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, or such other certification as shall be agreed by the Acquiring Fund and the Acquired Fund. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the Acquiring Fund’s custodian (the “Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five (5) Business Days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund (or its representative) as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian the Assets of the Acquired Fund as of the Closing Date by book entry or otherwise (as applicable in the context of a particular Asset), in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository or other permitted counterparties, in accordance with Rule 17f-4, Rule 17f-5, Rule 17f-6 or Rule 17f-7, as the case may be, under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of same day federal funds on the Closing Date.

3.3            The Acquired Fund shall cause its transfer agent, ALPS Fund Services, Inc. (the “Acquired Fund Transfer Agent”) to deliver to the Acquiring Fund (or its representative), at the Closing, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund (or its representative) shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1, (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4 and (c) the information set out in clauses (a) and (b) was provided by the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”). At the Closing, the Acquired Fund (or its representative) shall deliver to the Acquiring Fund (or its representative) such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the Acquiring Fund or its counsel may reasonably request.

Exhibit A-3

3.4            In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted or (b) trading or the reporting of trading on an Exchange shall be disrupted so that, in the judgment and mutual agreement of an appropriate officer of the Acquiring Fund and an appropriate officer of the Acquired Fund, accurate appraisal of the value of the Assets of the Acquired Fund is impracticable, the Valuation Date and the Closing Date shall be postponed until the first (1st) Friday that is also a Business Day after the day when trading shall have been fully resumed and reporting shall have been restored on an Exchange or such later date as may be mutually agreed in writing by an authorized officer of each party.

3.5            In the event that on the Valuation Date other Assets are not able to be transferred, the Valuation Date and the Closing Date shall be postponed until the first (1st) Friday that is also a Business Day when such other Assets can be transferred or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1            Except as has been fully disclosed to the Acquiring Fund (or its representatives) prior to the date of this Agreement in a written instrument executed by an officer or other representative of the Acquired Fund and acknowledged in writing by an officer or other representative of the Acquiring Fund, the Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a)            The Acquired Fund is a duly established series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under the Acquired Fund Trust’s Declaration of Trust and By-Laws to own all of its Assets and to carry on its business as it is currently conducted. The Acquired Fund is qualified as a foreign association or business trust in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund;

(b)            The Acquired Fund is a legally designated, separate series of the Acquired Fund Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and, for each full and partial taxable year from its inception through the Closing Date, has qualified and expects to be treated as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(c)            The Acquired Fund is duly registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect. All issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with applicable federal and state securities laws;

(d)            No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquired Fund of the Reorganization except for Investment Consents (as defined in paragraph 6.9 below) and approval of shareholders of the Acquired Fund (per paragraph 4.1(ll) below);

(e)            The Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) and current shareholder reports (true and correct copies of which have been delivered to the Acquiring Fund (or its representative)) and each prospectus, statement of additional information and shareholder report of the Acquired Fund conform, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include, or did not include at the time of its use, any untrue statement of a material fact or omit to state, or did not omit to state at the time of its use, any material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under and the time at which they were made, not misleading. The Acquired Fund currently complies in all material respects with the Acquired Fund Prospectus, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations, and the Acquired Fund has complied in all material respects with its prospectus and statement of additional information, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and has complied in all material respects with, all of its investment objectives, policies, guidelines and restrictions and compliance policies and procedures;

Exhibit A-4

(f)            On the Valuation Date, the Acquired Fund will have good and marketable title to its Assets, if any, and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens, encumbrances, hypothecations and claims whatsoever, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act and the Investment Consents (as defined in paragraph 6.9 below);

(g)            The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of the Acquired Fund Trust’s Declaration of Trust or By-Laws, the laws of its jurisdiction of organization, or a material violation of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound;

(h)            The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquired Fund result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound;

(i)            No enforcement action shall have been brought by the Commission, or, to the Acquired Fund’s knowledge, neither the Commission nor its staff has notified the Acquired Fund (or its representative) of an intention to bring or recommend an action for violation of the federal securities laws involving the Acquired Fund. No litigation or administrative proceeding or investigation of or before any court, governmental body or regulatory agency is presently pending, or the Acquired Fund’s knowledge, threatened against the Acquired Fund (or any of the Acquired Fund’s property or assets that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business or its ability to consummate the Reorganization contemplated by this Agreement. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency which materially and adversely affects the Acquired Fund’s business or its ability to consummate the Reorganization herein contemplated. The Acquired Fund is not in violation of, nor has violated, nor, to the knowledge of the Acquired Fund, is under investigation with respect to or has been threatened to be charged with or given notice of any violation of, any applicable law or regulation;

(j)            The audited financial statements of the Acquired Funds as of May 31, 2021 and for the fiscal year then ended have been, and by the Closing Date will have been, prepared in accordance with GAAP, and audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund (or its representative)) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund is required to be disclosed in the Acquired Fund’s reports on Form N-CSR and Form N-CEN (except for such as has been disclosed) and, to the knowledge of the Acquired Fund, no such disclosure will be required following the Closing Date;

(k)            Since the date of the financial statements referred to in sub-paragraph (j) above, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business consistent with past practice, or any incurrence by the Acquired Fund of indebtedness maturing more than sixty (60) days from the date such indebtedness was incurred other than indebtedness occurring in the ordinary course of business consistent with past practice. For the purposes of this subparagraph (k), a decline in net asset value per share of Acquired Fund Shares due to declines in market or fair values of Assets held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the repurchase of Acquired Fund Shares by the Acquired Fund shall not constitute a material adverse change;

(l)            For each taxable year of its existence, the Acquired Fund has had in effect an election to be a regulated investment company under Subchapter M of the Code, has satisfied, and, for the taxable year that includes the Closing Date, for that portion of such taxable year ending with the Closing Date, expects to satisfy, all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and for each such taxable year (or portion thereof), the Acquired Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Acquired Fund has not taken any action, caused any action to be taken, failed to take any action, or caused any failure to take any action which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code. The Acquired Fund does not and will not have any tax liability under Section 4982 of the Code for any period ending on or before the Closing Date. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Acquired Fund. All dividends paid by the Acquired Fund at any time prior to the Closing Date have qualified or will qualify for the deduction for dividends paid as defined in Section 561 of the Code;

Exhibit A-5

(m)            Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all federal and other tax returns (including dividend reporting forms and other tax-related reports) that it was required to file, and all such tax returns were complete and accurate in all material respects. The Acquired Fund has not been informed in writing by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any tax return that was not filed and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

(n)            The Acquired Fund has timely paid, in the manner prescribed by law, all taxes that were due and payable or that were claimed to be due;

(o)            The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of taxes;

(p)            The Acquired Fund has not been notified in writing that any examinations of the tax returns of the Acquired Fund are currently in progress or threatened, and, to the knowledge of the Acquired Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to the knowledge of the Acquired Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to taxes existing or known to the Acquired Fund to be threatened or pending with respect to the Assets of the Acquired Fund;

(q)            The Acquired Fund has no actual or potential liability for any tax obligation of any taxpayer other than itself. The Acquired Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Acquired Fund is not a party to any tax allocation, sharing, or indemnification agreement;

(r)            All taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

(s)            The Acquired Fund (or its representative) has delivered to the Acquiring Fund (or its representative) or made available to the Acquiring Fund (or its representative) complete and accurate copies of all tax returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income tax returns all positions taken therein that could give rise to a substantial understatement of federal income tax within the meaning of Section 6662 of the Code;

(t)            The Acquired Fund has not undergone, has not agreed to undergo, nor is required to undergo (nor will it be required as a result of the Reorganization to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(u)            There are (and as of immediately following the Closing there will be) no liens on the Assets of the Acquired Fund relating to or attributable to taxes, except for taxes not yet due and payable;

(v)            The tax bases of the Assets of the Acquired Fund are accurately reflected on the Acquired Fund’s tax books and records;

(w)            All issued and outstanding Acquired Fund Shares are, or on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. All of the issued and outstanding Acquired Fund Shares will, on the Valuation Date and at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Acquired Fund Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3;

(x)            The Acquired Fund has all requisite power and authority to enter into this Agreement and to consummate the Reorganization contemplated herein. The execution, delivery and performance of this Agreement, and the Reorganization contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Board of Trustees of the Acquired Fund Trust and no other action or proceedings by the Acquiring Fund are necessary to authorize such execution, delivery and performance of this Agreement, and the Reorganization contemplated herein, other than the approval of the Acquired Fund Shareholders. This Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

Exhibit A-6

(y)            The information relating to the Acquired Fund furnished by the Acquired Fund (or its representative) for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the Reorganization contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(z)            As of the date of this Agreement, the Acquired Fund (or its representative) has provided the Acquiring Fund (or its representative) with information available as of the date of this Agreement relating to the Acquired Fund reasonably necessary for the preparation of a prospectus, including the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Fund (as the same may be amended or supplemented, the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Acquired Fund to approve this Agreement (collectively, the “Acquired Fund Disclosure”). As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Acquired Fund Disclosure will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under and the time at which such statements were made, not misleading;

(aa)      There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus or in the Registration Statement and those contracts that have otherwise been disclosed to the Acquiring Fund (or its representative). Other than as has been disclosed to the Acquiring Fund (or its representative) in writing prior to the date of this Agreement in a written instrument executed by an officer or other representative of the Acquired Fund and acknowledged in writing by an officer or other representative of the Acquiring Fund, the Acquired Fund does not have any material contracts, agreements or other similar commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Liabilities;

(bb)      There have been no miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class of shares of the Acquired Fund that have not been remedied in accordance with industry practice which, individually or in the aggregate, would have a material adverse effect on the Acquired Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act;

(cc)      The minute books and other similar records of the Acquired Fund have been made available to the Acquiring Fund (or its representative) prior to the execution of this Agreement and contain a true and complete record in all material respects of all actions taken at all meetings and by all written consents in lieu of meetings of the shareholders and of its Board of Trustees and any committees of the Board of Trustees. The stock transfer ledgers and other similar records of the Acquired Fund have been made available to the Acquiring Fund prior to the execution of this Agreement and to the knowledge of Acquired Fund accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund. All other books and records of the Acquired Fund have been made available to the Acquiring Fund (or its representative), and are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund;

(dd)      The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder and such books and records are true and correct in all material respects;

(ee)      The Acquired Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(ff)      The Acquired Fund has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;The Acquired Fund has maintained all material licenses, permits, certificates of authority, orders and approvals of applicable governmental entities that are required to permit the Acquired Fund to carry on its business at such time or as conducted as of the date of this Agreement, and such licenses, permits, certificates of authority, orders and approvals are in full force and effect;

(gg)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses;

(hh)      The Acquired Fund represents that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than as contemplated by this Agreement;

(ii)            The Acquired Fund’s investment operations to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus;

Exhibit A-7

(jj)      The officers of the Acquired Fund will call a special meeting of shareholders of the Acquired Fund to consider and act upon this Agreement and the Reorganization contemplated hereby and to use commercially reasonable efforts to obtain approval of the Reorganization contemplated herein. Such meeting shall be scheduled at such date that the parties may agree to in writing and will comply with all applicable laws and regulations.

4.2            Except as has been fully disclosed to the Acquired Fund (or its representative) prior to the date of this Agreement in a written instrument executed by an officer or other representative of the Acquiring Fund and acknowledged in writing by an officer or other representative of the Acquired Fund, the Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a)            The Acquiring Fund is, or will, on or before the Closing Date, be duly established series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware. The Acquiring Fund is, or will, on or before the Closing Date, be qualified as a foreign association or business trust in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Acquiring Fund has, or will, on or before the Closing Date, have all necessary federal, state and local authorizations to carry out the Reorganization contemplated by this Agreement;

(b)            The Acquiring Fund is, or will, on or before the Closing Date, duly registered with the Commission as an investment company classified as an open-end management company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act and the registration of each class of Acquiring Fund Shares under the 1933 Act will be/is in full force and effect with respect to the Acquiring Fund as of the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)            No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the Reorganization contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the Reorganization contemplated by this Agreement;

(d)            The Acquiring Fund’s prospectus and statement of additional information (collectively, as amended or supplemented from time to time and in effect, the “Acquiring Fund Prospectus”) will, as of the Closing Date, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under and time at which they were made, not misleading;

(e)            On the Valuation Date and the Closing Date, the Acquiring Fund will have good and marketable title to its assets, if any, free and clear of any liens, encumbrances, hypothecations and claims whatsoever;

(f)            The Acquiring Fund is not engaged, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result, in a violation of the Acquiring Fund Trust’s Agreement and Declaration of Trust or By-Laws, the laws of its jurisdiction of organization or a material violation of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund, is a party or by which it is bound;

(g)            The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, give rise to the right of termination or result in the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, give rise to the right of termination or result in the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party, or by which the Acquiring Fund is bound;

(h)            No enforcement action shall have been brought by the Commission or, to the Acquiring Fund’s knowledge, neither the Commission nor its staff will have notified the Acquiring Fund (or its representative) of an intention to bring or recommend an action for violation of the federal securities laws involving the Acquiring Fund. No litigation or administrative proceeding or investigation of or before any court, governmental body or regulatory agency is presently pending, or to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund (or any of the Acquiring Fund’s property or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or its ability to consummate the Reorganization contemplated by this Agreement. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the Reorganization herein contemplated;

Exhibit A-8

(i)            The Acquiring Fund’s shares will, at the Closing, be duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund and will not have been offered or sold prior to the Closing unless in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws, and consistent with other relevant provisions of this Agreement;

(j)            The Acquiring Fund has all requisite power and authority to enter into this Agreement and to consummate the Reorganization contemplated herein. The execution, delivery and performance of this Agreement, and the Reorganization contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Board of Trustees of the Acquiring Fund Trust and no other action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the Reorganization contemplated herein. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)            The current Prospectus/Proxy Statement, and statement of additional information of the Acquiring Fund, including the documents contained or incorporated therein by reference (insofar as it relates to the Acquiring Fund) conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act and the rules and regulations thereunder, and do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make such statements therein, in light of the circumstances under which such statements were made, not misleading;

(l)            There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund Prospectus/Proxy Statement or in the Registration Statement;

(m)            The Acquiring Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act or will do so by the Closing Date;

(n)            The Acquiring Fund has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder or will do so by the Closing Date;

(o)            The Acquiring Fund has, or will have by the Closing Date, all material licenses, permits, certificates of authority, orders and approvals of applicable governmental entities that are required to permit the Acquiring Fund to carry on its business, and such licenses, permits, certificates of authority, orders and approvals are, or will be by the Closing Date, in full force and effect; and

(p)            Other than the information relating to the Acquired Fund furnished by the Acquired Fund (or its representative) for use in the Prospectus/Proxy Statement and otherwise in the Registration Statement and other documents filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the Reorganization contemplated hereby, the accuracy of which remains the responsibility of the Acquired Fund, the Prospectus/Proxy Statement and the Registration Statement of the Acquiring Fund is accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto.

5.	COVENANTS OF THE PARTIES.

5.1            The Acquired Fund will operate its business in the ordinary course consistent with past practice between the date hereof and the Closing Date, it being understood that, such ordinary course of business will include portfolio turnover, changes to the portfolio necessary to transition the portfolio to the Acquiring Fund, customary dividends, other dividends and distributions to shareholders contemplated herein, and shareholder purchases and redemptions.

5.2            Subject to the provisions of this Agreement, the Acquired Fund will take or cause to be taken all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.3            The Acquired Fund will call a meeting of the Acquired Fund Shareholders of record to be held prior to the Closing Date to consider and act upon this Agreement, and the Acquired Fund (or its officers or other representatives) will use commercially reasonable efforts necessary to obtain the required shareholder approval of the Reorganization contemplated hereby. In the event that the Acquired Fund receives insufficient votes from shareholders, the meeting may be adjourned as permitted under the Acquired Fund Trust’s Declaration of Trust, By-Laws, applicable law and the Prospectus/Proxy Statement in order to permit further solicitation of proxies. As may reasonably be requested, the Acquiring Fund (or its officers or other representatives) will use commercially reasonable efforts to assist the Acquired Fund with obtaining the required shareholder approval of the Reorganization contemplated hereby.

5.4            The Acquiring Fund has prepared and filed with the Commission the Registration Statement. The Registration Statement on Form N-14 includes a proxy statement and a prospectus and a statement of additional information of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement is in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party has provided the other party with the materials and information necessary to prepare the registration statement on Form N-14 and any additional proxy and/or solicitation materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

Exhibit A-9

5.5            The Acquired Fund (or its representative) will prepare and deliver to the Acquiring Fund (or its representative) at least ten (10) Business Days prior to the Closing Date a statement of the assets and the liabilities of the Acquired Fund as of such date for review and agreement by the parties to determine that the Assets are being valued as mutually agreed upon and the Liabilities of the Acquired Fund are being correctly determined in accordance paragraph 1.2 of this Agreement. The Acquired Fund (or its representative) will deliver at the Closing (a) a statement of Assets and Liabilities of the Acquired Fund as of the Valuation Date and (b) a list of the Acquired Fund’s Assets as of the Closing Date showing the tax costs of each of its assets by lot and the holding periods of such Assets, certified by the Treasurer or Assistant Treasurer of the Acquired Fund.

5.6            The Acquired Fund agrees that the liquidation of the Acquired Fund described in Section 1.3 of this Agreement will be effected in the manner provided in the Acquired Fund Trust’s Declaration of Trust and By-Laws and in accordance with applicable law, and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation, dissolution and termination.

5.7            It is the intention of the parties that the Reorganization contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. As promptly as practicable, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.8            The Acquiring Fund and the Acquired Fund will each use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to consummate and make effective in the most expeditious manner practicable the Reorganization contemplated by this Agreement. The Acquiring Fund and the Acquired Fund shall each use commercially reasonable efforts to make its officers available upon reasonable notice at reasonable times to provide explanation, as may reasonably be necessary, of any documents or information provided under this Agreement to the extent such officer is familiar with such documents or information.

5.9            The Acquired Fund (or its representative) and the Acquiring Fund (or its representative) will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as may be necessary, proper or advisable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets.

5.10            The Acquiring Fund and the Acquired Fund will satisfy any obligations to deliver statements setting forth the then current valuation of the Assets, along with supporting documentation in reasonable detail after the date of this Agreement as mutually agreed upon in writing and any disputes will be resolved in good faith and addressed as mutually agreed upon in writing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1            The Acquired Fund (or its representative) shall have delivered to the Acquiring Fund (or its representative) a certificate executed on its behalf by the Acquired Fund’s President or any Vice President and its Chief Financial Officer, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the date hereof and at and as of the Closing Date (except for such representations and warranties required to be true and correct as of another date, which representation and warranty shall be true and correct as of such other date), except as they may be affected by the Reorganization contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2            The Acquired Fund has furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of investments with their respective tax costs, all as of the Valuation Date, certified by the Acquired Fund’s Chief Financial Officer, Treasurer or Assistant Treasurer. This information will present fairly the financial condition and Assets of the Acquired Fund as of the Valuation Date in conformity with GAAP applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in such information.

6.3            Prior to the Closing Date the Acquired Fund shall have distributed an amount to its shareholders of at least the sum of ninety-eight percent of its ordinary income for the calendar year ended on December 31, 2021 and for any prior years, and ninety-eight and two-tenths percent of the Acquired Fund’s capital gain net income for the one-year period ending on December 31 of the calendar year ended on 2021, plus any shortfalls from prior years.

Exhibit A-10

6.4            The Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquired Fund for the Reorganization contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Ropes & Gray LLP appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)            The Acquired Fund Trust is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has all requisite power and authority to own all of its properties and assets and to carry on its business as an open-end management investment company, and the Acquired Fund is a series thereof duly constituted in accordance with the Declaration of Trust and By-Laws of the Acquired Fund Trust.

(b)            This Agreement has been duly authorized, executed and delivered by the Acquired Fund Trust on behalf of the Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund Trust is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms.

(c)            The Acquired Fund has the power to sell, assign, transfer and deliver the Assets and the Liabilities to be transferred by it hereunder.

(d)            The execution and delivery of this Agreement by the Acquired Fund Trust did not, and the performance by the Acquired Fund of its obligations hereunder will not, (i) violate the Acquired Fund Trust’s Declaration of Trust or By-Laws, (ii) violate any provisions of applicable U.S. federal securities laws (excluding, however, antifraud and other provisions with respect to disclosures of material information) or (iii) violate any provision of any agreement disclosed in or filed with the Acquired Fund Prospectus or Acquired Fund Trust’s Registration Statement on Form N-1A to which the Acquired Fund or the Acquired Fund Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any judgment or decree to which the Acquired Fund Trust or the Acquired Fund is a party or by which it or its property is bound.

(e)            To the knowledge of such counsel, no consent, approval, authorization or order of any state or federal court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization contemplated by this Agreement, except such as have been obtained.

(f)            The Acquired Fund is registered with the Commission as an open-end management investment company under the 1940 Act.

In addition, such counsel will confirm whether, as of the Closing Date, it is representing the Acquired Fund in any pending litigation in which the Acquired Fund is a named defendant that challenges the validity or the enforceability of this Agreement.

6.5            The Acquired Fund (or its representative) shall have duly executed and delivered to the Acquiring Fund (or its representative) such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund Custodian and instructions to the Acquired Fund Transfer Agent as the Acquiring Fund may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Acquired Fund all of the right, title and interest of the Acquired Fund in and to the Assets of the Acquired Fund. In each case the Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

6.6            The Acquiring Fund (or its representative) shall have received at the Closing: (i) a certificate of an authorized signatory of the Acquired Fund Custodian, stating that the Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Acquiring Fund Custodian, stating that the Assets of the Acquired Fund have been received; (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund’s shares and the number and percentage (to four decimal places) of ownership of the Acquired Fund owned by each such holder as of the Valuation Date; (iv) a statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund; and (v) the tax books and records of the Acquired Fund for purposes of preparing any tax returns required by law to be filed after the Closing Date.

6.7            The Acquired Fund’s agreements with each of its service providers shall have terminated on or prior to the Closing Date with respect to the Acquired Fund in compliance with their termination provisions without being subject to a contractual penalty, or any such penalties shall have been paid prior to the Closing Date, and the Acquiring Fund shall have received assurances from the Acquired Fund that no claims for damages (liquidated or otherwise) will arise as a result of such termination. Notwithstanding the foregoing, the Acquired Fund, at its own expense, may enter into or continue, as necessary, agreements to assist the Acquired Fund with its termination and dissolution activities, as well as to prepare and file any required tax filings.

Exhibit A-11

6.8            As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate that the Acquired Fund is, as of the date of this Agreement, contractually obligated to pay from those described in the Registration Statement.

6.9            Prior to the Closing Date, the Acquired Fund is able to transfer all of the investments that are subject to resale or transfer restrictions or that require consent of a third-party to the Acquiring Fund (collectively, “Investment Consents”).

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the Reorganization provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1            The Acquiring Fund (or its representative) shall have delivered to the Acquired Fund (or its representative) a certificate executed on its behalf by the Acquiring Fund’s President or any Vice President and its Chief Financial Officer, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the date hereof and at and as of the Closing Date (except for such representations and warranties required to be true and correct as of another date, which representation and warranty shall be true and correct as of such other date), except as they may be affected by the Reorganization contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2            The Acquiring Fund is registered with the Commission as an open-end management investment company under the 1940 Act as of the Closing Date.

7.3            The Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Liabilities of the Acquired Fund existing at the Closing Date except for obligations of the Acquired Fund arising under this Agreement..

7.4            The Acquired Fund shall have received a favorable opinion of Sullivan & Worcester, LLP, counsel to the Acquiring Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, which opinion may rely on a separate opinion of local counsel to the extent it relates to the laws of the State of Delaware, to the following effect:

(a)            The Acquiring Fund Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has all requisite power and authority to carry on its business as an open-end management investment company as described in the Registration Statement, and in accordance with this Agreement and Declaration of Trust and the By-laws of the Acquiring Fund Trust and applicable law.

(b)            This Agreement has been duly authorized, executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund Trust, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms.

(c)            The Acquiring Fund has the power to assume the Liabilities to be transferred to it hereunder.

(d)            The execution and delivery of this Agreement by the Acquiring Fund Trust did not, and the performance by the Acquiring Fund of its obligations hereunder will not, (i) violate the Acquiring Fund Trust’s Agreement and Declaration of Trust or By-Laws, (ii) violate any provisions of applicable U.S. federal securities laws (excluding, however, antifraud and other provisions with respect to disclosures of material information) or (iii) violate any provision of any agreement disclosed in or filed with the Acquiring Fund Prospectus or Acquiring Fund Trust’s Registration Statement on Form N-1A to which the Acquiring Fund Trust or Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any judgment or decree to which the Acquiring Fund Trust or Acquiring Fund is a party or by which it or its property is bound.

(e)            To the knowledge of such counsel, no consent, approval, authorization or order of any state or federal court or governmental authority is required for the consummation by the Acquiring Fund of the Reorganization contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained.

(f)            The Acquiring Fund is registered with the Commission as an open-end management investment company under the 1940 Act.

(g)            The tax year of the Acquired Fund will not close as a result of the Reorganization.

In addition, such counsel will confirm whether, as of the Closing Date, it is representing the Acquiring Fund in any pending litigation in which the Acquiring Fund is a named defendant that challenges the validity or the enforceability of this Agreement.

Exhibit A-12

7.5            The Acquiring Fund (or its representative) shall have duly executed and delivered to the Acquired Fund (or its representative), such instrument of assumptions of liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the Reorganization contemplated by this Agreement, including the assumption of all of the Liabilities of the Acquired Fund by the Acquiring Fund.

7.6            The Acquired Fund shall have received from the Acquired Fund Transfer Agent a certificate stating that it has received from the Acquiring Fund the number of full and fractional Acquiring Fund Shares of each class equal in value to the value of each corresponding class of the Acquired Fund as of the time and date set forth in paragraph 3.3.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1            This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Acquired Fund Trust’s Declaration of Trust, By-Laws and applicable law, and the parties shall have received reasonable evidence of each such approval.

8.2            This Agreement, the Reorganization contemplated herein and the filing of the Registration Statement shall have been approved by the Board of Trustees of the Acquiring Fund Trust and this Agreement, the Reorganization contemplated herein and the filing of the Prospectus/Proxy Statement shall have been approved by the Board of Trustees of the Acquired Fund Trust, and each party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party’s Board, certified by the Secretary or an equivalent officer.

8.3            On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the Reorganization contemplated by this Agreement under Section 25(c) of the 1940 Act and, to the knowledge of the parties hereto, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization contemplated herein.

8.4            All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation of the Reorganization contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.5            The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. The Registration Statement and Proxy Materials shall have been mailed to the Acquired Fund Shareholders consistent with applicable law. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6            As of the Closing Date, there shall be no pending litigation brought by any person against the Acquired Fund or the Acquiring Fund or any of the investment advisers, directors or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the Reorganization contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization contemplated herein. No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of any party hereto, threatened against a party or any of its properties or assets that, if adversely determined, would materially and adversely affect its business or its ability to consummate the Reorganization herein contemplated.

8.7            The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Sullivan & Worcester, LLP dated on the Closing Date satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes:

(a)            The acquisition by the Acquiring Fund of the Assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution by the Acquired Fund of the Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in Section 1 hereof, will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Fund and Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

Exhibit A-13

(b)            Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation, as contemplated in Section 1 hereof, except for any gain or loss that may be required to be recognized solely as a result of gain recognized on the transfer of certain Assets of the Acquired Fund.

(c)            Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Acquired Fund in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)            Under Section 362(b) of the Code, the tax basis of the Assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the transfer increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Acquired Fund upon the transfer.

(e)            Under Section 1223(2) of the Code, the holding periods of the Assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Acquired Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period and except for any Assets on which gain is recognized on the transfer to the Acquiring Fund).

(f)            Under Section 354 of the Code, no gain or loss will be recognized by Acquired Fund Shareholders upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares.

(g)            Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund Shares exchanged therefor.

(h)            Under Section 1223(1) of the Code, each Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which Acquired Fund Shares exchanged therefor were held, provided that the shareholder held Acquired Fund Shares as a capital asset on the date of the exchange.

(i)            The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code.

The parties acknowledge that the opinion will be based on certain factual certifications made by officers of the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions; the opinion is not a guarantee that the tax consequences of the Reorganization will be as described above; and there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8            With respect to the Acquired Fund individually, the Reorganization of the Acquired Fund into the Acquiring Fund and the material attributes of the Acquiring Fund, including, but not limited to, its investment advisory agreement, share classes, asset-based distribution fees, early- withdrawal charges, distribution agreement, transfer agent agreement, custody agreement, and independent registered public accounting firm, shall, in all material respects, be in substantially the form as described in the Prospectus/Proxy Statement.

8.9            At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for paragraph 8.1 and paragraph 8.7) may be jointly waived by the Board of Trustees of the Acquired Fund Trust and the Board of Trustees of the Acquiring Fund Trust, if, in the judgment of the Board of Trustees of the Acquired Fund Trust, such waiver will not have a material adverse effect on the interests of the Acquired Fund Shareholders and, if, in the judgment of the Board of Trustees of the Acquiring Fund Trust, such waiver will not have a material adverse effect on the interests of the shareholders, if any, of the Acquiring Fund.

9.	BROKERAGE FEES AND EXPENSES

9.1            The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the Reorganization provided for herein.

9.2            The Acquired Fund and the Acquiring Fund will not bear any costs arising in connection with the Reorganization contemplated by this Agreement. The responsibility for payment of all of the costs arising in connection with the Reorganization contemplated by this Agreement, whether or not the Reorganization contemplated hereby is concluded, shall be borne by SHIP, VAIA or their respective affiliates, as provided for in the Securities Purchase Agreement. The costs arising in connection with the Reorganization contemplated by this Agreement shall include, but not be limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the respective Boards of Trustees of the Acquired Fund Trust and the Acquiring Fund Trust, costs incurred in attending the Board meetings and preparing the minutes of the Board meetings, obtaining an opinion of counsel as to certain matters, the preparation of this Agreement, fees of the Commission, state corporate fees and any fees of any state securities commission, auditing fees associated with the Acquiring Fund’s financial statements, costs and expenses associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Prospectus/Proxy Statement and Registration Statement, printing and distributing the Prospectus/Proxy Statement and Registration Statement, solicitation fees, and expenses of holding shareholders’ meetings. For the avoidance of doubt, accounting fees that are related to the claiming, resolution or documentation of foreign tax reclaims or related Foreign Tax Reclaim Receivables are not “accounting fees arising due to accounting work performed in connection with, or as a result of, the Reorganization that would not otherwise have been performed.” Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization under Section 368(a)(1) of the Code pursuant to applicable guidance including, but not limited to, IRS Revenue Ruling 73-54.

Exhibit A-14

10.	ENTIRE AGREEMENT; TERMINATION OF WARRANTIES

10.1            The Acquiring Fund and the Acquired Fund agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2            The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the Reorganization contemplated hereunder. Notwithstanding the foregoing sentence, the covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION

This Agreement may be terminated and the Reorganization contemplated hereby may be abandoned by resolution of either the Board of Trustees of the Acquiring Fund Trust or the Board of Trustees of the Acquired Fund Trust, at any time prior to the Closing Date, if, based on changed circumstances, the Board of Trustees of the Acquiring Fund Trust or the Board of Trustees of the Acquired Fund Trust determines that proceeding with this Agreement is not in the best interests of the Acquiring Fund or the Acquired Fund, respectively. In addition, this Agreement may be terminated at any time prior to the Closing Date:

(a)            by the written consent of each of the parties;

(b)            by the Acquired Fund (i) following a material breach by the Acquiring Fund of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquiring Fund shall have been given a period of ten (10) Business Days from the date of the occurrence of a material breach of a covenant or agreement to cure such material breach and shall have failed to do so (provided, that the Acquired Fund is not then in material breach of the terms of this Agreement, and, provided further, that no cure period shall be required for a breach which is not capable of being cured); or (ii) upon the occurrence of an event which has a material adverse effect upon the Acquiring Fund;

(c)            by the Acquiring Fund (i) following a material breach by the Acquired Fund of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquired Fund shall have been given a period of ten (10) Business Days from the date of the occurrence of a material breach of a covenant or agreement to cure such material breach and shall have failed to do so (provided, that the Acquiring Fund is not then in material breach of the terms of this Agreement, and, provided further, that no cure period shall be required for a breach which is not capable of being cured); or (ii) upon the occurrence of an event which has a material adverse effect upon the Acquired Fund;

(d)            by either the Acquiring Fund or the Acquired Fund if: (i) there shall be a final, non-appealable order of a federal or state court in effect preventing consummation of the Reorganization contemplated hereby; or (ii) there shall be any final action taken, or any statute, rule, regulation or order enacted, promulgated or issued or deemed applicable to the Reorganization contemplated hereby by any governmental entity which would make consummation of the Reorganization contemplated hereby illegal; or

(e)            by either the Acquiring Fund or the Acquired Fund if the Closing shall not have been consummated by May 31, 2022, provided that, in the event public solicitations of the shareholders of the Acquired Fund have commenced seeking approval of this Agreement and any related approvals, neither the Acquired Fund nor the Acquiring Fund shall be permitted to terminate this Agreement pursuant to this paragraph 11(e) until the day following the last date by which a shareholder meeting must occur (including any adjournments) without requiring a new record date to be set under the Acquiring Fund’s organizational documents and provided further the right to terminate this Agreement under this paragraph 11(e) shall not be available to any party whose failure to fulfill any material obligation under this Agreement has been the cause of, or resulted in, the failure of the Closing to occur on or before such date.

If a party terminates this Agreement in accordance with this Section 11, other than a termination under (b), (c), (d) or (e) that involves an intentional fraud or a willful default by the terminating party, there shall be no liability for damages on the part of any party, or the trustees, directors or officers of such party. In the event of a termination under (b), (c), (d) or (e) in connection with an intentional fraud or a willful default, all remedies at law or in equity of the party adversely affected shall survive.

At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for paragraph 8.1 and paragraph 8.7) may be waived by either the Acquired Fund or the Acquiring Fund, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

Exhibit A-15

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented by a written instrument in such manner as may be deemed necessary or advisable by both the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to each corresponding class of Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing, shall be given by electronic delivery, personal service or prepaid or certified mail addressed to, and shall be effective upon actual delivery:

To the Acquiring Fund:

Virtus Investment Partners, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, Georgia 30305

Attention: Holly van den Toorn

Email: holly.vandentoorn@virtus.com

With a copy (which shall not constitute notice) to:

Virtus Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

Attention: Wendy J. Hills

Email: Wendy.Hills@virtus.com

Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036
Attention: Paul J. Delligatti
Email: PDelligatti@goodwinlaw.com

To the Acquired Fund:

Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, New York 10019

Attention: Adam Shapiro

Email: ashapiro@shiplp.com

With a copy (which shall not constitute notice) to:

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

Attention: Michael Doherty

Email: Michael.doherty@ropesgray.com

14.	PUBLICITY/CONFIDENTIALITY

14.1            Publicity. Any public announcements or similar publicity with respect to this Agreement or the Reorganization contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing (which writing may include e-mail), provided that nothing herein shall prevent either party from making such public announcements as may be required by law, including, without limitation a description of this Agreement, the contemplated Reorganization and other matters in the Registration Statement, Proxy Statement/Prospectus and any related ancillary documents and in any supplement to the Acquired Fund Prospectus, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

Exhibit A-16

14.2            Confidentiality.

(a)            The Acquired Fund, the Acquiring Fund and, as applicable, VAIA and SHIP (for purposes of this paragraph 14.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the Reorganization herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the Reorganization contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the Reorganization contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)            In the event of a termination of this Agreement the Acquired Fund, and the Acquiring Fund, VAIA and SHIP agrees that they, along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the Reorganization contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; COUNTERPARTS

15.1            It is expressly agreed that the obligations of an Acquiring Fund and, as applicable, VAIA, hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund, and, as applicable, VAIA, but shall bind only the property of the applicable Acquiring Fund, as provided in the declaration of trust and/or by-laws (or similar governing instrument) of the Acquiring Fund Trust. The execution and delivery of this Agreement has been authorized by the Trustees of the Acquiring Fund Trust and signed by authorized officers of the Acquiring Fund Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the applicable Acquiring Fund as provided in the declaration of trust and/or by-laws (or similar governing instrument) of the Acquiring Fund Trust.

15.2            It is expressly agreed that the obligations of an Acquired Fund and, as applicable, SHIP, hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund and, as applicable, SHIP personally, but shall bind only the property of the applicable Acquired Fund, as provided in the declaration of trust and/or by-laws (or similar governing instrument) of the Acquired Fund Trust. The execution and delivery of this Agreement has been authorized by the Trustees of the Acquired Fund Trust and signed by authorized officers of the Acquired Fund Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the applicable Acquired Fund as provided in the declaration of trust and/or by-laws (or similar governing instrument) of the Acquired Fund Trust.

15.3            Although the Agreement is being executed as one document for the convenience of the parties, it represents separate agreements between an Acquired Fund, the applicable Acquiring Fund and Stone Harbor.

15.4            The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.5            This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

15.6            This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.7            This Agreement may be executed in one or more counterparts, all of which counterparts shall together constitute one and the same agreement.

Exhibit A-17

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed.

Virtus Opportunities Trust

By:
Name:	[____]
Title:	[____]

Stone Harbor Investment Funds

By:
Name:	[____]
Title:	[____]

Stone Harbor Investment Partners LP
(Solely for purposes of Sections 9.2, 14 and 15)

By:
Name:	[____]
Title:	[____]

Virtus Alternative Investment Advisers, Inc.
(Solely for purposes of Sections 9.2, 14 and 15)

By:
Name:	[____]
Title:	[____]

Exhibit A-18

SCHEDULE A

THE ACQUIRED FUNDS (each Acquired Fund is a series of Stone Harbor Investment Funds)	THE ACQUIRING FUNDS (each Acquiring Fund is a series of Virtus Opportunities Trust)
Stone Harbor Local Markets Fund Institutional Class Distributor Class*	Virtus Stone Harbor Local Markets Fund Class I Class A
Stone Harbor Strategic Income Fund Institutional Class Distributor Class*	Virtus Stone Harbor Strategic Income Fund Class I Class A
Stone Harbor Emerging Markets Debt Allocation Fund Institutional Class Distributor Class*	Virtus Stone Harbor Emerging Markets Debt Allocation Fund Class I Class A
Stone Harbor High Yield Bond Fund Institutional Class Distributor Class*	Virtus Stone Harbor High Yield Bond Fund Class I Class A
Stone Harbor Emerging Markets Debt Fund Institutional Class Distributor Class*	Virtus Stone Harbor Emerging Markets Debt Fund Class I Class A
Stone Harbor Emerging Markets Corporate Debt Fund Institutional Class Distributor Class*	Virtus Stone Harbor Emerging Markets Corporate Debt Fund Class I Class A

* As of the date of the Agreement, the Distributor Class shares of the Funds are not offered for sale in any states or jurisdictions. Distributor Class shares of the Funds may not be offered or sold in any state or jurisdiction unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Exhibit A-19

EXHIBIT B

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS

Fundamental investment limitations may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. A “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

Each Fund’s fundamental investment limitations are set forth below:

Comparison of Fundamental Investment Limitations

Policy	Acquired Funds	Acquiring Funds
Issuing Senior Securities

(All Funds)

Each Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

This restriction shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Funds maintains adequate cover, segregation of assets or otherwise.

(All Funds)

Each Fund may not issue “senior securities” in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

Borrowing

(All Funds)

Each Fund may not borrow money, except to the extent permitted under the 1940 Act. Subject to these limitations, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous “asset coverage” (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.

(All Funds)

Each Fund may not borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

Note: If any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to this investment restriction, in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

Exhibit B-1

Policy	Acquired Funds	Acquiring Funds

From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board.

The Funds may engage in other transactions, such as certain derivative transactions or reverse repurchase agreements, which have the economic effect of borrowing but which are not subject to the asset coverage requirements described here, potentially allowing a Fund to incur more leverage than would be allowed for bank borrowings.

Underwriting

(All Funds)

Each Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(All Funds)

Each Fund may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

Diversification	(All Funds) See non-fundamental policy below.

(All Funds except Virtus Stone Harbor Emerging Markets Debt Fund and Virtus Stone Harbor Local Markets Fund)

Each Fund, except the Virtus Stone Harbor Emerging Markets Debt Fund and the Virtus Stone Harbor Local Markets Fund, may not with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Short Selling

(All Funds)

Each Fund may not make short sales of securities or maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions, and the Funds may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(All Funds) See non-fundamental policy below.

Exhibit B-2

Policy	Acquired Funds	Acquiring Funds
Industry Concentration

(All Funds)

Each Fund may not purchase any security (other than U.S. government securities) if, as a result, more than 25% of a Fund’s total assets (taken at current value) would be invested in any one industry.

For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries, finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents, and each non-U.S. country’s government (together with subdivisions thereof) will be considered to be a separate industry. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations. For purposes of this restriction, the Funds do not consider mortgage-backed securities and other asset-backed securities to be in any industry.

(All Funds) Each Fund may not purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

Note: When selecting investments for the Fund, the subadviser will consider the concentration policy of any exchange-traded fund (“ETFs”), mutual funds and closed-end funds. For purposes of determining the amount of each Fund’s assets invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of related industries, the Fund will look through to the securities held by an affiliated mutual fund in which the Fund invests; however, as of the date hereof the Fund will not look through to the securities held by any ETFs, unaffiliated mutual funds and/or closed-end funds in which the Fund invests.

Lending

(All Funds)

Each Fund may not make loans, except that the Funds may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(All Funds)

Each Fund may not lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

Commodities

(All Funds)

Each Fund may not purchase or sell commodities, except that the Funds may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

(All Funds)

Each Fund may not purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

Exhibit B-3

Policy	Acquired Funds	Acquiring Funds
Real Estate

(All Funds)

Each Fund may not purchase or sell real estate, although each Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein.

(All Funds)

Each Fund may not purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

With respect to the above, as applicable, if any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction.

Non-fundamental investment limitations are investment limitations that can be changed by a Fund’s board without a shareholder vote.

Each Fund’s non-fundamental investment limitations are set forth below:

Comparison of Non-Fundamental Investment Limitations

Policy	Acquired Funds	Acquiring Funds
Illiquid Securities

(All Funds)

Each Fund may invest up to the legal limit, which is currently 15% of the value of its net assets, in illiquid securities. The term “illiquid securities” for this purpose means investments that the Adviser, on behalf of each Fund, reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven (7) days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits) and other securities whose disposition is restricted under the federal securities laws.

(All Funds)

Each Fund may invest up to the legal limit, which is currently 15% of its net assets, in illiquid assets. No fund may acquire any illiquid investment if, immediately after the acquisition, the fund would have invested more than 15% of its net assets in illiquid investments that are assets.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days.

Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days may be deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Fund’s subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

Exhibit B-4

Non-diversification

(Stone Harbor Emerging Markets Debt Fund and Stone Harbor Local Markets Fund)

Each of the Stone Harbor Emerging Markets Debt Fund and Stone Harbor Local Markets Fund is classified as a “non-diversified” fund under the 1940 Act, which means that each such Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. However, the Funds will be subject to the diversification requirements imposed by the Code for qualification as a regulated investment company.

(Virtus Stone Harbor Emerging Markets Debt Fund and Virtus Stone Harbor Local Markets Fund) See fundamental policy above.

Short Selling	(All Funds) See fundamental policy above.	(All Funds) No Fund currently intends to sell securities short.

Other Investment Companies

(All Funds)

Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other Funds advised by Stone Harbor, money market funds, and exchange-traded funds (“ETFs”) such as “iShares”, “SPDRs” and “VIPERs”). The Stone Harbor Strategic Income Fund and the Stone Harbor Emerging Markets Debt Allocation Fund will typically invest a significant portion of their assets in other investment companies. The Funds also may invest in private investment funds, vehicles or structures. The Funds have obtained exemptive relief from the SEC from the limitations contained in Section 12 of the 1940 Act to allow each of the Funds to invest, without limitation, in other Stone Harbor Investment Funds. However, the rescission of the exemptive relief may affect the funds when the new Rule 12d1-4 becomes effective January 19, 2022.

(All Funds)

The Funds have obtained exemptive relief from the SEC to permit them to invest in affiliated and unaffiliated funds, including ETFs, beyond the statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. Each Fund may rely on the various exemptive orders to invest in shares of other mutual funds, including ETFs as applicable.

Rule 12d1-4, which becomes effective on January 19, 2021, will permit the Funds to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters will be effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and will be subject instead to Rule 12d1-4 and Section 12(d)(1), and other applicable rules thereunder.

Investment Policy Changes

(All Funds subject to Rule 35d-1 except Stone Harbor Strategic Income Fund)

With respect to each Acquired Fund that is subject to Rule 35d-1 under the 1940 Act, except the Stone Harbor Strategic Income Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets (plus borrowing for investment purposes) in a particular type or category of securities is subject to 60 days prior notice to shareholders.

(All Funds subject to Rule 35d-1 except Virtus Stone Harbor Strategic Income Fund)

With respect to each Acquired Fund that is subject to Rule 35d-1 under the 1940 Act, except the Virtus Stone Harbor Strategic Income Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets (plus borrowing for investment purposes) in a particular type or category of securities is subject to 60 days prior notice to shareholders.

Exhibit B-5

EXHIBIT C

PRINCIPAL RISKS

The principal risks of the Acquired Fund and the Acquiring Fund will be substantially identical. However, because the Funds are part of different fund complexes, there are some differences in how the Funds’ risks are described. Set forth below is a glossary of risks, in alphabetical order, describing the principal risks indicated for each Acquiring Fund in “Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks” above.

A Fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of a Fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of a Fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as a Fund’s subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any funds and/or ETFs in which a Fund invests. Purchase and redemption activities by Fund shareholders may impact the management of a Fund and its ability to achieve its investment objective(s).

Allocation

A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Bank Loans

Investing in loans (including floating rate loans, loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, a fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

Transactions in many loans settle on a delayed basis that may take more than seven days. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sale price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.

Counterparty

When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party. To the extent that a fund enters into multiple transactions with a single or limited number of counterparties, the fund will be subject to increased levels of counterparty risk.

Debt Instruments

Debt instruments are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect an instrument’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt instruments include the following:

• Credit Risk.  There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt instruments rated below investment-grade are especially susceptible to this risk.

Exhibit C-1

• Interest Rate Risk.  The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain instruments pay interest at variable or floating rates. Variable rate instruments reset at specified intervals, while floating rate instruments reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the instrument. However, some instruments do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these instruments may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

• Prepayment/Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable instruments therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income investments experience when rates decline.

Depositary Receipts

Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies.

Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.

Derivatives

Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, foreign currency forward contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.

Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

As an investment company registered with the SEC, each fund is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a fund investing in such instruments has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.

Exhibit C-2

Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has adopted rules that apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.

There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.

Foreign Investing

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•	Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•	Emerging Market Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

•	Foreign Currency Transactions Risk. A fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions. These transactions may be for the purposes of hedging or efficient portfolio management, or may be for investment purposes, and they may be exchange traded or traded directly with market counterparties. Such transactions may not prove successful or may have the effect of limiting gains from favorable markets movements.

A fund may use derivatives to acquire positions in various currencies, which presents the risk that the fund could lose money on its exposure to a particular currency and also lose money on the derivative. A fund also may take positions in currencies that do not correlate to the currency exposure presented by the fund’s other investments. As a result, the fund’s currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmarks.

Exhibit C-3

Investing in China Risk

The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the fund’s performance and increase the volatility of an investment in the fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the fund.

Fund of Funds

Achieving the fund’s objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the fund is subject to all risks associated with the underlying mutual funds. Since the fund’s performance depends on that of each underlying mutual fund, it may be subject to increased volatility.

Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

The underlying funds may change their investment objective, or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.

High-Yield Fixed Income Securities (Junk Bonds)

Securities rated below the four highest rating categories of a nationally recognized statistical rating organization, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among these nationally recognized statistical rating organizations is used to determine the security’s classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield issuers is more complex than for higher-rated securities, making it more difficult for a fund’s subadviser to accurately predict risk. There is a greater risk with high-yield fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Limited Number of Investments

There is a risk that a fund’s portfolio may be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

Liquidity

Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

In addition to this, certain shareholders, including affiliates of a fund’s investment adviser and/or subadviser(s), may from time to time own or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their shares of the fund may increase the fund’s liquidity risk by causing the fund to have to sell securities at an unfavorable time and/or price.

Market Volatility

The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Exhibit C-4

Instability in the financial markets may expose each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a fund and its investments, hampering the ability of a fund’s portfolio manager(s) to invest a fund’s assets as intended.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Non-Diversification

As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.

Portfolio Turnover Risk

A fund’s investment strategy may result in consistently frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund’s performance.

Redemption

The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund by, for example, accelerating the realization of capital gains and/or increasing the fund’s transaction costs.

RIC Compliance

The fund’s investment in MLPs presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, a designation which allows the fund to avoid paying taxes at regular corporate rates on its income. If for any taxable year the fund fails to qualify as a RIC, the fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Sector Focused Investing

The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Exhibit C-5

Short-Term Investments

Short-term investments include money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

U.S. Government Securities

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Exhibit C-6

EXHIBIT D: ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Below is additional information regarding the Acquiring Funds. The information presented below also is applicable to the Acquired Funds, except where noted otherwise, either below or in the body of the prospectus/proxy statement. All references to a Fund or the Funds in this Exhibit D refer to an Acquiring Fund or the Acquiring Funds, respectively, unless otherwise noted.

Risks Associated with Additional Investment Techniques and Fund Operations

In addition to the principal investment strategies described in the “Comparison of Investment Objectives, Principal Investment Strategies, and Principal Risks” sections, the Acquiring Funds may engage in additional investment techniques that present additional risks to a Fund as described below. Those additional investment techniques in which an Acquiring Fund is expected to engage as of the date of this Prospectus/Proxy Statement are indicated in the charts below, although other techniques may be utilized from time to time. The information below describes the additional investment techniques and their risks. The information below the charts describes the additional investment techniques and their risks. Many of the additional investment techniques that a Fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the Acquiring Funds’ SAI.

Risks	Virtus Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor High Yield Bond Fund	Virtus Stone Harbor Local Markets Fund	Virtus Stone Harbor Strategic Income Fund
Cybersecurity	X	X	X	X	X	X
ESG Consideration	X	X	X	X	X	X
LIBOR	X	X	X	X	X	X
Operational	X	X	X	X	X	X
Private Placements	X	X	X	X	X	X

Temporary Defensive Strategy: If a Fund’s adviser or subadviser does not believe that the market conditions are favorable to a Fund’s principal investment strategies, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the Fund may not achieve its investment objective(s).

Cybersecurity

With the increased use of technologies such as the Internet to conduct business, the funds are potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the funds or their service providers (including, but not limited to, the funds’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the funds. Any such cybersecurity breaches or losses of service may cause the funds to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the funds invest, which may cause the funds’ investments in such issuers to lose value.

Exhibit D-1

ESG Consideration

Stone Harbor engages in fundamental analysis that integrates, among other factors, a review of environmental, social and governance (“ESG”) factors to evaluate the creditworthiness of issuers in which a Fund may invest. ESG factors considered by Stone Harbor will vary by country, industry, issuer and investment opportunity. Examples of environmental factors considered include (but are not limited to): natural resource use, carbon emissions, energy efficiency, pollution/waste and sustainability initiatives. Examples of social factors considered include (but are not limited to): human rights, worker rights, adequate living standards, commitment to health and safety, diversity/opportunity policies, privacy/data security and community programs. Examples of governance factors considered include (but are not limited to): rule of law and corruption, policies that support bondholders’ interests, the character of control persons, ethics, board independence, board diversity and management compensation policy. In evaluating an existing or prospective investment, ESG is just one of several factors considered by Stone Harbor, and Stone Harbor may determine that an investment is appropriate even if certain ESG factors related to the investment cause it to have an overall lower ESG score.

Although Stone Harbor’s consideration of ESG factors is intended to aid it in evaluating the financial risks and rewards of a given investment and is not expected to by itself determine an investment decision for a Fund, Stone Harbor’s consideration of ESG factors could nevertheless cause a Fund to perform differently compared to funds that do not have such considerations or could result in a Fund forgoing opportunities to buy or sell investments when it might otherwise be advantageous to do so. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. Information used to determine an issuer’s ESG characteristics may be provided by third-party sources and typically is based on backward-looking analysis. The subjective nature of ESG criteria means a wide variety of outcomes are possible. Stone Harbor’s ESG analysis is also dependent on issuers disclosing relevant data and the availability of this data can be limited. Stone Harbor attempts to mitigate these limitations through the use of a variety of data sources and Stone Harbor’s own in-house research.

LIBOR

The London Interbank Offer Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt instruments in which a fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a fund invests may obtain financing at floating rates based on LIBOR, and a fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. Currently, the U.S. and other countries are working to replace LIBOR with alternative reference rates. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the funds, issuers of instruments in which the funds invest, and the financial markets generally.

Operational

An investment in a fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a fund. While the funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a fund.

Exhibit D-2

Private Placements

A fund may purchase securities which have been privately issued to qualified institutional investors under special rules adopted by the SEC. While such securities may offer higher yields than comparable publicly traded securities, generally, privately placed securities are illiquid and are subject to resale restrictions. Privately issued securities ordinarily can be sold by a fund only in secondary market transactions to certain qualified investors pursuant to rules established by the SEC or privately negotiated transactions to a limited number of purchasers. Therefore, sales of such securities by a fund may involve significant delays and expense.

Note Regarding Percentage Limitations

Some of the Funds’ investment strategies and policies set forth percentage limitations on a Fund’s investment in, or holdings of, certain types of investments. Compliance with these strategies and policies generally will be determined immediately after the acquisition of such investments by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.

Exhibit D-3

Portfolio Managers

The table below lists the individuals who are jointly and primarily responsible for the day-to-day management of the Acquiring Funds. Biographical information about each portfolio manager is set forth immediately after the table. The SAI provides further information about the portfolio managers, including information regarding their compensation, other accounts they manage, and any ownership interest they may have in each Fund.

Acquiring Fund	Portfolio Manager(s) and Start Date
Virtus Stone Harbor Emerging Markets Corporate Debt Fund

Peter J. Wilby (since June 2011)

James E. Craige (since June 2011)

David A. Oliver (since June 2011)

Kumaran Damodaran (since September 2015)

William Perry (since September 2012)

Stuart Sclater-Booth (since September 2017)

Virtus Stone Harbor Emerging Markets Debt Fund

Peter J. Wilby (since August 2007)

James E. Craige (since August 2007)

David A. Oliver (since September 2008)

Kumaran Damodaran (since September 2015)

William Perry (since September 2012)

Stuart Sclater-Booth (since September 2017)

Virtus Stone Harbor Emerging Markets Debt Allocation Fund

Peter J. Wilby (since October 2014)

James E. Craige (since October 2014)

David A. Oliver (since October 2014)

Kumaran Damodaran (since September 2015)

William Perry (since October 2014)

Stuart Sclater-Booth (since September 2017)

Virtus Stone Harbor High Yield Bond Fund

Peter J. Wilby (since August 2007)

James E. Craige (since December 2018)

William Perry (since December 2018)

Dan Berkery, CFA (since September 2010)

Hunter Schwartz (since December 2018)

Matthew Kearns (since December 2018)

Virtus Stone Harbor Local Markets Fund

Peter J. Wilby (since June 2010)

James E. Craige (since June 2010)

David A. Oliver (since June 2010)

Kumaran Damodaran (since September 2015)

William Perry (since September 2012)

Stuart Sclater-Booth (since September 2017)

Virtus Stone Harbor Strategic Income Fund	Peter J. Wilby (since December 2013) James E. Craige (since December 2013) David Torchia (since December 2013) Roger Lavan (since December 2013) David Scott (since December 2013)

Peter J. Wilby, CFA. Mr. Wilby serves as Co-Chief Investment Officer and a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in April 2006, Chief Investment Officer - North American Fixed Income and senior portfolio manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at Citigroup Asset Management; Joined Citigroup or its predecessor firms in 1989.

James E. Craige, CFA. Mr. Craige serves as Co-Chief Investment Officer and a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in April 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992.

David A. Oliver. Mr. Oliver serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in June 2008, Managing Director in emerging market sales and trading at Citigroup; Joined Citigroup in 1986.

Exhibit D-4

Kumaran Damodaran, Ph.D. Mr. Damodaran serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in September 2015, Lead Emerging Markets Macro Portfolio Manager for GLG Partners from 2012 to 2015. From 2008 to 2012, Executive Vice President and Emerging Markets Portfolio Manager at PIMCO. Prior to PIMCO, Senior Vice President and Trader in Latin American Local Market Rate Derivatives at Lehman Brothers for over five years.

William Perry. Mr. Perry serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in September 2012, from August 2010 to August 2012, Emerging Markets Corporate Portfolio Manager at Morgan Stanley Investment Management. Prior to 2010, Managing Director/Portfolio Manager in the Global Special Opportunities Group for Latin American Special Situations at JPMorgan Chase.

Stuart Sclater-Booth. Mr. Sclater-Booth serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in June 2014, Managing Director and head of Emerging Markets Debt strategy for Goldman Sachs from August 2009-2010 and June 2011-June 2014; Executive Director – Global Head of Emerging Markets Macro Strategy, Executive Directors – Emerging Markets Proprietary Trading, Vice President, Head of Trade Strategy for JP Morgan Chase Securities from March 1998-March 2009 and August 2010-June 2011.

Dan Berkery, CFA. Mr. Berkery serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in June 2010, Executive Director, Portfolio Manager for convertible bond securities at UBS O’Conner; Joined UBS O’Conner in 2000.

Hunter Schwarz. Mr. Schwarz serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in December 2018, from April 2006 to December 2018, Credit Analyst at Stone Harbor; Prior to April 2006, Fixed Income Trade Support Analyst for Citigroup Asset Management and prior to that, Associate in the Structured Products Group at Deutsche Bank.

Matthew Kearns, CFA. Mr. Kearns serves as a Portfolio Manager of Stone Harbor. From April 2006 to December 2018, served as a Credit Analyst at Stone Harbor. Prior to joining Stone Harbor in April 2006, Analyst at Citigroup Asset Management.

David Torchia. Mr. Torchia serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in April 2006, Managing Director and senior portfolio manager responsible for directing investment policy and strategy for all investment grade U.S. fixed income portfolios at Citigroup Asset Management; Joined Citigroup or its predecessor firms in 1984.

Roger Lavan, CFA. Mr. Lavan serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in April 2006, Managing Director and senior portfolio manager responsible for directing U.S. governments, mortgages and asset-backed securities at Citigroup Asset Management; Joined Citigroup or its predecessor firms in 1987.

David Scott. Mr. Scott serves as a Portfolio Manager of Stone Harbor. Prior to joining Stone Harbor in 2006, Managing Director, Investment Policy Committee member and Head of the Traditional Investment Group responsible for the traditional bond product at Salomon Brothers Asset Management Limited; Joined Salomon Brothers Asset Management Limited in 1983.

Pricing of Fund Shares

How is the Share Price determined?

Each Acquiring Fund calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the Acquiring Fund and the number of outstanding shares of that class. In general, each Acquiring Fund calculates a share price for each class by:

•	adding the values of all securities and other assets of the Acquiring Fund;

•	subtracting liabilities; and

•	dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt instruments, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining an Acquiring Fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Acquiring Funds’ Board.

Exhibit D-5

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

Net Asset Value (NAV): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.

The NAV per share of each class of each Acquiring Fund is determined as of the close of regular trading (generally 4:00 PM Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for trading. An Acquiring Fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If an Acquiring Fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the Acquiring Funds do not price their shares, the NAV of the Acquiring Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Acquiring Fund’s shares.

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, the Acquiring Funds (or underlying fund, as applicable) determine a “fair value” for an investment according to policies and procedures approved by the Acquiring Funds’ Board. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which an Acquiring Fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by an Acquiring Fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Acquiring Fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements; (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Acquiring Fund calculates its NAV at the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Acquiring Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

The value of a security, as determined using the Acquiring Funds’ fair valuation procedures, may not reflect such security’s market value.

Exhibit D-6

Upon the consummation of each Reorganization, which is expected to occur during the second quarter of 2022, the assets transferred to an Acquiring Fund will be valued pursuant to the Acquiring Fund’s valuation procedures as approved by the Board of Trustees of the Acquiring Fund. There is one material difference between the Acquiring Fund’s valuation procedures and those currently used by the Acquired Fund. Currently, for purposes of determining an Acquired Fund’s net asset value, fixed income securities are typically priced at the mean of evaluated bid and ask prices provided by third-party pricing vendors on the valuation date. In contrast, consistent with other Virtus-sponsored funds, an Acquiring Fund will typically value fixed income securities at the last bid price provided by third-party pricing vendors, which is a common valuation methodology in the mutual fund industry. Virtus believes that using a common valuation methodology across its funds will provide operational efficiencies and financial reporting consistency. Accordingly, if the Reorganizations are approved by shareholders, it is expected that this difference will have a one-time negative impact on the calculation of the net asset value of each Acquired Fund in connection with the completion of the respective Reorganizations (please see the Q&A, “How will the Reorganization affect the value of a shareholder’s investment?” for more information). The impact of this difference in valuation methodology may be material, subject to future market conditions at the time each Reorganization is completed. Notwithstanding this anticipated difference in the calculation of net asset value per share, there will be no change in the underlying portfolios (other than in connection with on-going portfolio management) held by an Acquired Fund, therefore neither the market value of the securities in the underlying portfolios nor the actual investment income earned will be impacted.

At what price are shares purchased?

All investments received by the Acquiring Funds’ authorized agents in good order prior to the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) will be executed based on that day’s NAV; investments received by the Acquiring Funds’ authorized agent in good order after the close of regular trading on the NYSE will be executed based on the next business day’s NAV. Shares credited to your account from the reinvestment of an Acquiring Fund’s distributions will be in full and fractional shares that are purchased at the closing NAV on the next business day on which the Acquiring Fund’s NAV is calculated following the dividend record date.

Sales Charges

An investor may be required to pay commissions and/or other forms of compensation to a broker for transactions in any share class, which are not reflected in the disclosure in this section.

What are the classes and how do they differ?

Each Acquired Fund and Acquiring Fund offers multiple classes of shares. Each class of shares has different sales and distribution charges. For certain classes of shares, the Acquired Funds and Acquiring Funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the Acquired Funds and Acquiring Funds, as applicable, to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of their shares and for services provided to shareholders.

The Rule 12b-1 Fees paid by each class of the Acquiring Fund currently are as follows (“None” indicates that the share class has no applicable fees.):

Fund	Class A	Class I
Virtus Stone Harbor Emerging Markets Corporate Debt Fund	0.25%	None
Virtus Stone Harbor Emerging Markets Debt Fund	0.25%	None
Virtus Stone Harbor Emerging Markets Debt Allocation Fund	0.25%	None
Virtus Stone Harbor High Yield Bond Fund	0.25%	None
Virtus Stone Harbor Local Markets Fund	0.25%	None
Virtus Stone Harbor Strategic Income Fund	0.25%	None

The Distributor Class shares of each Acquired Fund currently pay an identical Rule 12b-1 Fee to that of the corresponding Class A shares of the applicable Acquiring Fund.

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of an Acquiring Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Exhibit D-7

Your financial representative should recommend only those arrangements that are appropriate for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts.

To determine your eligibility for a sales charge discount on Class A Shares, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Acquiring Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section. Such intermediary-specific sales charge variations are described in Appendix A to the Acquiring Funds’ prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.”

Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver and to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the Acquiring Fund or the purchaser’s financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts.

Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” Intermediary-specific sales charge variations are described in Appendix A to the Acquiring Funds’ prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.

Class A Shares. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 3.75% of the offering price (3.90% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative — Class A Shares” and “Class A Sales Charge Reductions and Waivers” below.) Generally, Class A Shares are not subject to any charges by the Acquiring Fund when redeemed; however, a contingent deferred sales charge (“CDSC”) in an amount equal to 1.00% may be imposed on certain redemptions of purchases of $1,000,000 or more of Class A Shares within 18 months of a finder’s fee being paid on such shares. Finder’s fees are paid only on eligible purchases of at least $1 million and will not be paid on purchases for which the financial intermediary involved does not provide the information necessary for the Acquiring Fund’s Transfer Agent to identify the purchase as eligible. No front-end sales load is applied to purchases of $1,000,000 or more. The 18-month period begins on the last day of the month preceding the month in which the purchase was made and shares not subject to a finder’s fee will be deemed to be redeemed first in order to minimize the instances in which the CDSC will be charged. If you transact in Class A Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the Acquiring Fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

The Distributor Class shares of each Acquired Fund are not subject to a sales charge at the time of purchase and are not subject to a CDSC upon redemption of the shares. To the extent applicable, any investors in the Distributor Class prior to the Reorganizations would not be subject to the sales load arrangements of Class A shares.

Class I Shares. Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Acquiring Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, subadviser or their affiliates, and to Trustees of the Acquiring Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. If you transact in Class I Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the Acquiring Fund, such as brokerage commission or an investment advisory fee. Like Class I Shares of the Acquiring Funds, Institutional Shares of the Acquired Funds pay no sales charge at any time and do not pay any Rule 12b-1 distribution or service fees.

Exhibit D-8

Initial Sales Charge Alternative — Class A Shares

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares — Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Acquiring Fund’s underwriter, VP Distributors, LLC (“VP Distributors” or the “Distributor”).

Sales Charge you may pay to purchase Class A Shares

All Funds

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	3.75%	3.90%
$50,000 but under $100,000	3.50	3.63
$100,000 but under $250,000	3.25	3.36
$250,000 but under $500,000	2.25	2.30
$500,000 but under $1,000,000	1.75	1.78
$1,000,000 or more	None	None

Class A Sales Charge Reductions and Waivers

Investors may qualify for reduced or no initial (front-end) sales charges, as shown in the table above, through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI. These reductions and waivers do not apply to any CDSC that may be applied to certain Class A Share redemptions.

Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account), including his, her or their own sole proprietorship or trust where any of the above is a named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

Exhibit D-9

Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the Acquiring Funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to the Acquiring Funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the Acquiring Funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, a subadviser or the Distributor and corporate affiliates of the adviser, a subadviser or the Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the SAI for more information about qualifying for purchases of Class A Shares at NAV.

Contingent Deferred Sales Charge you may pay on Class A Shares

Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC in an amount equal to 1.00% if they redeem their shares within 18 months of a finder’s fee being paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less.

Existing Distributor Class shares of the Acquired Funds do not have a sales load, CDSC or redemption fee. To the extent applicable, any investors in the Distributor Class prior to the Reorganizations would not be subject to the sales load arrangements of Class A shares. However, there are no outside shareholders in the Acquired Funds’ Distributor Class shares.

Compensation to Dealers

Class A Shares and Class I Shares

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

All Funds

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None

Dealers and other entities that enter into special arrangements with the Distributor or the Acquiring Funds’ transfer agent, Virtus Fund Services, LLC (the “VFS” or the “Transfer Agent”), may receive compensation for the sale and promotion of shares of these funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Acquiring Funds through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

Exhibit D-10

Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the Acquiring Funds for providing certain recordkeeping and related services to the Acquiring Funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. The Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A 1.00% CDSC may be imposed on certain redemptions of such Class A investments. The CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. Dealers must have an aggregate value of $50,000 or more per fund CUSIP to qualify for payment. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the Acquiring Funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and appropriate recommendations free of any influence by reason of these arrangements.

A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Our Products section, go to the “Mutual Funds” tab and click on the link for Breakpoint (Volume) Discounts.

Your Account

Opening an Account

Class A Shares and Class I Shares Only

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

The Acquiring Funds have established the following preferred methods of payment for fund shares:

•	Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

Exhibit D-11

•	Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•	Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the Acquiring Funds; however, the Acquiring Funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the Acquiring Fund or Funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.

Step 1.

Your first choice will be the initial amount you intend to invest in each Acquiring Fund.

Minimum initial investments applicable to Class A Shares:

•	$100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program. (See Investor Services and Other Information for additional details.)

•	There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•	$2,500 for all other accounts.

Minimum additional investments applicable to Class A Shares:

•	$100 for any account.

•	There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into another account.

Minimum initial investments applicable to Class I Shares:

•	$100,000 for any account for qualified investors. (Call Virtus Fund Services at 800-243-1574 for additional details.)

There is no minimum additional investment requirement applicable to Class I Shares.

The minimum investment requirements for Institutional Class and Distributor Class Shares of the Acquired Fund differ from the minimum investment requirements for Class A and Class I Shares of the Acquiring Funds, as set forth above. Institutional Class and Distributor Class Shares of the Acquired Funds have a minimum initial investment requirement of $1,000,000, while the subsequent investments in Institutional Class and Distributor Class Shares of an Acquired Fund is $250,000.

Step 2.

Your second choice will be what class of shares to buy. Each share class has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial professional can help you pick the share class that makes the most sense for your situation.

Step 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

•	Receive both dividends and capital gain distributions in additional shares;

•	Receive dividends in additional shares and capital gain distributions in cash;

Exhibit D-12

•	Receive dividends in cash and capital gain distributions in additional shares; or

•	Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

All Share Classes

The Acquiring Funds reserve the right to refuse any purchase order for any reason. The Acquiring Fund will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days. The Acquiring Funds further reserve the right to close an account (or to take such other steps as the Acquiring Funds or their agents deem reasonable) for any lawful reason, including but not limited to the suspicion of fraud or other illegal activity in connection with the account.

Listing a Trusted Contact

For shareholders who have a mutual fund account directly with Virtus, you have the option of adding a Trusted Contact to our records. The Trusted Contact is someone you authorize us to contact to address any concerns about fraudulent activity or financial exploitation; to inquire about your status as an active shareholder; and/or to disclose account activity or account details if necessary for protecting your account assets.

The Trusted Contact is not permitted to execute transactions or make changes to your account. Other than the shareholder, only the named financial advisor of record on the account, or a Power of Attorney/guardian/conservator who is named on the account or has submitted instructions, signed in capacity with a Medallion Guarantee, are permitted to execute transactions or make account changes. Your Trusted Contact must be at least 18 years of age and should not be your financial advisor of record or an individual who is already named on the account.

How to Buy Shares

Class A Shares and Class I Shares Only

To Open An Account
Through a financial professional	Contact your financial professional. Some financial professionals may charge a fee and may set different minimum investments or limitations on buying shares.

Through the mail	Complete a new account application and send it with a check payable to the Acquiring Fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Through express delivery	Complete a new account application and send it with a check payable to the Acquiring Fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.

By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).

By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the Acquiring Fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

All Share Classes

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the Acquiring Funds’ Transfer Agent or an authorized agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Acquiring Fund’s Transfer Agent or an authorized agent, each in legible form. However, the Acquiring Funds, their Transfer Agent or other authorized agent may consider a request to be not in good order even after receiving all required information if any of them suspects that the request is fraudulent or otherwise not valid.

Each Acquiring Fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

Exhibit D-13

How to Sell Shares

Class A Shares and Class I Shares Only

To Sell Shares
Through a financial professional	Contact your financial professional. Some financial professionals may charge a fee and may set different minimums on redemptions of accounts.

Through the mail	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

Through express delivery	Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.

By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

All Share Classes

You have the right to have the Acquiring Funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the Acquiring Funds’ Transfer Agent or an authorized agent. In the case of certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The Acquiring Funds do not charge any redemption fees.

Regardless of the method used by the Acquiring Funds for payment (e.g., check, wire or electronic transfer (ACH)), payment for shares redeemed will normally be sent one business day after the request is received in good order by the transfer agent, or one business day after the trade has settled for trades submitted through the NSCC, but will in any case be made within seven days after tender. The Acquiring Funds expect to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit, or participating in an interfund lending program in reliance on exemptive relief from the SEC. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for an Acquiring Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the shareholder will not be entitled to, and the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days.

If you are 65 years of age or older, or if we have reason to believe you have a mental or physical impairment that restricts you from protecting your own financial interests, we may temporarily delay the release of redemption proceeds from your account if we reasonably believe that you have been the victim of actual or attempted financial exploitation.

Notice of this temporary delay will be provided to you, and the delay will be for no more than 15 business days while we conduct a review of the suspected financial exploitation. Contacting your Trusted Contact, if you have selected one, may be part of the review. (See “Listing a Trusted Contact” in the section, “Your Account”.)

We may delay an additional 10 business days if we reasonably believe that actual or attempted financial exploitation has occurred or will occur. At the expiration of the delay, if we have not concluded that such exploitation has occurred, the proceeds will be released to you.

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the Acquiring Funds.

Exhibit D-14

Class A Shares and Class I Shares

Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Even after all required documents have been received, a redemption request may not be considered in good order by the Acquiring Funds, their Transfer Agent or other authorized agents if any of them suspects that the request is fraudulent or otherwise not valid. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the Acquiring Funds’ Transfer Agent at 800-243-1574.

Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.

As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the Acquiring Funds’ Transfer Agent at 800-243-1574.

Redemptions by Mail

→ If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.

•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instructions with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.

•	The name or address on the account has changed within the last 30 days.

•	You want the proceeds to go to a different name or address than on the account.

→ If you are selling shares held in a corporate or fiduciary account, please contact the Acquiring Funds’ Transfer Agent at 800-243-1574.

The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the Acquiring Funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine. The Acquiring Funds, their Transfer Agent and their other authorized agents will not be liable for any loss, liability, cost or expense resulting from acting upon telephone instructions that are reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” below.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders will be able to make redemptions through other methods described above.

All Share Classes

Payment of Redemptions In Kind

Each Acquiring Fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the Acquiring Fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the Acquiring Fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind generally will receive a pro rata share of the Acquiring Fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.

Exhibit D-15

Account Policies

Account Reinstatement Privilege

Subject to the Acquiring Funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call Virtus Mutual Funds at 800-243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.

Annual Fee on Small Accounts

To help offset the costs associated with maintaining small accounts, the Acquiring Funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below

$200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the Acquiring Fund.

Returned Mail

If any correspondence sent by an Acquiring Fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the Acquiring Fund.

Uncashed Checks

If your distribution check is not cashed within six months, the distribution may be reinvested in the Acquiring Fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Inactive Accounts

As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, the Acquiring Funds or their agents may be required to transfer the assets to your state under the state’s abandoned property law.

Exhibit D-16

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor; by calling 800-243-4361; or on the Internet at virtus.com.

•	You generally may exchange shares of one Acquiring Fund for the same class of shares of another Acquiring Fund (e.g., Class A Shares for Class A Shares). Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•	Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074).

•	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

•	The exchange of shares of one fund for shares of a different fund is treated as a sale of the original fund’s shares and any gain on the transaction may be subject to federal income tax.

•	Financial intermediaries are permitted to initiate exchanges from one class of a fund into another class of the same fund if, among other things, the financial intermediary agrees to follow procedures established by the Acquiring Fund, the Distributor or the Transfer Agent, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the Acquiring Fund, the Distributor or the Transfer Agent. The Acquiring Fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the Acquiring Fund or its agent to process the transaction as a liquidation and purchase, at the same closing NAV. The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a Acquiring Fund through accounts established directly with the Transfer Agent (i.e., not established with a financial intermediary who deals with the Transfer Agent exclusively on the investor’s behalf) may be permitted to exchange shares of one class of the Acquiring Fund into another class of the same fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary (if applicable) and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this subsection.

Disruptive Trading and Market Timing

The Acquiring Funds are not suitable for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of an Acquiring Fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

•	dilution of the interests of long-term investors, if market timers or others exchange into an Acquiring Fund at prices that are below the true value or exchange out of an Acquiring Fund at prices that are higher than the true value;

•	an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing an Acquiring Fund to maintain a higher level of cash than would otherwise be the case, or causing an Acquiring Fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Exhibit D-17

Additionally, the nature of the portfolio holdings of certain funds (or the underlying funds as applicable), may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the Acquiring Fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the Acquiring Fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the Acquiring Fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the Acquiring Funds’ Board has adopted a policy to safeguard against market timing designed to discourage Disruptive Trading. The Acquiring Funds’ Board has adopted this policy as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the Acquiring Funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the Acquiring Funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the Acquiring Funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The Acquiring Funds may permit exchanges that the Transfer Agent believes, in the exercise of its judgment, are not disruptive. The size of the Acquiring Fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the Acquiring Funds’ policies regarding excessive trading activity. The Acquiring Funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the Acquiring Fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the Acquiring Funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The Acquiring Funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The Acquiring Funds reserve the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The Acquiring Funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The Acquiring Funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The Acquiring Funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

There are some differences between the Acquired Funds’ and the Acquiring Funds’ policies and procedures regarding market timing. Under the Acquired Funds’ policies and procedures, the Acquired Funds may reject any order from an investor or Fund intermediaries they believe may be facilitating or have facilitated abusive trading practices, but there are no specific limits, while under the Acquiring Funds’ policies and procedures, shareholders are prohibited from making more than one round trip into and out of a Fund within any rolling 30-day period.

Exhibit D-18

Retirement Plans

Shares of the Acquiring Funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.

Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. (Complete the “Systematic Purchase” section on the application and include a voided check.)

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. (Complete the “Systematic Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone number (800-243-1574). (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing NAV on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Portfolio Holdings. A description of the Acquiring Funds’ policies and procedures with respect to the disclosure of the Acquiring Funds’ portfolio securities is available in the SAI.

Availability and Delivery of Fund Documents. Acquiring Fund documents are available for download from the Our Products section of virtus.com, or you may request paper copies of such documents at any time by calling 1-800-243-1574. The Acquiring Funds will not charge you a fee for paper copies of fund documents, although the Acquiring Funds will incur additional expenses when printing and mailing them, and fund expenses pass indirectly to all shareholders.

Exhibit D-19

Tax Status of Distributions

The Acquiring Funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually. The frequency of distributions from net investment income by each Acquiring Fund is identical to the frequency of distributions from net investment income by the corresponding Acquired Fund.

Dividend
Fund	Paid
Virtus Stone Harbor Emerging Markets Corporate Debt Fund	Quarterly
Virtus Stone Harbor Emerging Markets Debt Fund	Quarterly
Virtus Stone Harbor Emerging Markets Debt Allocation Fund	Annually
Virtus Stone Harbor High Yield Bond Fund	Quarterly
Virtus Stone Harbor Local Markets Fund	Annually
Virtus Stone Harbor Strategic Income Fund	Quarterly

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are generally taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, which are distributed to shareholders and which are designated by an Acquiring Fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, whether paid in cash or in additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

If, for any fiscal year, the total distributions exceed net investment income and realized net capital gains, the excess, distributed from the Acquiring Fund’s assets, will generally be treated as a tax-free return of capital (up to the amount of the shareholder’s tax basis in the Acquiring Fund shares). The amount treated as a tax-free return of capital will reduce the adjusted basis in the shareholder’s shares, thereby increasing the potential gain or reducing the potential loss upon disposition of those shares. If an Acquiring Fund has return of capital, the fund will provide disclosure with each distribution estimating the percentages of the current distribution that represent (1) net investment income, (2) capital gains and (3) return of capital. The fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Exhibit D-20

This Appendix A is part of, and is incorporated into, the prospectus.

Appendix A

Intermediary Sales Charge Discounts and Waivers

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts. Please see the section entitled “Sales Charges – What arrangement is best for you?” for more information on sales charges and waivers available for different classes.

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective February 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Virtus Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Appendix A-1

Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of Accumulation (“ROA”). The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Virtus Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

•	Letter of Intent (“LOI”). Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charges (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	Death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

Appendix A-2

•	Return of excess contributions from an Individual Retirement Account (IRA).

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform.

•	A 529 account held on an Edward Jones platform.

•	An account with an active systematic investment plan or LOI.

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or the SAI.

Front-end Sales Charge* Waivers on Class A Shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC Waivers on Class A Shares and Class C Shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

Appendix A-3

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets.

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets.

*Also referred to as an “initial sales charge.”

Merrill Lynch

Shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by or through a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).

•	Shares purchased through a Merrill Lynch affiliated investment advisory program.

•	Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•	Shares purchased by third party investment professionals on behalf of their advisory clients through Merrill Lynch’s platform.

•	Shares of funds purchased through the Merrill Edge Self-Directed platform.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.

•	Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Appendix A-4

CDSC Waivers on Class A Shares and Class C Shares available at Merrill Lynch

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•	Shares acquired through a right of reinstatement.

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

•	Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

Front-end Load Discounts on Class A Shares Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Morgan Stanley

Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•	Shares purchased through a Morgan Stanley self-directed brokerage account.

•	Class C (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Appendix A-5

Oppenheimer & Co. Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at OPCO

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by or through a 529 Plan.

•	Shares purchased through a OPCO affiliated investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased using the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•	A shareholder in the fund’s Class C shares will have their shares exchanged at net asset value into Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of OPCO.

•	Employees and registered representatives of OPCO or its affiliates and their family members.

•	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on Class A Shares and Class C Shares available at OPCO

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

•	Return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS guidance.

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.

•	Shares acquired through a right of reinstatement.

Front-end Sales Charge Discounts Available at OPCO: Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each such entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Appendix A-6

Front-end Sales Load Waivers on Class A Shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•	A shareholder in a fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A Shares and Class C Shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in this prospectus.

•	Return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts on Class A Shares Available at Raymond James: Breakpoints, and/or Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets.

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.

•	Shares purchased using the proceeds of redemptions from another Virtus fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

•	Shareholders in Class C Shares will have their shares exchanged at net asset value into Class A shares of the same fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Appendix A-7

•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on Class A Shares and Class C Shares available at Baird

•	Shares sold due to the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

•	Shares bought due to returns of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in this prospectus.

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

•	Shares acquired through a right of reinstatement.

Front-end Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus.

•	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Virtus fund assets held by accounts within the purchaser’s household at Baird. Eligible Virtus fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial professional about such assets.

•	Letters of intent (“LOI”) allow for breakpoint discounts based on anticipated purchases of Virtus funds through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at Stifel

•	Class C shares that have been held for more than seven (7) years will be exchanged for Class A shares of the same fund pursuant to Stifel’s policies and procedures without the imposition of a front-end sales load.

All other sales charge waivers and reductions described elsewhere in this prospectus or the SAI still apply.

Appendix A-8

EXHIBIT E: COMPARISON OF ORGANIZATIONAL DOCUMENTS

The following chart highlights material differences between the terms of the Agreement and Declaration of Trust and By-Laws of the Acquired Funds and the Agreement and Declaration of Trust and By-Laws of the Acquiring Funds.

Policy	Acquired Funds	Acquiring Funds

Shareholder Liability

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Agreement and Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the trust or a particular series shall look only to the assets of the trust or the assets of that particular series for payment under such credit, contract or claim; and no shareholders, whether past, present or future, shall be personally liable therefor. In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the trust, and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the trust to be held harmless from and indemnified against all loss and expense arising from such claim or demand.

Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.

Shareholders of the trust are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the state of Delaware. In addition, the trust’s Agreement and Declaration of Trust states that no shareholder shall be personally liable for the debts, liabilities, obligations or expenses incurred by, contracted for, or otherwise existing with respect to, the trust or by or on behalf of any series or class thereof.

If any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating to such person being or having been a shareholder, and not because of such person’s acts or omissions, the shareholder or former shareholder (or such person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular series of shares of which such person is or was a shareholder and from or in relation to which such liability arose.

Shareholder Voting Rights

The shareholders shall have power to vote only (i) for the election or removal of trustees, (ii) with respect to any investment adviser as applicable, (iii) with respect to any termination of the trust or any series, (iv) with respect to an amendment of the Agreement and Declaration of Trust, to the extent and as provided in the Agreement and Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders, and (vi) with respect to such additional matters relating to the trust as may be required by law, by the Agreement and each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote.

Notwithstanding any other provisions of the Agreement and Declaration of Trust, or any matter submitted to a vote of shareholders, all shares of the trust then entitled to vote shall be voted by individual series or class, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class, and (2) when the trustees have determined that the matter affects only the interests of one or more series or class, then only shareholders of such series or class shall be entitled to vote thereon. There shall be no cumulative voting in the election of trustees.

The shareholders shall have power to vote only (i) for the election or removal of trustees to the extent provided in the Declaration of Trust, and (ii) with respect to such additional matters relating to the trust as may be required by applicable law, the Agreement and Declaration of Trust, the By-Laws or any registration of the trust with the SEC or as the trustees may consider necessary or desirable.

Each shareholder shall be entitled to one vote for each dollar of net asset value (determined as of the applicable record date) of each share owned by such shareholder (number of shares owned times net asset value per share) on any matter on which such shareholder is entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

Notwithstanding any other provision of the Agreement and Declaration of Trust, on any matter submitted to a vote of the shareholders, all shares of the trust then entitled to vote shall be voted in aggregate, except (i) when required by the 1940 Act, shares shall be voted by individual series or class; and (ii) when the matter affects the interests of one or more series or class, only holders of shares of the one or more affected series or class shall be entitled to vote thereon. There shall be no cumulative voting in the election of trustees.

Exhibit E-1

Policy	Acquired Funds	Acquiring Funds

Shareholder Meetings

The Trust does not hold annual shareholder meetings.

Meetings of shareholders of the trust or any series or class may be called by the trustees and held from time to time for the purpose of taking action upon any matter requiring the vote or the authority of the shareholders of the trust or any series or class as provided in the Agreement and Declaration of Trust or upon any other matter deemed by the trustees to be necessary or desirable.

The Agreement and Declaration of Trust and By-Laws do not address annual shareholder meetings.

Meetings of the shareholders may be called at any time by the trustees or by the president for the purpose of taking action upon any matter requiring the vote or authority of the shareholders as provided in the By-Laws or provided in the Agreement and Declaration of Trust or upon any other matter as to which such vote or authority is deemed by the trustees or the president to be necessary or desirable.

Shareholder Quorum	30% of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then 30% of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class. Any lesser number, however, shall be sufficient for adjournments.	Except when a larger quorum is required by applicable law, by the By-Laws or by the Agreement and Declaration of Trust, (i) thirty-three and one-third percent (33 1∕3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting and (ii) when any one or more series or classes is to vote as a single class separate from any other shares, thirty-three and one-third percent (33 1∕3%) of the shares of each series or class entitled to vote shall constitute a quorum at a shareholders’ meeting of that series or class.

Shareholder Consent	Any action taken by shareholders may be taken without a meeting if a majority of shareholders entitled to vote on the matter (or such larger vote as shall be required by any provision of the Agreement and Declaration of Trust or the By-Laws) consent to the action in writing and such written consents are filed with the records of the meetings of shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of shareholders.	Any action that may be taken at any meeting of shareholders may be taken without a meeting and without prior notice if a consent in writing setting forth the action so taken is signed by shareholders having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all shareholders entitled to vote on that action were present and voted.

Notice to Shareholders of Record Date	Notice of any meeting of shareholders, stating the time and place of the meeting, shall be given or caused to be given to each shareholder by mailing such notice, postage prepaid, at least seven days before such meeting, at the shareholder's address as it appears on the records of the trust, or by facsimile or other electronic transmission, at least seven days before such meeting, to the telephone or facsimile number or e-mail or other electronic address most recently furnished to the trust (or its agent) by the shareholder. Whenever notice of a meeting is required to be given to a shareholder, a written waiver thereof, executed before or after the meeting by such shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.	Written notice of any meeting stating (a) the place, date, and hour of the meeting and (b) the purpose or purposes for which the meeting is called, shall be given to each shareholder entitled to vote at such meeting not less than ten days nor more than ninety days before the date of the meeting.

Shareholder Proxies	Shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.	At all meetings of the shareholders, every shareholder of record entitled to vote thereat shall be entitled to vote at such meeting either in person or by written proxy signed by the shareholder or by his duly authorized attorney in fact or other authorized agent. A shareholder may duly authorize such attorney in fact through written, electronic, telephonic, computerized, facsimile, telecommunication, or oral communication or by any other form of communication. Unless a proxy provides otherwise, such proxy is not valid more than eleven months after its date. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

Exhibit E-2

Policy	Acquired Funds	Acquiring Funds

Trustee Power to Amend Organizational Document	The trustees may, without shareholder vote, amend or otherwise supplement the Agreement and Declaration of Trust by making an amendment, a supplement to the Agreement and Declaration of Trust, or an amended and restated declaration of trust. Shareholders shall have the right to vote only (i) on any amendment or supplement that would affect their right to vote; (ii) on any amendment or supplement to the section regarding amendments to the Agreement and Declaration of Trust; (iii) on any amendment as may be required by law or by the trust’s registration statement filed with the SEC; and (v) on any amendment submitted to them by the trustees.	The trustees may, without the approval of shareholders, restate, amend or otherwise supplement the Agreement and Declaration of Trust. Shareholders shall have the right to vote (i) on any amendment to their right to indemnity as set forth in the Declaration of Trust, (ii) on any amendment to the limitation on personal liability as set forth in the Declaration of Trust, (iii) on any amendment that would affect their right to vote granted in the Declaration of Trust, (iv) on any amendment to the section regarding their right to vote on amendments to the Agreement and Declaration of Trust, (v) on any amendment that may be required to be approved by shareholders by applicable law or by the trust’s registration statement filed with the SEC, and (vi) on any amendment submitted to them by the trustees.

Termination of Trust	The trust may be terminated at any time by vote of at least 66-2/3% of the shares of each series of the trust entitled to vote, voting separately by series, or by the trustees by written notice to the shareholders. Any series of shares or class thereof may be terminated at any time by vote of at least 66-2/3% of the shares of such series or class entitled to vote or by the trustees by written notice to the shareholders of such series or class.	The trust may be terminated at any time by vote of shareholders holding at least a majority of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series may be terminated at any time by vote of shareholders holding at least a majority of the shares of such series entitled to vote or by the trustees by written notice to the shareholders of such series.

Merger or Consolidation	The trust or any series thereof may merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts, series, sub-trusts, partnerships, limited liability companies, associations or corporations. Unless otherwise required by applicable law, any such consolidation, merger or transfer may be authorized by vote of a majority of the trustees then in office without the approval of shareholders of the trust or relevant series.	The trustees may, without the approval of shareholders unless such approval is required by applicable law, in order to change the form or jurisdiction of organization of the Trust or for any other purpose, cause the trust or any series thereof to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the trustees to accomplish such merger or consolidation).

Vote Required for Election of Trustees	Except when a larger vote is required by any provisions of the Agreement and Declaration of Trust or the By-Laws, a plurality of the shares voted shall elect a trustee.	Except when a larger vote is required by any provision of the Agreement and Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a plurality of the shares voted shall elect a trustee.

Removal of Trustees	By vote of the shareholders holding not less than two-thirds of the outstanding shares entitled to vote, the shareholders may remove a trustee with or without cause. By vote of a majority of the trustees then in office, the trustees may remove a trustee.	Any trustee may be removed with or without cause at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the trust or by a vote of two-thirds of the number of trustees prior to such removal.

Exhibit E-3

Policy	Acquired Funds	Acquiring Funds

Trustee Committees	The Agreement and Declaration of Trust and By-Laws do not address trustee committees.	Trustees may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees which may exercise the powers and authority of the board of trustees to the extent that the board of trustees determine.

Trustee Liability

The trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or administrator, principal underwriter or custodian, nor shall any trustee be responsible for the act or omission of any other trustee, but nothing herein contained shall protect any trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the trust or the trustees or any of them in connection with the trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as trustees or trustee, and such trustees or trustee shall not be personally liable thereon.

A trustee, when acting in such capacity, shall not be personally liable to any person, other than the trust or a shareholder to the extent provided below, for any act, omission or obligation of the trust, of such trustee or of any other trustee. The trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of the trust.

A trustee shall be liable to the trust and to any shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The trustees may take advice of counsel or other experts with respect to the meaning and operation of the Agreement and Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

Trustee Indemnification

Every person who is, or has been, a trustee of the trust is indemnified by the trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a trustee and against amounts paid or incurred by him in settlement thereof.

However, no indemnification is provided to a trustee: (a) against any liability to the trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; or (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the trust; (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in (a) or (b)) and resulting in a payment by a trustee, unless there has been either a determination that such trustee did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (i) by a vote of a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter); or (ii) by written opinion of independent legal counsel.

The trust shall indemnify each person who is, or has been, a trustee of the trust and any Person who is serving or has served at the trust’s request as a director, officer, trustee, or employee of another organization in which the trust has any interest as a shareholder, creditor or otherwise, to the extent and in the manner provided in the By-Laws.

Exhibit E-4

Policy	Acquired Funds	Acquiring Funds

Dividends

The trustees may each year, or more frequently if they so determine, distribute to the shareholders of each series out of the assets of such series such amounts as the trustees may determine. Except as otherwise, all dividends and distributions on shares of a particular series shall be distributed pro rata to the holders of that series in proportion to the number of shares of that series held by such holders and recorded on the books of the trust.

The manner of determining net income, income, asset values, capital gains, expenses, liabilities and reserves of any series or class may from time to time be altered as necessary or desirable in the judgment of the trustees to conform such manner of determination to any other method prescribed or permitted by applicable law. Net income shall be determined by the trustees or by such person as they may authorize at the times and in the manner provided in the By-Laws.

Dividends and distributions on shares of a particular series or any class thereof may be paid with such frequency as the trustees in their sole discretion may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the trustees in their sole discretion may determine, to the holders of shares of that series or class, from such of the income and capital gains, accrued or realized, from the assets belonging to that series, or in the case of a class, belonging to that series and allocable to that class, as the trustees in their sole discretion may determine, after providing for actual and accrued liabilities belonging to that series or class.

All dividends and distributions on shares of a particular series or class thereof shall be distributed pro rata to the holders of shares of that series or class in proportion to the number of shares of that series or class held by such holders at the date and time of record established for the payment of such dividends or distributions, except that in connection with any dividend or distribution program or procedure and when consistent with applicable law, the trustees in their sole discretion may determine that no dividend or distribution shall be payable on shares as to which the shareholder’s purchase order and/or payment have not been received by the time or times established by the trustees under such program or procedure. Such dividends and distributions may be made in cash or shares of that series or class or a combination thereof as determined by the trustees in their sole discretion or pursuant to any program that the trustees may have in effect at the time for the election by each shareholder of the mode of the making of such dividend or distribution to that shareholder.

The trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the shareholders.

Capitalization	The shares of the trust shall be issued in one or more series as the trustees may, without shareholder approval, authorize. Each series shall be preferred over all other series in respect of assets specifically allocated to that series within the meaning of the 1940 act and shall represent a separate investment portfolio of the trust. The beneficial interest in each series shall at all times be divided into an unlimited number of shares, par value $0.001 per share, each of which shall represent an equal proportionate interest in the series with each other share of the same series, none having priority or preference over another. The trustees may, without shareholder approval, divide the shares of any series into two or more classes, shares of each such class having such preferences and special or relative rights and privileges (including conversion rights, if any) as the trustees may determine.	Subject to the provisions of the Declaration of Trust and the 1940 Act, the trustees shall have full power and authority, in their sole discretion, and without obtaining the approval of the shareholders of any series or class thereof, (i) to divide the beneficial interest in the trust or in each series or class thereof into shares, with or without par value as the trustees shall determine, and (ii) to issue shares without limitation as to number (including fractional shares), to such persons and for such amount and type of consideration, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate.

Exhibit E-5

Policy	Acquired Funds	Acquiring Funds

Number of Trustees and Vacancies	The Trustees may fix the number of Trustees, fill vacancies in the Trustees, including vacancies arising from an increase in the number of Trustees, or remove Trustees with or without cause. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose and to the extent required by applicable law.

The number of trustees shall be set by resolution of the trustees. Each trustee shall serve during the term of the trust until she or he dies, resigns, is declared incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of her or his successor.

Any vacancy or anticipated vacancy resulting from any reason, including without limitation the death, resignation, retirement, removal or incapacity of any of the trustees, or resulting from an increase in the number of trustees by the other Trustees may (but so long as there are at least two remaining trustees, need not unless required by the 1940 Act) be filled by a majority of the remaining trustees, subject to the provisions of Section 16(a) of the 1940 Act, through the appointment in writing of such other person as such remaining trustees in their discretion shall determine and such appointment shall be effective upon the written acceptance of the person named therein to serve as a trustee and agreement by such person to be bound by the provisions of the Amended and Restated Agreement and Declaration of Trust, except to the extent that such appointment or such acceptance provides that it shall be effective at a later date or upon the occurrence of a later event.

Independent Chair of the Board	The Agreement and Declaration of Trust and By-Laws do not require an independent chair of the board of trustees.	The Agreement and Declaration of Trust and By-Laws do not require an independent chair of the board of trustees.

Inspection of Books and Records	The original or a copy of this instrument and of each amendment hereto shall be kept at the office of the trust where it may be inspected by any shareholder.	The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the trust where it may be inspected by any shareholder at all reasonable times during office hours.

Involuntary Redemption of Accounts

The Trust shall have the right at its option and at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series or class having an aggregate net asset value of less than an amount determined from time to time by the trustees; (ii) to the extent that such shareholder owns shares equal to or in excess of a percentage determined from time to time by the trustees of the outstanding shares of the trust or of any series or class; (iii) if the trustees determine that such shareholder is engaging in conduct that is harmful to the trust or any series or class; or (iv) if the trustees otherwise determine such redemption to be necessary or appropriate.

Subject to the requirements of the 1940 Act, the board of trustees may cause the trust to redeem, at the price and in the manner provided in the Agreement and Declaration of Trust, shares of any series or class held by any person (i) if such person is no longer qualified to hold such shares in accordance with such qualifications as may be established by the trustees, (ii) if the net asset value of such shares is below the minimum investment amount determined by the trustees or (iii) if otherwise deemed by the trustees to be in the best interest of the trust or any series (or class) thereof.

Exhibit E-6

Policy	Acquired Funds	Acquiring Funds

Forum Selection	The Agreement and Declaration of Trust and By-Laws do not address forum selection.	The Agreement and Declaration of Trust further provides that unless the Trust consents in writing to the selection of an alternative forum, any suit, action or proceeding brought by or in the right of any shareholder or any person claiming any interest in any shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, the Agreement and Declaration of Trust or the Trust, any Fund or class or any shares, shall be brought exclusively in a federal or state court located within the State of Delaware, and all shareholders and other such persons, in dealing with the Trust, shall be (i) deemed to have notice of and consented to such forums and (ii) deemed to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described herein. This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the Agreement and Declaration of Trust to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Exhibit E-7

EXHIBIT F: PRINCIPAL HOLDERS

To the knowledge of the Acquired Funds, the following are the only persons who owned of record or beneficially 5% or more of the outstanding shares of each Acquired Fund, as of December 20, 2021.

Fund Name and Share Class	Shareholder Name and Address	Percentage
Stone Harbor Emerging Markets Debt Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	25.51%
Stone Harbor Emerging Markets Debt Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	13.89%
Stone Harbor Emerging Markets Debt Fund Institutional	ERNST & YOUNG 4 CHASE METROTECH CTR BROOKLYN, NY 11245	11.38%
Stone Harbor Emerging Markets Debt Fund Institutional	MELLON BANK (MELLON TRUST OF NEW EN 525 WILLIAM PENN PL PITTSBURGH, PA 15219	25.04%
Stone Harbor Emerging Markets Debt Fund Institutional	SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DR OAKS, PA 19456	7.38%
Stone Harbor Emerging Markets Debt Fund Institutional	US BANK N.A. 1555 N RIVERCENTER DR STE 302 MILWAUKEE, WI 53212	5.08%
Stone Harbor Emerging Markets Debt Fund Institutional	MSCS FINANCIAL SERVICES, LLC 717 17TH ST STE 1300 DENVER, CO 80203	9.19%
Stone Harbor High Yield Bond Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	5.02%
Stone Harbor High Yield Bond Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	94.94%
Stone Harbor Local Markets Fund Institutional	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	5.64%
Stone Harbor Local Markets Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	58.20%
Stone Harbor Local Markets Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	36.15%
Stone Harbor Emerging Markets Corporate Debt Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	100.00%
Stone Harbor Strategic Income Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	6.60%
Stone Harbor Strategic Income Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	19.50%
Stone Harbor Strategic Income Fund Institutional	US BANK N.A. 1555 N RIVERCENTER DR STE 302 MILWAUKEE, WI 53212	73.90%
Stone Harbor Emerging Markets Debt Allocation Fund Institutional	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	44.30%
Stone Harbor Emerging Markets Debt Allocation Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	10.13%
Stone Harbor Emerging Markets Debt Allocation Fund Institutional	MSCS FINANCIAL SERVICES, LLC 717 17TH ST STE 1300 DENVER, CO 80203	43.02%

Exhibit F-1

EXHIBIT G: FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUNDS

The “Financial Highlights” tables below are intended to help you understand each Acquired Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Acquired Fund share. “Total Return” in the table represents the rate at which an investor would have made or lost money in an investment in the Acquired Fund (assuming the reinvestment of all distributions). The financial highlights for each of the Acquired Funds for the periods ended May 31, 2021 have been audited by the Acquired Funds’ independent registered public accounting firm, Deloitte & Touche LLP, whose report, along with such Funds’ financial statements, is included in the Acquired Funds’ annual reports to shareholders, which are available on request, or online at www.shiplp.com.

Stone Harbor Emerging Markets Debt Fund	Financial Highlights
For a share outstanding through the periods presented.

	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
Institutional Class	May 31, 2021		May 31, 2020		May 31, 2019		May 31, 2018		May 31, 2017
Net asset value beginning of year	$8.92		$9.73		$9.99		$10.60		$10.07
Income/(loss) from investment operations:
Net investment income(1)	0.51		0.47		0.56		0.58		0.56
Net realized and unrealized gain/(loss) on investments	0.85		(0.74)		(0.21)		(0.56)		0.59
Total income/(loss) from investment operations	1.36		(0.27)		0.35		0.02		1.15
Less distributions to shareholders:
From net investment income	(0.46)		(0.54)		(0.61)		(0.63)		(0.62)
Total distributions	(0.46)		(0.54)		(0.61)		(0.63)		(0.62)
Net Increase/(Decrease) in Net Asset Value	0.90		(0.81)		(0.26)		(0.61)		0.53
Net asset value end of year	$9.82		$8.92		$9.73		$9.99		$10.60

Total Return	15.31%		(3.02)%		3.82%		0.08%		11.70%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,397		$1,095		$1,213		$1,207		$1,442
Ratio of expenses to average net assets without fees waived by investment adviser and expenses reimbursed by investment adviser	0.73%		0.72%		0.71%		0.71%		0.69%
Ratio of expenses to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	0.73	%(2)	0.72	%(2)	0.71	%(2)	0.71	%(2)	0.69%
Ratio of net investment income to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	5.18%		4.89%		5.81%		5.53%		5.37%
Portfolio turnover rate	106%		118%		104%		108%		114%

(1)  Calculated using average shares throughout the period.

(2)  Includes borrowing costs of 0.01% to average net assets.

Exhibit G-1

Stone Harbor High Yield Bond Fund	Financial Highlights
For a share outstanding through the periods presented.

	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
Institutional Class	May 31, 2021		May 31, 2020		May 31, 2019		May 31, 2018		May 31, 2017
Net asset value beginning of year	$7.53		$7.88		$7.91		$8.31		$7.91
Income from investment operations:
Net investment income(1)	0.38		0.42		0.43		0.43		0.46
Net realized and unrealized gain/(loss) on investments	0.60		(0.34)		(0.02)		(0.36)		0.39
Total income from investment operations	0.98		0.08		0.41		0.07		0.85

Less distributions to shareholders:
From net investment income	(0.37)		(0.43)		(0.44)		(0.47)		(0.45)
Total distributions	(0.37)		(0.43)		(0.44)		(0.47)		(0.45)
Net Increase/(Decrease) in Net Asset Value	0.61		(0.35)		(0.03)		(0.40)		0.40
Net asset value end of year	$8.14		$7.53		$7.88		$7.91		$8.31

Total Return(2)	13.19%		0.96%		5.36%		0.87%		10.97%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$98		$65		$89		$103		$160
Ratio of expenses to average net assets without fees waived by investment adviser and expenses reimbursed by investment adviser	0.88%		0.88%		0.84%		0.77%		0.67%
Ratio of expenses to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	0.66	%(3)	0.66	%(3)	0.66	%(3)	0.66	%(3)	0.65%
Ratio of net investment income to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	4.76%		5.36%		5.51%		5.25%		5.63%
Portfolio turnover rate	94%		57%		54%		58%		70%

(1)	Calculated using average shares throughout the period.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(3)	Includes borrowing costs of 0.01% to average net assets.

Exhibit G-2

Stone Harbor Local Markets Fund	Financial Highlights
For a share outstanding through the periods presented.

	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
Institutional Class	May 31, 2021		May 31, 2020		May 31, 2019		May 31, 2018		May 31, 2017
Net asset value beginning of year	$8.34		$8.30		$8.64		$8.76		$7.78
Income/(loss) from investment operations:
Net investment income(1)	0.40		0.47		0.51		0.56		0.56
Net realized and unrealized gain/(loss) on investments	0.29		(0.42)		(0.74)		(0.59)		0.42
Total income/(loss) from investment operations	0.69		0.05		(0.23)		(0.03)		0.98

Less distributions to shareholders:
From net investment income			(0.01)		(0.11)		(0.09)
Total distributions			(0.01)		(0.11)		(0.09)
Net Increase/(Decrease) in Net Asset Value	0.69		0.04		(0.34)		(0.12)		0.98
Net asset value end of year	$9.03		$8.34		$8.30		$8.64		$8.76

Total Return	8.27	%(2)	0.59%		(2.60)%		(0.33)%		12.60%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$161		$330		$720		$1,048		$991
Ratio of expenses to average net assets without fees waived by investment adviser and expenses reimbursed by investment adviser	1.04%		0.96%		0.90%		0.90%		0.89%
Ratio of expenses to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	1.01	%(3)	0.96	%(3)	0.90	%(3)	0.90	%(3)	0.89%
Ratio of net investment income to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	4.60%		5.53%		6.28%		6.13%		6.76%
Portfolio turnover rate	95%		103%		101%		119%		125%

(1)	Calculated using average shares throughout the period.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(3)	Includes borrowing costs of 0.01% to average net assets.

Exhibit G-3

Stone Harbor Emerging Markets Corporate Debt Fund	Financial Highlights
For a share outstanding through the periods presented.

	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
Institutional Class	May 31, 2021		May 31, 2020		May 31, 2019		May 31, 2018		May 31, 2017
Net asset value beginning of year	$8.17		$8.82		$8.80		$9.14		$8.82
Income/(loss) from investment operations:
Net investment income(1)	0.45		0.42		0.45		0.44		0.41
Net realized and unrealized gain/(loss) on investments	1.10		(0.64)		0.03		(0.36)		0.32
Total income/(loss) from investment operations	1.55		(0.22)		0.48		0.08		0.73

Less distributions to shareholders:
From net investment income	(0.47)		(0.43)		(0.46)		(0.42)		(0.41)
Total distributions	(0.47)		(0.43)		(0.46)		(0.42)		(0.41)
Net Increase/(Decrease) in Net Asset Value	1.08		(0.65)		0.02		(0.34)		0.32
Net asset value end of year	$9.25		$8.17		$8.82		$8.80		$9.14

Total Return(2)	19.25%		(2.71)%		5.71%		0.80%		8.43%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7		$6		$13		$12		$13
Ratio of expenses to average net assets without fees waived by investment adviser and expenses reimbursed by investment adviser	3.46%		1.95%		2.15%		2.19%		1.91%
Ratio of expenses to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	1.01	%(3)	1.01	%(3)	1.01	%(3)	1.01	%(3)	1.00%
Ratio of net investment income to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	4.99%		4.68%		5.21%		4.76%		4.49%
Portfolio turnover rate	55%		168%		63%		115%		72%

(1)	Calculated using average shares throughout the period.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(3)	Includes borrowing costs of 0.01% to average net assets.

Exhibit G-4

Stone Harbor Strategic Income Fund	Financial Highlights

For a share outstanding through the periods presented.

	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
Institutional Class	May 31, 2021		May 31, 2020		May 31, 2019		May 31, 2018		May 31, 2017
Net asset value beginning of year	$9.13		$9.58		$9.64		$9.90		$9.57
Income/(loss) from investment operations:
Net investment income(1)	0.37		0.38		0.37		0.40		0.38
Net realized and unrealized gain/(loss) on investments	0.54		(0.54)		(0.04)		(0.34)		0.31
Total income/(loss) from investment operations	0.91		(0.16)		0.33		0.06		0.69

Less distributions to shareholders:
From net investment income	(0.40)		(0.29)		(0.39)		(0.32)		(0.36)
Total distributions	(0.40)		(0.29)		(0.39)		(0.32)		(0.36)
Net Increase/(Decrease) in Net Asset Value	0.51		(0.45)		(0.06)		(0.26)		0.33
Net asset value end of year	$9.64		$9.13		$9.58		$9.64		$9.90

Total Return(2)	10.05%		(1.75)%		3.58%		0.60%		7.34%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32		$31		$32		$33		$37
Ratio of expenses to average net assets without fees waived by investment adviser and expenses reimbursed by investment adviser	1.13	%(3)	1.12	%(3)	1.09	%(3)	1.01	%(3)	0.94	%(3)
Ratio of expenses to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	0.07	%(3)	0.08	%(3)	0.06	%(3)	0.07	%(3)	0.11	%(3)
Ratio of net investment income to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	3.84	%(3)	3.99	%(3)	3.94	%(3)	4.03	%(3)	3.89	%(3)
Portfolio turnover rate	13%		7%		8%		29%		20%

(1)	Calculated using average shares throughout the period.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

(3)	Ratio does not include expenses of the mutual funds held in the investment portfolio.

Exhibit G-5

Stone Harbor Emerging Markets Debt Allocation Fund Financial Highlights	Financial Highlights

For a share outstanding through the periods presented.

Institutional Class	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	May 31, 2021		May 31, 2020		May 31, 2019		May 31, 2018		May 31, 2017
Net asset value beginning of year	$8.61		$8.95		$9.25		$9.55		$8.90
Income/(loss) from investment operations: Net investment income(1)	0.20		0.27		0.33		0.31		0.25
Net realized and unrealized gain/(loss) on investments	0.86		(0.36)		(0.33)		(0.28)		0.74
Total income/(loss) from investment operations	1.06		(0.09)				0.03		0.99

Less distributions to shareholders: From net investment income	(0.35)		(0.25)		(0.30)		(0.33)		(0.34)
Total distributions	(0.35)		(0.25)		(0.30)		(0.33)		(0.34)
Net Increase/(Decrease) in Net Asset Value	0.71		(0.34)		(0.30)		(0.30)		0.65
Net asset value end of year	$9.32		$8.61		$8.95		$9.25		$9.55

Total Return(2)		%	(1.21)%		0.20%		0.21%		11.51%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19		$31		$28		$28		$28
Ratio of expenses to average net assets without fees waived by investment adviser and expenses reimbursed by investment adviser	1.32	%(3)	1.22	%(3)	1.21	%(3)	1.19	%(3)	0.98	%(3)
Ratio of expenses to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	0.02	%(3)	0.03	%(3)	0.05	%(3)	0.05	%(3)	0.05	%(3)
Ratio of net investment income to average net assets with fees waived by investment adviser and expenses reimbursed by investment adviser	2.13	%(3)	2.98	%(3)	3.70	%(3)	3.21	%(3)	2.72	%(3)
Portfolio turnover rate	29%		21%		38%		33%		24%

(1)	Calculated using average shares throughout the period.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(3)	Ratio does not include expenses of the mutual funds held in the investment portfolio.

Exhibit G-6

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2021

Acquisition of the property and assets and assumption of liabilities of

Stone Harbor Emerging Markets Corporate Debt Fund

Stone Harbor Emerging Markets Debt Allocation Fund

Stone Harbor Emerging Markets Debt Fund

Stone Harbor High Yield Bond Fund

Stone Harbor Local Markets Fund

Stone Harbor Strategic Income Fund

Each a series of STONE HARBOR INVESTMENT FUNDS

31 West 52nd Street

New York, New York 10019

1-866-699-8125

In exchange for shares of the corresponding shares of

Virtus Stone Harbor Emerging Markets Corporate Debt Fund

Virtus Stone Harbor Emerging Markets Debt Allocation Fund

Virtus Stone Harbor Emerging Markets Debt Fund

Virtus Stone Harbor High Yield Bond Fund

Virtus Stone Harbor Local Markets Fund

Virtus Stone Harbor Strategic Income Fund

Each a series of VIRTUS OPPORTUNITIES TRUST

c/o VP Distributers, LLC 101 Munson Street

Greenfield, MA 01301

1-800-243-1574

This Statement of Additional Information (“SAI”), dated December 30, 2021 is not a prospectus. A combined prospectus/proxy statement dated December 30, 2021 related to the above-referenced matter (a “Prospectus /Proxy Statement”) may be obtained from Virtus Opportunities Trust on behalf of each of the series of Virtus Opportunities Trust listed above (each a “Fund” and collectively, the “Funds”), by writing or calling Virtus Opportunities Trust at the address and telephone number shown above.

Table of Contents

OVERVIEW OF THE TRANSACTION

Virtus Opportunities Trust (the “Trust”) was organized as a Delaware statutory trust and its operations are governed by its Agreement and Declaration of Trust dated December 18, 1995. The Trust is an open-end management investment company. This SAI relates to the shares of six of the Funds and their respective classes. These Funds have been newly formed for the purposes of completing the reorganizations (“Reorganizations”) with the six corresponding series of Stone Harbor Investment Funds, a registered investment company (each such series, a “Predecessor Fund”).

The Funds, which have no assets or liabilities, will commence operations upon the completion of the Reorganizations.

Upon completion of the Reorganizations, the Class A and Class I Shares of the Funds, as applicable, will assume the performance, financial and other historical information of the Distributor Class and the Institutional Class Shares of the Predecessor Funds, respectively. Information presented for periods prior to the date of this SAI reflects, where applicable, the historical information of the Predecessor Funds. Information presented for the Funds is presented as though the conditions and arrangements anticipated to be in place upon the completion of the Reorganizations are already in place, although many of them will not be in place until closer to the date of the Reorganizations.

Much of the information contained in this SAI expands on subjects discussed in the Prospectus/Proxy Statement.

Capitalized terms not defined herein are used as defined in the Prospectus/Proxy Statement. No investment in shares of a Fund should be made without first reading the Prospectus/Proxy Statement.

DOCUMENTS INCORPORATED BY REFERENCE

The following documents are incorporated by referenced into this SAI:

•	The Statement of Additional Information of the Predecessor Funds, dated September 30, 2021 (File No. 811-22037; SEC Accession No. 0001398344-21-019268), as supplemented through the date of the Prospectus/Proxy Statement. Additional copies of the foregoing Statement of Additional Information of the Predecessor Funds may be obtained by writing or calling Stone Harbor Investment Funds at the address and telephone number shown above.

•	The Annual Report of the Predecessor Funds, dated May 31, 2021 (File No. 811-22037; SEC Accession No. 0001398344-21-015692).

PRO FORMA FINANCIAL INFORMATION

This Statement of Additional Information does not contain financial statements or pro forma financial statements for the Funds because the Funds will not commence operations until the consummation of the Reorganizations, at which time each Fund will assume the performance, financial and other historical information of its corresponding Predecessor Fund. In each Reorganization, the applicable Predecessor Fund will be the accounting survivor.

GLOSSARY

1933 Act	The Securities Act of 1933, as amended
1940 Act	The Investment Company Act of 1940, as amended
ACH	Automated Clearing House, a nationwide electronic money transfer system that provides for the inter-bank clearing of credit and debit transactions and for the exchange of information among participating financial institutions
Administrator	The Trust’s administrative agent, Virtus Fund Services, LLC
ADRs	American Depositary Receipts
ADSs	American Depositary Shares
Adviser	The investment adviser to the Funds, Virtus Alternative Investment Advisers,Inc.
BNY Mellon	BNY Mellon Investment Servicing (US) Inc., the sub-administrative and accounting agent and sub-transfer agent for the Funds
Board	The Board of Trustees of Virtus Opportunities Trust (also referred to herein as the “Trustees”)
CCO	Chief Compliance Officer

CDRs	Continental Depositary Receipts (another name for EDRs)
CDSC	Contingent Deferred Sales Charge
CEA	Commodity Exchange Act, which is the U.S. law governing trading in commodity futures
CFTC	Commodity Futures Trading Commission, which is the U.S. regulator governing trading in commodity futures
Code	The Internal Revenue Code of 1986, as amended, which is the law governing U.S. federal taxes
Custodian	The custodian of the Funds’ assets, The Bank of New York Mellon
Distributor	The principal underwriter of shares of the Funds, VP Distributors, LLC
EDRs	European Depositary Receipts (another name for CDRs)
ETFs	Exchange-traded Funds
ETNs	Exchange-traded Notes
FHFA	Federal Housing Finance Agency, an independent Federal agency that regulates FNMA, FHLMC and the twelve Federal Home Loan Banks
FHLMC	Federal Home Loan Mortgage Corporation, also known as “Freddie Mac”, which is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders
FINRA	Financial Industry Regulatory Authority, a self-regulatory organization with authority over registered broker-dealers operating in the United States, including VP Distributors
Fitch	Fitch Ratings,Inc.
FNMA	Federal National Mortgage Association, also known as “Fannie Mae”, which is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development
Funds	The series of the Trust discussed in this SAI
GDRs	Global Depositary Receipts
GICs	Guaranteed Investment Contracts
GNMA	Government National Mortgage Association, also known as “Ginnie Mae”, which is a wholly-owned United States Government corporation within the Department of Housing and Urban Development
IMF	International Monetary Fund, an international organization seeking to promote international economic cooperation, international trade, employment and exchange rate stability, among other things
Independent Trustees	Those members of the Board who are not “interested persons” as defined by the 1940 Act
IRA	Individual Retirement Account
IRS	The United States Internal Revenue Service, which is the arm of the U.S. government that administers and enforces the Code
LIBOR	London Interbank Offering Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market
Moody’s	Moody’s Investors Service,Inc.
NAV	Net Asset Value, which is the per-share price of a Fund
NYSE	New York Stock Exchange
OCC	Options Clearing Corporation, a large equity derivatives clearing corporation
PERLS	Principal Exchange Rate Linked Securities
PNX	Phoenix Life Insurance Company, which is the former parent company of Virtus Investment Partners,Inc., and certain of its corporate affiliates
Predecessor Funds	Series of the Stone Harbor Investment Funds that are expected to be reorganized with and into the Funds
Prospectuses	The prospectuses for the Funds, as amended from time to time
PricewaterhouseCoopers	PwC, the independent registered public accounting firm for the Trust

Regulations	The Treasury Regulations promulgated under the Code
RIC	Regulated Investment Company, a designation under the Code indicating a U.S.-registered investment company meeting the specifications under the Code allowing the investment company to be exempt from paying U.S. federal income taxes
S&P	Standard& Poor’s Corporation
S&P 500® Index	The Standard& Poor’s 500® Index, which is a free-float market capitalization-weighted index of 500 of the largest U.S. companies, calculated on a total return basis with dividends reinvested
SAI	Statement of Additional Information, such as this document, which is a part of a mutual fund registration statement
SEC	U.S. Securities and Exchange Commission
SIFMA	Securities Industry and Financial Markets Association (formerly, the Bond Market Association), a financial industry trade group consisting of broker-dealers and asset managers across the United States
SMBS	Stripped Mortgage-backed Securities
Stone Harbor	Stone Harbor Investment Partners LP, subadviser to the Virtus Stone Harbor Emerging Markets Corporate Debt Fund, Virtus Stone Harbor Emerging Markets Debt Fund, Virtus Stone Harbor Emerging Markets Debt Allocation Fund, Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Local Markets Fund and Virtus Stone Harbor Strategic Income Fund and previously investment adviser to the Predecessor Funds
Stone Harbor EM Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
Stone Harbor EM Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
Stone Harbor EM Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
Stone Harbor High Yield Fund	Virtus Stone Harbor High Yield Bond Fund
Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund
Transfer Agent	The Trust’s transfer agent, Virtus Fund Services, LLC
Trust	Virtus Opportunities Trust
VAIA	Virtus Alternative Investment Advisers,Inc., the Adviser to the Funds
VFS	Virtus Fund Services, LLC, the Administrator and Transfer Agent of the Trust
Virtus	Virtus Investment Partners,Inc., which is the parent company of the Adviser, the Distributor, the Administrator/Transfer Agent and Virtus Partners,Inc.
Virtus Funds	The family of funds overseen by the Board, consisting of the Funds, other series in the Trust, The Merger Fund®, The Merger Fund® VL, the series of Virtus Alternative Solutions Trust, the series of Virtus Asset Trust, the series of Virtus Equity Trust, the series of Virtus Event Opportunities Trust, the series of Virtus Investment Trust, the series of Virtus Retirement Trust, the series of Virtus Strategy Trust, and the series of Virtus Variable Insurance Trust
Virtus Mutual Funds	The family of funds consisting of the Funds, other series in the Trust, The Merger Fund®, the series of Virtus Event Opportunities Trust, the series of Virtus Alternative Solutions Trust, the series of Virtus Asset Trust, the series of Virtus Equity Trust, the series of Virtus Investment Trust and the series of Virtus Strategy Trust
VP Distributors	VP Distributors, LLC, the Trust’s Distributor
VVIT	Virtus Variable Insurance Trust, a separate trust consisting of several series advised by Virtus Investment Advisers,Inc., an affiliate of the Adviser, and distributed by VP Distributors
World Bank	International Bank for Reconstruction and Development, an international financial institution that provides loans to developing countries for capital programs

GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company organized as a Delaware statutory trust December 18, 1995. Prior to January 27, 2006, the Trust was named “Phoenix-Seneca Funds.” From January 27, 2006 to October 20, 2008, the Trust was named “Phoenix Opportunities Trust.”

Before each Fund identified below commenced operations, all of the property, assets and liabilities of the corresponding Predecessor Fund identified below were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “Reorganization”) between the Trust on behalf of the Funds and, Stone Harbor Investment Funds, on behalf of the Predecessor Funds. As a result of each Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial and performance information prior to the Reorganizations included in each Fund’s prospectuses and this SAI is that of the Predecessor Funds.

Predecessor Fund	Fund
Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
Stone Harbor High Yield Bond Fund	Virtus Stone Harbor High Yield Bond Fund
Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund

The Trust’s Prospectuses describe the investment objectives of the Funds and the strategies that each Fund will employ in seeking to achieve its investment objective. The respective investment objectives and principal investment strategies for each Fund are non-fundamental policies of the Funds and may be changed without shareholder approval upon 60 days notice. The following discussion supplements the disclosure in the Prospectuses.

Fund	Investment Objective
Stone Harbor EM Corporate Debt Fund	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor EM Debt Fund	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor EM Debt Allocation Fund	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor High Yield Fund	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Local Markets Fund	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Stone Harbor Strategic Income Fund	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.

Capital Stock and Organization of the Trust

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different series called Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Trust does not hold regular meetings of shareholders of the Funds. The Board will call a meeting of shareholders of a Fund when at least 10% of the outstanding shares of that Fund entitled to vote on the matter so request in writing. If the Board fails to call a meeting after being so notified, the shareholders may call the meeting. The Board will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

Shares are fully paid, nonassessable and redeemable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Board as it determines to be fair and equitable. The Trust is not bound to recognize any transfer of shares of a Fund or class until the transfer is recorded on the Trust’s books pursuant to policies and procedures of the Transfer Agent.

As a Delaware statutory trust, the Trust’s operations are governed by its Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, as amended. A copy of the Trust’s Certificate of Trust, as amended (the “Agreement and Declaration of Trust”), is on file with the Office of the Secretary of State of the State of Delaware, and a copy of the Trust’s Agreement and Declaration of Trust has been filed with the SEC as an exhibit to the Trust’s registration statement. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Agreement and Declaration of Trust, as it may be amended from time to time. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “Delaware Act”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust’s Agreement and Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Agreement and Declaration of Trust is to be governed by, and construed and enforced in accordance with, Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Agreement and Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

The Agreement and Declaration of Trust further provides that unless the Trust consents in writing to the selection of an alternative forum, any suit, action or proceeding brought by or in the right of any shareholder or any person claiming any interest in any shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, the Agreement and Declaration of Trust or the Trust, any Fund or class or any shares, shall be brought exclusively in a federal or state court located within the State of Delaware, and all shareholders and other such persons, in dealing with the Trust, shall be (i) deemed to have notice of and consented to such forums and (ii) deemed to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described herein. This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the Agreement and Declaration of Trust to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

The Agreement and Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Agreement and Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Under the Agreement and Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Agreement and Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each dollar of NAV (number of shares held times the NAV of the applicable class of the applicable Fund).

Pursuant to the Agreement and Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing Funds. Pursuant to the Agreement and Declaration of Trust, the Trustees may establish and issue multiple classes of shares for each Fund.

Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, principal investment strategies, and policies and restrictions as the Fund. As of the date of this SAI, the Trustees do not have any plan to authorize any Fund to so invest its assets.

Diversification of Funds

The Stone Harbor EM Debt Fund and the Stone Harbor Local Markets Fund are non-diversified under the 1940 Act. However, each Fund intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Code. (For information regarding qualification under the Code, see “Dividends, Distributions and Taxes” in this SAI.)

Fund Names and Investment Policies

Each of the Funds noted below has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

Each of the Funds listed below has a policy that states at least 80% of its assets will be invested in investments of the type suggested by its name.

Stone Harbor EM Corporate Debt Fund	Stone Harbor EM Debt Fund
Stone Harbor EM Debt Allocation Fund	Stone Harbor High Yield Fund
Stone Harbor Local Markets Fund

Portfolio Turnover

The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund’s securities (excluding all securities, including options, with maturities at the time of acquisition of one year or less). All long-term securities, including long-term U.S. Government securities, are included.

A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and also may be affected by cash requirements for redemptions of each Fund’s shares by requirements that enable the Trust to receive certain favorable tax treatments. The portfolio turnover rate for each Predecessor Fund is set forth in the corresponding Fund’s summary prospectus and under “Financial Highlights” in the statutory prospectus.

For Stone Harbor Emerging Markets Corporate Debt Fund and Stone Harbor High Yield Bond Fund, portfolio turnover in the fiscal year ended May 31, 2021, decreased from the prior year turnover of 168% to 55% and from 94% to 57%, respectively, as the market dislocation and impact to investment opportunities triggered by the COVID-19 pandemic in the preceding fiscal year was followed by relative normalization during the fiscal year ended May 31, 2021.

Disclosure of Portfolio Holdings

The Trustees of the Trust have adopted a policy with respect to the protection of certain non-public information which governs disclosure of the Funds’ portfolio holdings. This policy provides that the Funds’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public.

Divulging Fund portfolio holdings to selected third parties is permissible only when the affected party has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality.

Public Disclosures

In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-PORT, which is filed with the SEC within 60 days of quarter end. The Funds’ shareholder reports are available on Virtus’ Web site at virtus.com. Certain Funds also make publicly available on Virtus’ Web site a full listing of portfolio holdings as of the end of each month with a 15- or 30-day delay, while other of the Funds make such full listings available as of the end of each quarter with a 15-, 30-, 45- or 60-day delay. Portfolio holdings may be released sooner at the Administrator’s discretion. This information will be available on the Web site until full portfolio holdings information becomes publicly available as described above. Certain of the Funds also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.

Other Disclosures

The Trust and/or the Administrator may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policy provides that non-public disclosures of a Fund’s portfolio holdings may only be made if (i) the Fund has a legitimate business purpose for making such disclosure and (ii) the party receiving the non-public information is subject to a duty of confidentiality. Federal law also prohibits recipients of non-public portfolio holdings information from trading on such information. The Administrator will consider any actual or potential conflicts of interest between Virtus and the Funds’ shareholders and will act in the best interest of the Funds’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to the Funds’ shareholders, the Administrator may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to the Funds’ shareholders, the Administrator will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Funds’ Board and/or the Funds’ Administrator, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, the entities receiving non-public portfolio holdings as of the date of this SAI are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.

Non-Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	VAIA	Daily, with no delay
Subadviser	Stone Harbor	Daily, with no delay
Administrator	Virtus Fund Services	Daily, with no delay
Distributor	VP Distributors	Daily, with no delay
Custodian and Security Lending Agent	BNY Mellon	Daily, with no delay
Sub-administrative and Accounting Agent and Sub-transfer Agent	BNY Mellon	Daily, with no delay
Independent Registered Public Accounting Firm	PwC	Annual Reporting Period, within 15 business days of end of reporting period
Typesetting and Printing Firm for Financial Reports	Donnelley Financial Solutions, Inc.	Quarterly, within 60 days of end of reporting period
Proxy Voting Service	Institutional Shareholder Services	Monthly
Performance Analytics Firm	FactSet Research Systems, Inc.	Daily, with no delay
Liquidity Management Analytics System	MSCI Group	Daily, with no delay
Class Action Service Provider	Financial Recovery Technologies and Institutional Shareholder Services	Daily, with no delay
Back-end Compliance Monitoring System	BNY Mellon	Daily, with no delay
Code of Ethics	StarCompliance, LLC	Daily, with no delay

Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, FactSet Research Systems Inc. and Thomson Reuters	Fiscal quarter with a 60-day delay for all funds except Long/Short Equity Fund.
Rating Agencies	Lipper Inc. and Morningstar	Fiscal quarter with a 60-day delay for all funds except Long/Short Equity Fund.
Virtus Public Web site	Virtus Investment Partners, Inc.	Fiscal quarter with a 60-day delay for all funds except Long/Short Equity Fund.

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. There is no guarantee that the Funds’ policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.

Other Virtus Mutual Funds

In addition to the Funds of the Trust, the funds commonly referred to as “Virtus Mutual Funds” also include The Merger Fund®, the series of Virtus Asset Trust, the series of Virtus Equity Trust, the series of Virtus Event Opportunities Trust, the series of Virtus Alternative Solutions Trust, Virtus Investment Trust, and Virtus Strategy Trust. Virtus Mutual Funds are generally offered in multiple classes. The following chart shows the share classes offered by each Virtus Mutual Fund as of the date of this SAI:

Trust	Fund	Class/Shares
		A	C	I	R6	P	Institu- tional	Admini- strative
Virtus Alternative Solutions Trust	Virtus Duff & Phelps Select MLP and Energy Fund	X	X	X
	Virtus KAR Long/Short Equity Fund	X	X	X	X
Virtus Asset Trust	Virtus Ceredex Large-Cap Value Equity Fund	X	X	X	X
	Virtus Ceredex Mid-Cap Value Equity Fund	X	X	X	X
	Virtus Ceredex Small-Cap Value Equity Fund	X	X	X	X
	Virtus Seix Core Bond Fund	X		X	X
	Virtus Seix Corporate Bond Fund	X	X	X	X
	Virtus Seix Floating Rate High Income Fund	X	X	X	X
	Virtus Seix High Grade Municipal Bond Fund	X		X
	Virtus Seix High Income Fund	X		X	X
	Virtus Seix High Yield Fund	X		X	X
	Virtus Seix Investment Grade Tax-Exempt Bond Fund	X		X
	Virtus Seix Short-Term Bond Fund	X	X	X
	Virtus Seix Short-Term Municipal Bond Fund	X		X
	Virtus Seix Total Return Bond Fund	X		X	X
	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	X		X	X
	Virtus Seix U.S. Mortgage Fund	X	X	X
	Virtus Seix Ultra-Short Bond Fund	X		X
	Virtus SGA International Growth Fund	X		X	X
	Virtus Silvant Large-Cap Growth Stock Fund	X		X	X
	Virtus Silvant Small-Cap Growth Stock Fund	X		X
	Virtus Zevenbergen Innovative Growth Stock Fund	X		X	X
Virtus Equity Trust	Virtus KAR Capital Growth Fund	X	X	X	X
	Virtus KAR Equity Income Fund	X	X	X	X
	Virtus KAR Global Quality Dividend Fund	X	X	X	X
	Virtus KAR Mid-Cap Core Fund	X	X	X	X
	Virtus KAR Mid-Cap Growth Fund	X	X	X	X
	Virtus KAR Small-Cap Core Fund	X	X	X	X
	Virtus KAR Small-Cap Growth Fund	X	X	X	X
	Virtus KAR Small-Cap Value Fund	X	X	X	X
	Virtus KAR Small-Mid Cap Core Fund	X	X	X	X
	Virtus KAR Small-Mid Cap Growth Fund	X	X	X	X
	Virtus KAR Small-Mid Cap Value Fund	X	X	X	X
	Virtus SGA Emerging Markets Growth Fund	X	X	X	X
	Virtus SGA Global Growth Fund	X	X	X	X
	Virtus SGA Leaders Growth Fund	X	X	X	X
	Virtus Tactical Allocation Fund	X	X	X	X
Virtus Strategy Trust	Virtus AllianzGI Convertible Fund	X	X			X	X	X
	Virtus AllianzGI Core Plus Bond Fund				X	X	X
	Virtus AllianzGI Global Allocation Fund	X	X		X	X	X	X
	Virtus AllianzGI Global Dynamic Allocation Fund	X	X		X	X	X	X
	Virtus AllianzGI Global Sustainability Fund	X				X	X
	Virtus AllianzGI High Yield Bond Fund	X	X			X	X	X
	Virtus AllianzGI International Small-Cap Fund	X	X		X	X	X	X
	Virtus AllianzGI Preferred Securities and Income Fund				X	X	X
	Virtus AllianzGI Short Duration High Income Fund	X	X		X	X	X
	Virtus AllianzGI Water Fund	X	X			X	X
	Virtus NFJ Emerging Markets Value Fund	X	X			X	X

Trust	Fund	Class/Shares
		A	C	I	R6	P	Institu- tional	Admini- strative
Virtus Investment Trust	Virtus AllianzGI Emerging Markets Opportunities Fund	X	X		X	X	X
	Virtus AllianzGI Focused Growth Fund	X	X		X	X	X	X
	Virtus AllianzGI Global Small-Cap Fund	X	X			X	X
	Virtus AllianzGI Health Sciences Fund	X	X			X	X
	Virtus AllianzGI Income & Growth Fund	X	X			X	X
	Virtus AllianzGI Mid-Cap Growth Fund	X	X			X	X	X
	Virtus AllianzGI Small-Cap Fund	X	X		X	X	X
	Virtus AllianzGI Technology Fund	X	X			X	X	X
	Virtus NFJ Dividend Value Fund	X	X		X	X	X	X
	Virtus NFJ International Value Fund	X	X		X	X	X	X
	Virtus NFJ Large-Cap Value Fund	X	X			X	X	X
	Virtus NFJ Mid-Cap Value Fund	X	X		X	X	X	X
	Virtus NFJ Small-Cap Value Fund	X	X		X	X	X	X
Virtus Opportunities Trust	Virtus Duff & Phelps Global Infrastructure Fund	X	X	X	X
	Virtus Duff & Phelps Global Real Estate Securities Fund	X	X	X	X
	Virtus Duff & Phelps International Real Estate Securities Fund	X	X	X
	Virtus Duff & Phelps Real Asset Fund	X	X	X
	Virtus Duff & Phelps Real Estate Securities Fund	X	X	X	X
	Virtus FORT Trend Fund	X	X	X	X
	Virtus KAR Developing Markets Fund	X	X	X	X
	Virtus KAR Emerging Markets Small-Cap Fund	X	X	X	X
	Virtus Newfleet Core Plus Bond Fund	X	X	X	X
	Virtus Newfleet High Yield Fund	X	X	X	X
	Virtus Newfleet Low Duration Core Plus Bond Fund	X	X	X	X
	Virtus Newfleet Multi-Sector Intermediate Bond Fund	X	X	X	X
	Virtus Newfleet Multi-Sector Short Term Bond Fund	X	X*	X	X
	Virtus Newfleet Senior Floating Rate Fund	X	X	X	X
	Virtus Newfleet Tax-Exempt Bond Fund	X	X	X
	Virtus Vontobel Emerging Markets Opportunities Fund	X	X	X	X
	Virtus Vontobel Foreign Opportunities Fund	X	X	X	X
	Virtus Vontobel Global Opportunities Fund	X	X	X	X
	Virtus Vontobel Greater European Opportunities Fund	X	X	X
Virtus Event Opportunities Trust	Virtus Westchester Credit Event Fund	X		X
	Virtus Westchester Event-Driven Fund	X		X
The Merger Fund®	The Merger Fund®	X		X

*            Virtus Newfleet Multi-Sector Short Term Bond Fund also offers Class C1 Shares.

MORE INFORMATION ABOUT FUND INVESTMENT STRATEGIES & RELATED RISKS

The following investment strategies and policies supplement each Fund’s investment strategies and policies set forth in the Funds’ prospectuses. Some of the investment strategies and policies described below and in each Fund’s prospectus set forth percentage limitations on a Fund’s investment in, or holdings of, certain types of investments. Unless otherwise required by law or stated in this SAI, compliance with these strategies and policies will be determined immediately after the acquisition of such investments by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.

Throughout this section, the term “adviser” may be used to refer to a subadviser, if any, and the term the “Fund” may be used to refer to any Fund.

❖	Commodities-Related Investing. Commodity-related companies may underperform the stock market as a whole. The value of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity. The operations and financial performance of commodity-related companies may be directly affected by commodity prices, especially those commodity-related companies that own the underlying commodity. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by commodity-related companies are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of commodity and natural resources companies that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for commodity-related companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Certain types of commodities instruments (such as commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments.

❖	Debt Investing. Each Fund may invest in debt, or fixed income, instruments. Debt, or fixed income, instruments (which include corporate bonds, commercial paper, debentures, notes, government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset- or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt instruments are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the instrument’s maturity. Some debt instruments, such as zero-coupon bonds (discussed below), do not pay interest but may be sold at a deep discount from their face value.

Yields on debt instruments depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt instruments with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt instruments, while a decline in interest rates generally will increase the value of the same instruments. The achievement of a Fund’s investment objective depends in part on the continuing ability of the issuers of the debt instruments in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt instruments are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt instruments may be materially affected.

➢	Convertible Securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specific price or formula. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Convertible securities may have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics and (3) the potential for capital appreciation if the market price of the underlying common stock increases.

Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities often rank senior to common stock in a corporation’s capital structure and, therefore, are often viewed as entailing less risk than the corporation’s common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed income security. However, because convertible securities are often viewed by the issuer as future common stock, they are often subordinated to other senior securities and therefore are rated one category lower than the issuer’s non-convertible debt obligations or preferred stock.

A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert. The Fund might be more willing to convert such securities to common stock.

A Fund’s subadviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. However, the Fund may invest in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as “junk bonds.” (For information about debt securities rated less than investment grade, see “High Yield-High Risk (Junk Bonds) Securities” under “Debt Investing” in this section of the SAI; for additional information about ratings on debt obligations, see Appendix A to this SAI.)

➢	Corporate Debt Securities. Each Fund may invest in debt securities issued by corporations, limited partnerships and other similar entities. A Fund’s investments in debt securities of domestic or foreign corporate issuers include bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Fund’s minimum ratings criteria or if unrated are, in the Fund’s subadviser’s opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

➢	Dollar-denominated Foreign Debt Securities (“Yankee Bonds”). Each Fund may invest in “Yankee bonds”, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks. Since these instruments are dollar-denominated, they are not affected by variations in currency exchange rates. They are influenced primarily by interest rate levels in the United States and by the financial condition of the issuer, or of the issuer’s foreign parent. However, investing in these instruments may present a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods. (See “Foreign Investing” in this section of the SAI for additional information about investing in foreign countries.)

➢	Duration. Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.) A bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.

➢	Exchange-Traded Notes (ETNs). Generally, ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risks as other instruments that use leverage in any form.

The market value of ETNs may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

➢	High-Yield, High-Risk Fixed Income Securities (“Junk Bonds”). Investments in securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s generally provide greater income (leading to the name “high-yield” securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility, liquidity, and principal and income risk. These securities are regarded as predominantly speculative as to the issuer’s continuing ability to meet principal and interest payment obligations. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.

Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is generally considered to be significantly greater than issuers of higher-rated securities because such securities are usually unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Fund’s NAV.

Low-rated securities often contain redemption, call or prepayment provisions which permit the issuer of the securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.

A Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the NAV of a particular Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its respective portfolio. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated securities, especially in a thinly-traded market. If a Fund experiences unexpected net redemptions, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund’s asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

➢	Interest Rate Environment Risk. In the wake of the financial crisis that began in 2007, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. The Federal Reserve also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). The Federal Reserve increased the federal funds rate in December 2015, however, as the United States continues to experience the economic effects of the global health pandemic, the Federal Reserve lowered interest rates to zero percent in March 2020. In addition, the Federal Reserve once again implemented its quantitative easing program, announcing it would purchase government and mortgage-related bonds as part of its emergency action to protect the economy from the impact of the coronavirus outbreak.

Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. A low interest rate environment may have an adverse impact on each Fund’s ability to provide a positive yield to its shareholders and pay expenses out of Fund assets because of the low yields from the Fund’s portfolio investments. Alternatively, a general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from a Fund that holds large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Further, Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Funds’ investments and a Funds’ share price to decline or create difficulties for the Fund in disposing of investments. A Fund that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives.

A Fund could also be forced to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Fund. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and lower the Fund’s performance.

➢	Inverse Floating Rate Obligations. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, the Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security’s yield, it may also increase the volatility of the security’s market value.

Similar to other variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund holding these instruments could lose money and its NAV could decline.

➢	Letters of Credit. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the relevant Fund’s subadviser, are of investment quality comparable to other permitted investments of the Fund may be used for Letter of Credit-backed investments.

➢	Loan and Debt Participations and Assignments. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower’s principal and interest payments. Loan participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. When a Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund’s obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

There is typically a limited amount of public information available about loans because loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. Certain of the loans in which a Fund may invest may not be considered “securities,” and therefore the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to those loans in the event of fraud or misrepresentation by a borrower. A Fund may come into possession of material, non-public information about a borrower as a result of the Fund’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Fund might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Fund’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Fund; (iv) impede the Fund’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Fund to adverse tax or regulatory consequences.

In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations may be deemed by the Fund to be illiquid investments. A Fund will invest only in participations with respect to borrowers whose creditworthiness is, or is determined by the Fund’s subadviser to be, substantially equivalent to that of issuers whose senior unsubordinated debt securities are rated B or higher by Moody’s or S&P. For the purposes of diversification and/or concentration calculations, both the borrower and issuer will be considered an “issuer.”

The Funds may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the relevant Fund’s subadviser has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Fund, the credit of the selling bank will.

Loan participations and assignments may be illiquid and therefore subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Investments” in this section of the SAI.)

Certain Funds invest significantly in floating rate loans that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments. The extent of this impact will depend on the specific loans, as well as the terms of those loans. Many loans have interest rate provisions referencing LIBOR that, when drafted, did not contemplate the permanent discontinuation of LIBOR and, as a result, there may be uncertainty or disagreement over how the loans should be interpreted. For example, loans without fallback language, or with fallback language that does not contemplate the discontinuation of LIBOR, could become less liquid and/or change in value as the date approaches when LIBOR will no longer be updated. Further, the interest rate provisions of these loans may need to be renegotiated. Finally, there may be other risks related to the discontinuation of LIBOR, such as loan price volatility risk and technology or systems risk.

Currently, the U.S. and other countries are working to replace LIBOR with alternative reference rates. The alternative reference rates may be more volatile than LIBOR and may perform erratically until widely accepted within the marketplace. The risks associated with this discontinuation and transition will persist if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

➢	Municipal Securities and Related Investments. Tax-exempt municipal securities are debt obligations issued by the various states and their subdivisions (e.g., cities, counties, towns, and school districts) to raise funds, generally for various public improvements requiring long-term capital investment. Purposes for which tax-exempt bonds are issued include flood control, airports, bridges and highways, housing, medical facilities, schools, mass transportation and power, water or sewage plants, as well as others. Tax-exempt bonds also are occasionally issued to retire outstanding obligations, to obtain funds for operating expenses or to loan to other public or, in some cases, private sector organizations or to individuals.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s and S&P represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for such regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances, there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Descriptions of some of the municipal securities and related investment types most commonly acquired by the Funds are provided below. In addition to those shown, other types of municipal investments are, or may become, available for investment by the Funds. For the purpose of each Fund’s investment restrictions set forth in this SAI, the identification of the “issuer” of a municipal security which is not a general obligation bond is made by the applicable Fund’s subadviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

>	Municipal Bonds. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Another type of municipal bond is referred to as an industrial development bond.

▪	General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

▪	Industrial Development Bonds. Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports arenas and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

▪	Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.

>	Municipal Leases. Each Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called “lease obligations”) of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult. The Fund’s subadviser will evaluate the credit quality of a municipal lease and whether it will be considered liquid. (See “Illiquid and Restricted Investments” in this section of the SAI for information regarding the implications of these investments being considered illiquid.)

>	Municipal Notes. Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes.

▪	Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

▪	Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through FNMA or GNMA.

▪	Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.

▪	Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

>	Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

➢	Participation on Creditors' Committees. While the Funds do not invest in securities to exercise control over the securities’ issuers, each Fund may, from time to time, participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the relevant Fund to expenses such as legal fees and may deem the Fund an “insider” of the issuer for purposes of the Federal securities laws and expose the Fund to material non-public information of the issuer, and therefore may restrict the Fund’s ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when the Fund’s subadviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

➢	Payable in Kind (“PIK”) Bonds. PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or “in kind”, which means in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Funds will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Funds’ distribution obligations. The market prices of PIK bonds generally are more volatile than the market prices of securities that pay interest periodically, and they are likely to respond to changes in interest rates to a greater degree than would otherwise similar bonds on which regular cash payments of interest are being made.

➢	Ratings. The rating or quality of a debt security refers to a rating agency’s assessment of the issuer’s creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody’s, S&P or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.

After a Fund purchases a debt security, the rating of that security may be reduced below the minimum rating acceptable for purchase by the Fund. A subsequent downgrade does not require the sale of the security, but the Fund’s subadviser will consider such an event in determining whether to continue to hold the obligation. To the extent that ratings established by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, a Fund will invest in securities which are deemed by the Fund’s subadviser to be of comparable quality to securities whose current ratings render them eligible for purchase by the Fund.

Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market-value risk and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

➢	Sovereign Debt. Each Fund may invest in “sovereign debt,” which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a higher degree of risk than that of developed markets, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing their rights thereunder.

>	Brady Bonds. Each Fund may invest a portion of its assets in certain sovereign debt obligations known as “Brady Bonds.” Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation’s adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

➢	Stand-by Commitments. Each Fund may purchase securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund’s NAV. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

➢	Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

➢	Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

➢	Variable and Floating Rate Obligations. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These securities may carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

The floating and variable rate obligations that the Funds may purchase include variable rate demand securities. Variable rate demand securities are variable rate securities that have demand features entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest, which may be more or less than the price that the Fund paid for them. The interest rate on variable rate demand securities also varies either according to some objective standard, such as an index of short-term, tax-exempt rates, or according to rates set by or on behalf of the issuer.

When a Fund purchases a floating or variable rate demand instrument, the Fund’s subadviser will monitor, on an ongoing basis, the ability of the issuer to pay principal and interest on demand. The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds’ custodian subject to a sub-custodian agreement between the bank and the Funds’ custodian.

The floating and variable rate obligations that the Funds may purchase also include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund’s interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer’s creditworthiness.

A floating or variable rate instrument may be subject to a Fund’s percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days. (See “Illiquid and Restricted Investments” in this section of the SAI.)

➢	Zero and Deferred Coupon Debt Securities. Each Fund may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity (“deferred coupon” bonds) or until maturity (“zero coupon” bonds). The nonpayment of interest on a current basis may result from the bond’s having no stated interest rate, in which case the bond pays only principal at maturity and is normally initially issued at a discount from face value. Alternatively, the bond may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of these types of bonds is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond’s life or payment deferral period.

Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are generally purchased by a Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, when a Fund invests in zero or deferred coupon bonds there is a risk that the value of the Fund’s shares may decline more as a result of an increase in interest rates than would be the case if the Fund did not invest in such bonds.

Even though zero and deferred coupon bonds may not pay current interest in cash, each Fund is required to accrue interest income on such investments and to distribute such amounts to shareholders. Thus, a Fund would not be able to purchase income-producing securities to the extent cash is used to pay such distributions, and, therefore, the Fund’s current income could be less than it otherwise would have been. Instead of using cash, the Fund might liquidate investments in order to satisfy these distribution requirements.

❖	Derivative Investments. Each Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. Each Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

Each Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or in pursuit of its investment objective(s) and policies (to seek to enhance returns). When a Fund invests in a derivative, the risks of loss of that derivative may be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. In addition to other considerations, a Fund’s ability to use derivative instruments may be limited by tax considerations. (See “Dividends, Distributions and Taxes” in this SAI.)

Investments in derivatives may subject a Fund to special risks in addition to normal market fluctuations and other risks inherent in investment in securities. For example, a percentage of the Fund’s assets may be segregated to cover its obligations with respect to the derivative investment, which may make it more difficult for the Fund’s subadviser to meet redemption requests or other short-term obligations.

Investments in derivatives in general are also subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

➢	Commodity Interests. Certain of the derivative investment types permitted for the Funds may be considered commodity interests for purposes of the CEA and regulations approved by the CFTC. Investing in commodity interests, outside of certain conditions required to qualify for exemption or exclusion, will cause a Fund to be deemed a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. In that event, the Adviser will be registered as a Commodity Pool Operator, the Fund’s applicable subadviser will be registered as a Commodity Trading Adviser, and the Fund will be operated in accordance with CFTC rules. Because of the applicable registration requirements and rules, investing a Fund’s assets in commodity interests could cause the Fund to incur additional expenses. Alternatively, to the extent that a Fund limits its exposure to commodity interests in order to qualify for exemption from being considered a commodity pool, the Fund’s use of investment techniques described in its Prospectus and this SAI may be limited or restricted.

➢	As of the date of this SAI, each Fund intends to limit the use of such investment types as required to qualify for exclusion or exemption from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations, and each Fund has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under another CFTC regulation.

➢	Credit-linked Notes. Credit-linked notes are derivative instruments used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio (“reference entities”). The notes are usually issued by a special purpose vehicle that sells credit protection through a credit default swap agreement in return for a premium and an obligation to pay the transaction sponsor should a reference entity experience a credit event, such as bankruptcy. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of credit linked notes is the risk of default to the reference obligation of the credit default swap. Should a default occur, the special purpose vehicle would have to pay the transaction sponsor, subordinating payments to the note holders. Credit linked notes also may not be liquid and may be subject to currency and interest rate risks as well.

➢	Equity-linked Derivatives. Each Fund may invest in equity-linked derivative products the performance of which is designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or to a single stock. Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the securities purchased to replicate a particular investment or that such basket will replicate the investment.

Investments in equity-linked derivatives may constitute investments in other investment companies. (See “Mutual Fund Investing” in this section of the SAI for information regarding the implications of a Fund investing in other investment companies.)

➢	Eurodollar Instruments. The Funds may invest in Eurodollar instruments. Eurodollar instruments are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar instruments to hedge against changes in interest rates or to enhance returns.

Eurodollar obligations are subject to the same risks that pertain to domestic issuers, most notably income risk (and, to a lesser extent, credit risk, market risk, and liquidity risk). Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, Eurodollar obligations will undergo the same type of credit analysis as domestic issuers in which a Fund invests.

➢	Foreign Currency Forward Contracts, Futures and Options. Each Fund may engage in certain derivative foreign currency exchange and option transactions involving investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If a Fund’s subadviser’s predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign currency forward and futures contracts include: (1) dependence on the Fund’s subadviser’s ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Fund’s ability to enter into futures contracts is also limited by the requirements of the Code for qualification as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of this SAI.)

A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, a Fund may write covered put and call options on foreign currencies for the purpose of increasing its return.

A Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. For certain hedging purposes, the Fund may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase the currency at the exercise price until the expiration of the option.

When engaging in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. (A Fund may also purchase or sell foreign currency on a spot basis, as discussed in “Foreign Currency Transactions” under “Foreign Investing” in this section of the SAI.)

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Hedging techniques do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in value of such currency.

A Fund may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. In that case, the Fund receives a premium from writing a put or call option, which increases the Fund’s current return if the option expires unexercised or is closed out at a net profit. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A Fund’s currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Fund’s subadviser will engage in such “cross hedging” activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by a Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Foreign currency forward contracts, futures and options may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the relevant Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

The types of derivative foreign currency exchange transactions most commonly employed by the Funds are discussed below, although each Fund is also permitted to engage in other similar transactions to the extent consistent with the Fund’s investment limitations and restrictions.

>	Foreign Currency Forward Contracts. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

A Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily in an amount not less than the value of the Fund’s total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities specifically designated declines, additional cash or securities will be added so that the specifically designated amount is not less than the amount of the Fund’s commitments with respect to such contracts.

>	Foreign Currency Futures Transactions. Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies. (See “Foreign Currency Options” and “Futures Contracts and Options on Futures Contracts”, each in this sub-section of the SAI.) The Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option transaction, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the net amount of the Fund’s obligation. For foreign currency futures transactions, the prescribed amount will generally be the daily value of the futures contract, marked to market.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As of the date of this SAI, the Funds may invest in futures contracts under specified conditions without being regulated as commodity pools. However, under CFTC rules the Funds’ ability to maintain the exclusions/exemptions from the definition of commodity pool may be limited. (See “Commodity Interests” in this section of the SAI.)

>	Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

The value of a foreign currency option depends upon the value of the underlying currency relative to the other referenced currency. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

>	Foreign Currency Warrants. Foreign currency warrants such as currency exchange warrants are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between two specified currencies as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants may be used to reduce the currency exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants could be considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

>	Performance Indexed Paper. Performance indexed paper is commercial paper the yield of which is linked to certain currency exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the designated currencies as of or about the time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

>	Principal Exchange Rate Linked Securities (“PERLS”). PERLS are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the particular currencies at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the currency to which the security is linked appreciates against the base currency and is adversely affected by increases in the exchange value of the base currency. “Reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the base currency and adversely impacted by increases in the value of other currency. Interest payments on the securities are generally made at rates that reflect the degree of currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the currency exchange risk, or relatively lower interest rates if the issuer has assumed some of the currency exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

➢	Futures Contracts and Options on Futures Contracts. Each Fund may use interest rate, foreign currency, dividend, volatility or index futures contracts. An interest rate, foreign currency, dividend, volatility or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency, dividend basket or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, and it is expected that other futures contracts will be developed and traded in the future. Interest rate and volatility futures contracts currently are traded in the United States primarily on the floors of the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Interest rate futures also are traded on foreign exchanges such as the London International Financial Futures Exchange and the Singapore International Monetary Exchange. Interest rate futures are also traded on foreign exchanges such as the London International Financial Futures Exchange and the Singapore International Monetary Exchange. Volatility futures also are traded on foreign exchanges such as Eurex. Dividend futures are also traded on foreign exchanges such as Eurex, NYSE Euronext Liffe, London Stock Exchange and the Singapore International Monetary Exchange.

A Fund may purchase and write call and put options on futures. Futures options possess many of the same characteristics as options on securities and indexes discussed above. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Except as otherwise described in this SAI, the Funds will limit their use of futures contracts and futures options to hedging transactions and in an attempt to increase total return, in accordance with Federal regulations. The costs of, and possible losses incurred from, futures contracts and options thereon may reduce the Fund’s current income and involve a loss of principal. Any incremental return earned by the Fund resulting from these transactions would be expected to offset anticipated losses or a portion thereof.

The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Fund will mark to market its open futures positions.

The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the relevant Fund.

To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option on a futures contract, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount. Generally, for cash-settled futures contracts the prescribed amount is the net amount of the Fund’s obligation, and for non-cash-settled futures contracts the prescribed about is the notional value of the reference obligation.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. A Fund’s ability to claim an exclusion or exemption from the definition of a commodity pool may be limited when the Fund invests in futures contracts. (See “Commodity Interests” in this SAI.)

The requirements of the Code for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. (See the “Dividends, Distributions and Taxes” section of this SAI.)

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sales price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger’s opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund’s portfolio turnover rate.

The successful use of futures contracts and related options may also depend on the ability of the relevant Fund’s subadviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, the Fund’s total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.

Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund’s portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

➢	Mortgage-Related and Other Asset-Backed Securities. Each Fund may purchase mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund’s yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

Duration is one of the fundamental tools used by a Fund’s subadviser in managing interest rate risks including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security’s response to interest rate changes. “Duration” therefore is generally considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may involve a subadviser’s estimates of future economic parameters, which may vary from actual future values. Generally, fixed income securities with longer effective durations are more responsive to interest rate fluctuations than those with shorter effective durations. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Descriptions of some of the different types of mortgage-related and other asset-backed securities most commonly acquired by the Funds are provided below. In addition to those shown, other types of mortgage-related and asset-backed investments are, or may become, available for investment by the Funds.

>	Collateralized Mortgage Obligations (“CMOs”). CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.

CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. The amount of principal payable on each monthly payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

>	CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The “residual” in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Investments” in this section of the SAI.)

>	Mortgage Pass-through Securities. Mortgage pass-through securities are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. “Modified pass-through” securities (such as securities issued by GNMA) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages. Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include FNMA and FHLMC. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC issues Participation Certificates that represent interests in conventional mortgages from FHLMC’s national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but the securities they issue are neither issued nor guaranteed by the United States Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund’s subadviser determines that the securities meet the Fund’s quality standards. Securities issued by certain private organizations may not be readily marketable and may therefore be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Investments” in this section of the SAI.)

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI by virtue of the exclusion from the test available to all U.S. Government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.

The Funds will consider the assets underlying privately-issued, mortgage-related securities, and other asset-backed securities, when determining the industry of such securities for purposes of the Funds’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI, and as a result such securities may not be deemed by the Funds to represent the same industry or group of industries. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by the actions of the U.S. Government to tighten the availability of its credit. On September 7, 2008, the FHFA, an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate FNMA and FHLMC until they are stabilized. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Furthermore, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guarantee obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guarantee obligation and would be exposed to the credit risk of that party.

>	Other Asset-Backed Securities. Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.

Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

>	Stripped Mortgage-backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories. The market value of the PO class generally is unusually volatile in response to changes in interest rates.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Investments” in this section of the SAI.)

Each Fund may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the relevant Fund’s investment objectives and policies.

➢	Options. Each Fund may purchase or sell put and call options on securities, indices and other financial instruments. Options may relate to particular securities, foreign and domestic securities indices, financial instruments, volatility, credit default, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the OCC.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.

To the extent required to comply with SEC Release No. IC-10666, options written by a Fund will be covered and will remain covered as long as the Fund is obligated as a writer. A call option is “covered” if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if the Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.

To the extent required to comply with SEC Release No. IC-10666, when entering into an option transaction, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount. For options transactions, the prescribed amount will generally be the market value of the underlying instrument but will not be less than the exercise price.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Options trading is a highly specialized activity that entails more complex and potentially greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

There are several other risks associated with options. For example, there are significant differences among the securities, currency, volatility, credit default and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The staff of the SEC currently takes the position that options not traded on registered domestic securities exchanges and the assets used to cover the amount of the Fund’s obligation pursuant to such options are illiquid, and are therefore subject to each Fund’s limitation on investments in illiquid securities. However, for options written with “primary dealers” in U.S. Government securities pursuant to an agreement requiring a closing transaction at the formula price, the amount considered to be illiquid may be calculated by reference to a formula price. (See “Illiquid and Restricted Investments” in this section of the SAI.)

>	Options on Indexes and “Yield Curve” Options. Each Fund may enter into options on indexes or options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.

With respect to yield curve options, a call or put option is covered if a Fund holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of the Fund’s liability under the option it wrote less the value of the option it holds. A Fund may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

The trading of these types of options is subject to all of the risks associated with the trading of other types of options. In addition, however, yield curve options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

>	Reset Options. In certain instances, a Fund may purchase or write options on U.S. Treasury securities, which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by a Fund is paid at termination, the Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where a Fund purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

➢	Swaptions. A Fund may enter into swaption contracts, which give the right, but not the obligation, to buy or sell an underlying asset or instrument at a specified strike price on or before a specified date. Over-the-counter swaptions, although providing greater flexibility, may involve greater credit risk than exchange-traded options as they are not backed by the clearing organization of the exchanges where they are traded, and as such, there is a risk that the seller will not settle as agreed. A Fund’s financial liability associated with swaptions is linked to the marked-to-market value of the notional underlying investments. Purchased swaption contracts are exposed to a maximum loss equal to the price paid for the option/swaption (the premium) and no further liability. Written swaptions, however, give the right of potential exercise to a third party, and the maximum loss to the Fund in the case of an uncovered swaption is unlimited.

➢	Swap Agreements. Each Fund may enter into swap agreements on, among other things, interest rates, indices, securities and currency exchange rates. A Fund’s subadviser may use swaps in an attempt to obtain for the Fund a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily on the Fund’s accounting records (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by specifically designating on the accounting records of the Fund liquid assets to avoid leveraging of the Fund’s portfolio.

Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Investments” in this section of the SAI.) Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund’s subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines. (See “Repurchase Agreements” in this section of the SAI.) Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. (See the “Dividends, Distributions and Taxes” section of this SAI.) The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by eligible participants and must meet certain conditions (each pursuant to the CEA and regulations of the CFTC). However, CFTC rule amendments dictate that certain swap agreements be considered commodity interests for purposes of the CEA. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications of investments being considered commodity interests under the CEA.)

The SEC and the CFTC have developed rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act to create a comprehensive regulatory framework for swap transactions. Under the regulations, certain swap transactions will be required to be executed on a regulated trading platform and cleared through a derivatives clearing organization. Additionally, the regulations impose other requirements on the parties entering into swap transactions, including requirements relating to posting margin, and reporting and documenting swap transactions. A Fund engaging in swap transactions may incur additional expenses as a result of these regulatory requirements. The Adviser is continuing to monitor the implementation of these regulations and to assess their impact on the Funds.

>	Credit Default Swap Agreements. Each Fund may enter into credit default swap agreements. A credit default swap is a bilateral financial contract in which one party (the protection buyer) pays a periodic fee in return for a contingent payment by the protection seller following a credit event of a reference issuer. The protection buyer must either sell particular obligations issued by the reference issuer for its par value (or some other designated reference or strike price) when a credit event occurs or receive a cash settlement based on the difference between the market price and such reference price. A credit event is commonly defined as bankruptcy, insolvency, receivership, material adverse restructuring of debt, or failure to meet payment obligations when due. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing; however, if an event of default occurs, the Fund receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a periodic fee throughout the term of the contract, provided there is no default event; if an event of default occurs, the Fund must pay the buyer the full notional value of the reference obligation. The value of the reference obligation received by the Fund as a seller, coupled with the periodic payments previously received, may be less than the full notional value the Fund pays to the buyer, resulting in a loss of value to the Fund.

As with other swaps, when a Fund enters into a credit default swap agreement, to the extent required by applicable law and regulation the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the Fund’s net exposure under the swap (the “Segregated Assets”). Generally, the minimum cover amount for a swap agreement is the amount owed by the Fund, if any, on a daily mark-to-market basis. With respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. When the Fund sells protection on an individual credit default swap, upon a credit event, the Fund may be obligated to pay the cash equivalent value of the asset. Therefore, the cover amount will be  the notional value of the underlying credit. With regard to selling protection on an index (CDX), as a practical matter, the Fund would not be required to pay the full notional amount of the index; therefore, only the amount owed by the Fund, if any, on a daily mark-to-market basis is required as cover.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into swap agreements only with counterparties deemed creditworthy by the Fund’s subadviser.

>	Dividend Swap Agreements. A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded over the counter rather than on an exchange.

>	Inflation Swap Agreements. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. Inflation swap agreements may be used by a Fund to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments. One factor that may lead to changes in the values of inflation swap agreements is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap agreement.

>	Total Return Swap Agreements. “Total return swap” is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows based upon an agreed rate. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. A total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, which is often LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between the two parties. No notional amounts are exchanged with total return swaps.

>	Variance and Correlation Swap Agreements. Variance swap agreements are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. “Actual variance” as used here is defined as the sum of the square of the returns on the reference asset or index (which in effect is a measure of its “volatility”) over the length of the contract term. In other words, the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swap agreements are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation realized on the underlying equity securities within a given equity index. “Correlation” as used here is defined as the weighted average of the correlations between the daily returns of each pair of securities within a given equity index. If two assets are said to be closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories. A Fund may enter into variance or correlation swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

❖	Equity Securities. The Funds may invest in equity securities. Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities.

Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company’s assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company’s fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by the Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short- term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

➢	Securities of Small and Mid Capitalization Companies While small and medium-sized issuers in which a Fund invests may offer greater opportunities for capital appreciation than larger market capitalization issuers, investments in such companies may involve greater risks and thus may be considered speculative. For example, smaller companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In addition, many small and mid-capitalization company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of small and mid-capitalization companies may also be more sensitive to market changes than the securities of larger companies. When a Fund invests in small or mid-capitalization companies, these factors may result in above-average fluctuations in the NAV of the Fund’s shares. Therefore, a Fund investing in such securities should be considered as a long-term investment and not as a vehicle for seeking short-term profits. Similarly, an investment in a Fund solely investing in such securities should not be considered a complete investment program.

Market capitalizations of companies in which the Funds invest are determined at the time of purchase.

➢	Unseasoned Companies. As a matter of operating policy, each Fund may invest to a limited extent in securities of unseasoned companies and new issues. The Adviser regards a company as unseasoned when, for example, it is relatively new to, or not yet well established in, its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. Generally, a Fund will not invest more than 5% of its total assets in securities of any one company with a record of fewer than three years’ continuous operation (including that of predecessors).

❖	Foreign Investing. The Funds may invest in a broad range of securities of foreign issuers, including equity, debt and convertible securities and foreign government securities. The Funds may purchase the securities of issuers from various countries, including countries commonly referred to as “emerging markets.” The Funds may also invest in domestic securities denominated in foreign currencies.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Fund’s ability to buy, sell, receive or deliver the securities. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by a Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Finally, the Funds may encounter difficulty in obtaining and enforcing judgments against issuers of foreign securities.

Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Funds and which may not be recoverable by the Funds or their investors.

The Trust may use an eligible foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust’s foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

Settlement procedures relating to the Funds’ investments in foreign securities and to the Funds’ foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Funds’ domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country settlement periods can be significantly longer than those in the United States.

A Fund that has significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. The United Kingdom left the EU on January 31, 2020, followed by a transition period during which businesses and others prepared for the new post-Brexit rules that took effect on January 1, 2021. While a limited deal was reached prior to December 31, 2020, many aspects are still to be determined, including those related to financial services. Significant uncertainty remains in the market regarding the ramifications of the withdrawal of the United Kingdom from the European Union, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. Continuing Brexit issues and negotiations may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the United Kingdom. While it is not possible to determine the precise impact these events may have on the Fund, during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Fund’s investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

➢	Depositary Receipts. Each Fund permitted to hold foreign securities may also hold ADRs, ADSs, GDRs and EDRs. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as CDRs, are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund’s investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign securities.

Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund’s investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values generally depend on the performance of a foreign security denominated in its home currency. (The risks of foreign investing are addressed above in this section of the SAI under the heading “Foreign Investing.”) In addition to risks associated with the underlying portfolio of securities, receipt holders also must consider credit standings of the custodians and broker/dealer sponsors. The receipts are not registered with the SEC and qualify as Rule 144A securities which may make them more difficult and costly to sell. (For information about Rule 144A securities, see “Illiquid and Restricted Investments” in this section of the SAI.)

➢	Emerging Market Securities. The Funds may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets will include any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the World Bank; (iii) listed in World Bank publications as developing; or (iv) determined by the subadviser to be an emerging market as defined above.

Certain emerging market countries are either comparatively underdeveloped or are in the process of becoming developed and may consequently be economically dependent on a relatively few or closely interdependent industries. A high proportion of the securities of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While a Fund’s subadviser will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of the Fund’s investments in such countries and the availability of additional investments in such countries.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of portfolio securities or, if a Fund has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, a country could impose temporary restrictions on foreign capital remittances, whether because deterioration occurs in an emerging market’s balance of payments or for other reasons. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.

➢	Foreign Currency Transactions. When investing in securities denominated in foreign currencies, the Funds will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund’s assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Further, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Fund’s subadviser believes that the applicable rate is unfavorable at the time the currencies are received or the Fund’s subadviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time.

In addition, a Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. A Fund may hold foreign currency in anticipation of purchasing foreign securities.

A Fund may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Fund’s subadviser, it is in the best interest of the Fund to do so. In such instances as well, the Fund may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.

While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

When a Fund effects foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, the Fund incurs expenses in converting assets from one currency to another. A Fund may also effect other types of foreign currency exchange transactions, which have their own risks and costs. For information about such transactions, please see “Foreign Currency Forward Contracts, Futures and Options” under “Derivatives” in this section of the SAI.

➢	Foreign Investment Companies. Some of the countries in which the Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. For additional information, see “Mutual Fund Investing” in this section of the SAI.

➢	Privatizations. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatizations”). Privatizations may offer opportunities for significant capital appreciation. In certain foreign countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

❖	Funding Agreements. Each Fund may invest in funding agreements, which are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid and will therefore be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Investments” in this section of the SAI.) Funding agreements are regulated by the state insurance board of the state where they are executed.

❖	Guaranteed Investment Contracts. Each Fund may invest in GICs issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist. Therefore, these investments may be deemed to be illiquid, in which case they will be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Investments” in this section of the SAI.)

❖	Illiquid and Restricted Investments. Illiquid investments are those that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund may invest up to 15% of its net assets in illiquid investments. No Fund may acquire any illiquid investment if, immediately after the acquisition, the fund would have invested more than 15% of its net assets in investments that are illiquid. Historically, illiquid investments have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such investments may offer higher yields than comparable publicly traded securities, and they also may incur higher risks.

Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days may be deemed illiquid for this purpose unless such investments are variable amount master demand notes with maturities of nine months or less or unless the Fund’s subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.

An investment’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the investment and therefore the investments described in this section may be determined to be liquid in accordance with the Fund’s liquidity risk management program approved by the Board. The Trustees have delegated to each Fund’s Adviser the determination of the liquidity of such investments in the respective Fund’s portfolio as administrator of the Fund’s liquidity risk management program. The Fund’s Adviser will take into account relevant market, trading and investment-specific considerations when determining whether an investment is illiquid.

If illiquid investments exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce, in accordance with Rule 22e-4 under the 1940 Act, its holdings of illiquid investments. Because illiquid investments may not be readily marketable, the relevant Fund’s subadviser may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the NAV of the Fund holding them to decline. An investment that is determined by a Fund’s Adviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

Restricted securities ordinarily can be sold by the Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the 1933 Act. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell.

Restricted securities will be priced at fair value as determined in good faith by the Trustees or their delegate.

❖	Leverage. Each Fund may employ investment techniques that create leverage, either by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

The SEC takes the position that transactions that have a leveraging effect on the capital structure of a mutual fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and stand-by commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other similar trading practices (additional discussion about a number of these transactions can be found throughout this section of the SAI). As a result, when a Fund enters into such transactions the transactions may be subject to the same requirements and restrictions as borrowing. (See “Borrowing” below for additional information.)

The following are some of the Funds’ permitted investment techniques that are generally viewed as creating leverage for the Funds.

➢	Borrowing. A Fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

>	Interfund Borrowing and Lending. The Virtus Funds and their investment advisers have received exemptive relief from the SEC which permits the Virtus Funds to participate in an interfund lending program. The interfund lending program allows the participating Virtus Funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Virtus Funds, including the following: (1) no Virtus Fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Virtus Funds under a loan agreement; and (2) no Virtus Fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Virtus Fund could invest. In addition, a Virtus Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Virtus Fund may not lend to another Virtus Fund under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Virtus Fund to any one Virtus Fund may not exceed 5% of net assets of the lending Virtus Fund.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Virtus Fund and the borrowing Virtus Fund. However, no borrowing or lending activity is without risk. If a Virtus Fund borrows money from another Virtus Fund, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the borrowing Virtus Fund may have to borrow from a bank at higher rates if an interfund loan were not available from another Virtus Fund. A delay in repayment to a lending Virtus Fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Virtus Fund could be unable to repay the loan when due.

➢	Mortgage “Dollar-Roll” Transactions. Each Fund may enter into mortgage “dollar-roll” transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee. If the income and capital gains from the Fund’s investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of the dollar roll.

Dollar-roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Fund’s subadviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

➢	Reverse Repurchase Agreements. Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction.

Because reverse repurchase agreements are considered borrowing under the 1940 Act, while a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that the Fund’s subadviser deems creditworthy, but such investments are still subject to the risks of leverage discussed above.

❖	Market Volatility Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

❖	Master Limited Partnerships (MLPs). An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. There are also certain tax risks associated with investment in MLPs. The benefit derived from a Fund’s investment in MLPs is somewhat dependent on the MLP being treated as a partnership for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units. Historically, a substantial portion of the gross taxable income of MLPs has been offset by tax losses and deductions reducing gross income received by investors, and any change to these tax rules would adversely affect the price of an MLP unit. Certain MLPs may trade less frequently than other securities, and those with limited trading volumes may display volatile or erratic price movements.

❖	Money Market Instruments. Each Fund may invest in money market instruments, which are high-quality short-term investments. The types of money market instruments most commonly acquired by the Funds are discussed below, although each Fund is also permitted to invest in other types of money market instruments to the extent consistent with the Fund’s investment limitations and restrictions.

➢	Banker’s Acceptances. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

➢	Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution. They generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund’s yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

➢	Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

➢	Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The money market instruments in which the Funds may invest include negotiable certificates of deposit, bankers’ acceptances and time deposits of foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. For the purposes of each Fund’s investment policies with respect to money market instruments, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

➢	Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

➢	U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.

Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, FNMA, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

❖	Mutual Fund Investing. Each Fund is authorized to invest in the securities of other investment companies subject to the limitations contained in the 1940 Act.

Investment companies in which the Fund may invest may include ETFs. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similarly to a publicly traded company. Most ETFs seek to achieve the same return as a particular market index. That type of ETF is similar to an index fund in that it will primarily invest in the securities of companies that are included in a selected market index. An index-based ETF will invest in all of the securities included in the index, a representative sample of the securities included in the index, or other investments expected to produce returns substantially similar to that of the index. Other types of ETFs include leveraged or inverse ETFs, which are ETFs that seek to achieve a daily return that is a multiple or an inverse multiple of the daily return of a securities index. An important characteristic of these ETFs is that they seek to achieve their stated objectives on a daily basis, and their performance over longer periods of time can differ significantly from the multiple or inverse multiple of the index performance over those longer periods of time. ETFs also include actively managed ETFs that pursue active management strategies and publish their portfolio holdings on a frequent basis.

In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 NAV per share.

In certain countries, investments by the Funds may only be made through investments in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries. (See “Foreign Investment Companies” under “Foreign Investing” in this section of the SAI.)

Under the 1940 Act, a Fund generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a Fund may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to exemptive rules adopted and/or orders granted by the SEC. The SEC has adopted exemptive rules to permit funds of funds to exceed these limits when complying with certain conditions, which differ depending upon whether the funds in which a fund of funds invests are affiliated or unaffiliated with the fund of funds. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Funds may rely on these exemptive rules and/or orders to invest in affiliated or unaffiliated mutual funds and/or unaffiliated ETFs. In addition to this, the Trust has obtained exemptive relief permitting the Funds to exceed the limitations with respect to investments in affiliated and unaffiliated funds that are not themselves funds of funds, subject to certain conditions.

The risks associated with investing in other investment companies generally reflect the risks of owning shares of the underlying securities in which those investment companies invest, although lack of liquidity in an investment company could result in its value being more volatile than the underlying portfolio of securities. For purposes of complying with investment policies requiring a Fund to invest a percentage of its assets in a certain type of investments (e.g., stocks of small capitalization companies), the Fund generally will look through an investment company in which it invests, to categorize the investment company in accordance with the types of investments the investment company holds.

Certain investment companies in which the Funds may invest may be considered commodity pools under the CEA and applicable CFTC regulations. If a Fund invests in such an investment company, the Fund will be required to treat some or all of its holding of the investment company’s shares as a commodity interest for the purposes of determining whether the Fund is qualified to claim exclusion or exemption from regulation by the CFTC. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications to the Funds of investing in commodity interests.)

Investors in each Fund should recognize that when a Fund invests in another investment company, the Fund will bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

❖	Real Estate Investment Trusts (REITs). Each Fund may invest in REITs. REITs pool investors’ funds for investment primarily in income producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs can generally be classified as follows:

•	Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

•	Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

•	Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.

REITs are structured similarly to closed-end investment companies in that they are essentially holding companies. An investor should realize that by investing in REITs indirectly through the Fund, he will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the underlying REITs. (See “Mutual Fund Investing” in this section of the SAI.)

Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly. The risks associated with REITs are similar to those associated with the direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage funds, over-building, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.

Equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the 1940 Act. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Fund to possibly fail to qualify as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of the SAI.)

❖	Repurchase Agreements. Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest payable to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security.

A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund. The value of such collateral will be monitored throughout the term of the repurchase agreement in an attempt to ensure that the market value of the collateral always equals or exceeds the repurchase price (including accrued interest). If the value of the collateral dips below such repurchase price, additional collateral will be requested and, when received, added to the account to maintain full collateralization.

Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the relevant Fund’s subadviser to be creditworthy. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction. The Fund also might incur disposition costs in connection with liquidating the underlying securities or enforcing its rights.

Typically, repurchase agreements are in effect for one week or less, but they may be in effect for longer periods of time.

Repurchase agreements of more than seven days’ duration are subject to each Fund’s limitation on investments in illiquid securities, which means that no more than 15% of the market value of a Fund’s total assets may be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities.

❖	Securities Lending. Subject to certain investment restrictions, each Fund may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.

A Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Fund may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

No Fund will lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

❖	Short Sales. Each Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire, or that it owns but does not wish to deliver, in anticipation that the market price of that security will decline. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. All other short sales are commonly referred to as “naked” short sales.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If a Fund engages in naked short sales, the Fund’s risk of loss could be as much as the maximum attainable price of the security (which could be limitless) less the price paid by the Fund for the security at the time it was borrowed.

When a Fund sells securities short, to the extent required by applicable law and regulation the Fund will “cover” the short sale, which generally means that the Fund will segregate any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the securities sold short, reduced by any amount deposited as margin. Alternatively, the Fund may “cover” a short sale by (a) owning the underlying securities, (b) owning securities currently convertible into the underlying securities at an exercise price equal to or less than the current market price of the underlying securities, or (c) owning a purchased call option on the underlying securities with an exercise price equal to or less than the price at which the underlying securities were sold short.

❖	Special Situations. Each Fund may invest in special situations that the Fund’s subadviser believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.

A special situation arises when, in the opinion of the Fund’s subadviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

❖	Temporary Investments. When business or financial conditions warrant, each Fund may assume a temporary defensive position by investing in money-market instruments, including obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. (See “Money Market Instruments” in this section of the SAI for more information about these types of investments.)

For temporary defensive purposes, during periods in which a Fund’s subadviser believes adverse changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes will be those that the Fund’s subadviser believes to be of high quality (i.e., subject to relatively low risk of loss of interest or principal). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s or S&P (i.e., rated at least A).

❖	Warrants or Rights to Purchase Securities. Each Fund may invest in or acquire warrants or rights to purchase equity or fixed income securities at a specified price during a specific period of time. A Fund will make such investments only if the underlying securities are deemed appropriate by the Fund’s subadviser for inclusion in the Fund’s portfolio. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options. (See “Options” in this section of the SAI for information about call options.)

Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. However, unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund holding such warrants to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options. (See “Options” in this section of the SAI for information about index options.) Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

❖	When-Issued and Delayed Delivery Transactions. Each Fund may purchase securities on a when-issued or forward commitment basis. These transactions are also known as delayed delivery transactions. (The phrase “delayed delivery” is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.

When-issued purchases and forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, the Fund might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. The Fund will not enter into such transactions for the purpose of leverage.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund’s NAV starting on the first business day after the date of the agreement to purchase the securities. The Fund will be subject to the rights and risks of ownership of the securities on the agreement date. However, the Fund will not earn interest on securities it has committed to purchase until they are paid for and received. A seller’s failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous and could cause the Fund to incur expenses associated with unwinding the transaction.

When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Fund’s assets. Fluctuations in the market value of the underlying securities will not be reflected in the Fund’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but the Fund may agree to a longer settlement period.

The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward-commitment basis, the Fund will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

INVESTMENT LIMITATIONS

Fundamental Investment Limitations

Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. As used in this SAI and in the Prospectuses, a “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

With respect to all of the Funds, except as noted, each Fund may not:

1.	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. (This does not apply to the Virtus Stone Harbor Emerging Markets Debt Fund and the Virtus Stone Harbor Local Markets Fund.)

2.	Purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities.

3.	Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

4.	Issue “senior securities” in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

5.	Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

6.	Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

7.	Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

8.	Lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

With respect to investment limitation (2) above, when selecting investments for a Fund, the subadviser will consider the concentration policy of any exchange-traded fund (“ETFs”), mutual funds and closed-end funds. For purposes of determining the amount of each Fund’s assets invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of related industries, the Funds will look through to the securities held by an affiliated mutual fund in which the Fund invests; however, as of the date of this SAI the Funds will not look through to the securities held by any ETFs, unaffiliated mutual funds and/or closed-end funds in which the Fund invests.

Except with respect to investment restriction (3) above, if any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to investment restriction (3), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

Section 12 of the 1940 Act limits the percentage of shares of other mutual funds that a fund may purchase. The Funds have obtained exemptive relief from the SEC to permit them to invest in affiliated and unaffiliated funds, including ETFs, beyond the statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. Each Fund may rely on the various exemptive orders to invest in shares of other mutual funds, including ETFs as applicable. In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the Investment Company Act of 1940. Rule 12d1-4, which became effective on January 19, 2021, will permit the Funds to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters will be effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and no-action letters and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1). The Funds do not believe these regulatory changes will require changes to their investment strategies.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Board is responsible for the overall supervision of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities, and performs the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law. The officers, who administer the Funds’ daily operations, are appointed by the Board and generally are employees of the Administrator or one of its affiliates. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. The Trust has no employees.

Unless otherwise noted, each Trustee of the Trust also serves as a Trustee of other Virtus Funds and the address of each individual is c/o Virtus Funds, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years

Burke, Donald C. YOB: 1960 Served Since: 2016 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).

Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2017 96 Portfolios	Private Investor (since 2021); Professor and Dean Emeritus (2015 to 2021), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.

Mallin, John R. YOB: 1950 Served Since: 2016 96 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).

Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McDaniel, Connie D. YOB: 1958 Served Since: 2017 96 Portfolios

Retired (since 2013). Vice

President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation

(2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company.

Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

McLoughlin, Philip YOB: 1946 Served Since: 1999 106 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2021), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Advisory Board Member (since 2021), Virtus AllianzGI Convertible & Income 2024 Target Term Fund and Virtus AllianzGI Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (55 portfolios).

Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (55 portfolios).

Walton, R. Keith YOB: 1964 Served Since: 2020 96 Portfolios	Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure Partners.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.

Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Zino, Brian T. YOB: 1952 Served Since: 2020 103 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).

Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020), Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

Interested Trustee

Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 108 Portfolios

Director, President and Chief

Executive Officer (since 2008),

Virtus Investment Partners, Inc.

and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).

Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee and President (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); and Chairman and Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (55 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.

*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

Advisory Board Members

Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Cogan, Sarah E. YOB: 1956 Served Since: 2021 103 Portfolios

Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2018); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).

Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2019), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; and Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios).

DeCotis, Deborah A. YOB: 1952 Served Since: 2021 103 Portfolios

Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); Trustee, Stanford University (2010 to 2015); and Principal, LaLoop LLC, a retail accessories company (1999 to 2014).

Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (since 2013), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (12 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Managed Accounts Trust (5 portfolios); and Trustee (since 2011), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund.

Drummond, F. Ford YOB: 1962 Served Since: 2021 103 Portfolios

Owner/Operator (since 1998), Drummond Ranch; formerly Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMI Health Plans (benefits administration).

Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus AllianzGI Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (12 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years

Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Senior Vice President (since 2021), AllianzGI Closed-End Funds; Senior Vice President (since 2017) and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017) and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017) and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus AllianzGI Closed-End Funds; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Chief Financial Officer and Treasurer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Chief Financial Officer and Treasurer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President ( 2016 to 2021), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust; Director (since 2013), Virtus Global Funds, PLC; and Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President and Assistant Secretary (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President and Assistant Secretary (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Assistant Secretary, (since 2021), Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc.; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013) and Assistant Secretary (2013 to 2014 and 2017 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (2015 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017); Vice President (2011 to 2017); and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President and Chief Compliance Officer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President and Chief Compliance Officer, Virtus Investment Trust, Virtus Strategy Trust and Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (2012 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021), Vice President (2014 to 2017) and Chief Compliance Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.

Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus Closed-End Funds; Senior Vice President (2018 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Senior Vice President (since 2018), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Executive Vice President, Product Management (since 2021), and Executive Vice President and Chief Operating Officer (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President (since 2021), Virtus Mutual Fund Family, Virtus Investment Trust, Virtus Strategy Trust, Virtus Global Multi-Sector Income Fund, and Virtus Total Return Fund Inc.; Executive Vice President (May to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

Leadership Structure and the Board of Trustees

The Board is currently composed of 9 trustees, including 8 Independent Trustees. In addition to five regularly scheduled meetings per year, the Board holds special meetings either in person or via telephone to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established several standing committees to assist the Board in performing its oversight responsibilities, and each such committee has a chairperson. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board has appointed Mr. McLoughlin, an Independent Trustee, to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and between meetings generally acts as a liaison with the Trust’s service providers, officers, legal counsel, and the other Trustees. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. Mr. McLoughlin previously served as the Chairman and Chief Executive Officer of the company that is now Virtus; however, he is now an Independent Trustee due to (a) the fact that Virtus is no longer affiliated with The Phoenix Companies, Inc. (which was its parent company when Mr. McLoughlin retired) and (b) the passage of time. As a result of this balance, it is believed that Mr. McLoughlin has the ability to provide independent oversight of the Trust’s operations within the context of his detailed understanding of the perspective of the Adviser and the Trust’s other service providers. The Board therefore considers leadership by Mr. McLoughlin as enhancing the Board’s ability to provide effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests.

The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Aylward, who is currently the Chairman and President of the Adviser, and the President and Chief Executive Officer of Virtus, and serves in various executive roles with other affiliates of the Adviser who provide services to the Trust, provides the Board with the Adviser’s perspective in managing and sponsoring the Virtus Funds as well as the perspective of other service providers to the Trust. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Board has established several standing committees to oversee particular aspects of the Funds’ management. The members of each Committee are set forth below:

The Audit Committee

The Audit Committee is responsible for overseeing the Funds’ accounting and auditing policies and practices. The Audit Committee reviews the Funds’ financial reporting procedures, their system of internal control, the independent audit process, and the Funds’ procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members include Connie D. McDaniel, Chairperson, Donald C. Burke, Deborah A. DeCotis (Advisory Member), John R. Mallin and Brian T. Zino. The Audit Committee met six times during the Trust’s last fiscal year.

The Compliance Committee

The Compliance Committee is responsible for overseeing the Funds’ compliance matters. The Compliance Committee oversees and reviews (1) information provided by the Funds’ officers, including the Funds’ CCO, the Funds’ investment adviser and other principal service providers, and others as appropriate; (2) the codes of ethics; (3) whistleblower reports; and (4) distribution programs. The Compliance Committee is composed entirely of Independent Trustees; its members are Geraldine M. McNamara, Chairperson, Sarah E. Cogan (Advisory Member), F. Ford Drummond (Advisory Member), Sidney E. Harris, and R. Keith Walton. The Compliance Committee met six times during the Trust’s last fiscal year.

The Executive Committee

The function of the Executive Committee is to serve as a delegate of the full Board, as well as act on behalf of the Board when it is not in session, subject to limitations as set by the Board. The Executive Committee is composed entirely of Independent Trustees; its members are Philip R. McLoughlin, Chairperson, Donald C. Burke, Deborah A. DeCotis (Advisory Member), Sidney E. Harris, and Brian T. Zino. The Executive Committee met six times during the Trust’s last fiscal year.

The Governance and Nominating Committee

The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees, and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are Brian T. Zino, Chairperson, Sarah E. Cogan (Advisory Member), Sidney E. Harris, Philip R. McLoughlin and R. Keith Walton. The Governance and Nominating Committee met seven times during the Trust’s last fiscal year.

The Governance and Nominating Committee considers candidates for trusteeship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for trusteeship. The committee considers all relevant qualifications of candidates for trusteeship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Trustee. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for trusteeship in this context.

The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder or shareholder group submitting a nomination must hold either individually or in the aggregate for at least one full year as of the date of nomination 5% of the shares of a series of the Trust, among other qualifications and restrictions. Shareholders or shareholder groups submitting nominees must comply with all requirements set forth in the Trust’s policy for consideration of Trustee nominees recommended by shareholders and any such submission must be in writing, directed to the attention of the Governance and Nominating Committee in care of the Trust’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

In addition to the information set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

George R. Aylward

In addition to his positions with the Trust, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser. He also holds various executive positions with the Adviser, certain Virtus Funds’ subadvisers, the Distributor and the Administrator to the Trust, and various of their affiliates, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director/trustee of open-end and closed-end funds managed by the Adviser and its affiliates.

Donald C. Burke

Mr. Burke has extensive financial and business experience in the investment management industry. He was employed by BlackRock, Inc. (2006-2009) and Merrill Lynch Investment Managers (1990-2006) where he held a number of roles including Managing Director and President and Chief Executive Officer of the BlackRock U.S. mutual funds. In this role, Mr. Burke was responsible for the accounting, tax and regulatory reporting requirements for over 300 open and closed-end funds. He also served as a trustee for numerous global funds that were advised by BlackRock, Inc. Mr. Burke currently serves as a director and Audit Committee Chairman of Avista Corp., a public company involved in the production, transmission and distribution of energy. Mr. Burke started his career at Deloitte & Touche (formerly Deloitte Haskins & Sells) and is a certified public accountant. He has also served on a number of nonprofit boards. He is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Sidney E. Harris

Dr. Sidney Harris has extensive knowledge of best practices in executive management, familiarity with international business practices and expertise in corporate strategy implementation, risk management, technology, asset management compliance and investments. Until recently, Dr. Harris was Professor and Dean Emeritus at the J. Mack Robinson College of Business at Georgia State University. He was affiliated with the J. Mack Robinson College of Business from 1997 to 2021, including serving as Professor (1997 to 2014) and Dean (1997 to 2004). Most recently, Dr. Harris was Professor of Computer Information Systems, Management and International Business. Prior to joining Georgia State University, Dr. Harris was Professor (1987 to 1996) and former Dean (1991 to 1996) of the Peter F. Drucker Graduate School of Management at Claremont Graduate University (currently Peter F. Drucker and Masotoshi Ito Graduate School of Management). He served as Independent Trustee of the RidgeWorth Funds Board of Trustees (2004 to 2017) and as Independent Chairman (2007 to 2017). He served as a member of the RidgeWorth Funds Governance and Nominating Committee (2004 to 2017) and Audit Committee (2006 to 2017). Dr. Harris previously served on the Board of Transamerica Investors (1995 to 2005). Dr. Harris previously served as a Director of Total System Services, Inc. (1999 to 2019). He served on the Board of Directors of KIPP Metro Atlanta, served as Chairman of the International University of the Grand-Bassam (“IUGB”) Foundation (2012 to 2017), and serves on the Board of Directors of the IUGB Foundation (since 2012). Dr. Harris also serves as a Trustee of the Mutual Funds Directors Forum (since 2019). He is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

John R. Mallin

Mr. Mallin is a real estate partner and former practice group leader for the Real Property Practice Group at McCarter & English LLP. During his career, he has been involved in all aspects of real estate development and financial transactions related to real estate. Mr. Mallin also has oversight and corporate governance experience as a director, including as a chair, of non-profit entities. Mr. Mallin is also a trustee of several other open-end funds managed by the Adviser. He is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Connie D. McDaniel

Ms. McDaniel, currently retired, has extensive domestic and international business experience, particularly with respect to finance, strategic planning, risk management and risk assessment functions. She is retired from The Coca-Cola Company, where she served as Vice President and Chief of Internal Audit, Corporate Audit Department (2009 to 2013), Vice President, Global Finance Transformation (2007 to 2009), Vice President and Controller (1999 to 2007), and held various management positions (1989 to 1999). While at The Coca-Cola Company, Ms. McDaniel chaired that company’s Ethics and Compliance Committee (2009 to 2013) and developed a knowledge of corporate governance matters. Prior to The Coca-Cola Company, she was associated with Ernst & Young (1980 to 1989). Ms. McDaniel served as Independent Trustee of the RidgeWorth Funds Board of Trustees from 2005 to 2017. She was Chairman of the RidgeWorth Funds Audit Committee (2008 to 2017), designated Audit Committee Financial Expert (2007 to 2017) and a member of the RidgeWorth Funds Governance and Nominating Committee (2015 to 2017). Ms. McDaniel also serves as a Director of Total System Services, Inc. (2014 to 2019) and currently serves as a Director of Global Payments Inc. (since 2019) and Director of North Florida Land Trust (since 2021). Ms. McDaniel served as Chair of the Georgia State University Robinson College of Business Board of Advisors (2014 to 2016) and has served as a member of the Georgia State University Robinson College of Business Board of Advisors since 2011. Ms. McDaniel is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Philip R. McLoughlin

Mr. McLoughlin has an extensive legal, financial and asset management background. In 1971, he joined Phoenix Investment Partners, Ltd. (then, Phoenix Equity Planning Corp.), the predecessor of Virtus Investment Partners, Inc., as Assistant Counsel with responsibility for various compliance and legal functions. During his tenure, Mr. McLoughlin assumed responsibility for most functions in the firm’s advisory, broker-dealer and fund management operations, and eventually ascended to the role of President. Mr. McLoughlin then served as General Counsel, and later Chief Investment Officer, of Phoenix Mutual Life Insurance Company, the parent company of Phoenix Investment Partners. Among other functions, he served as the senior management liaison to the boards of directors of the insurance company’s mutual funds and closed-end funds and had direct oversight responsibility for the funds’ portfolio managers. In 1994, Mr. McLoughlin was named Chief Executive Officer of Phoenix Investment Partners, and continued in that position, as well as Chief Investment Officer of Phoenix Mutual Life Insurance Company, until his retirement in 2002. He is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates, including serving as the chairman of the board of several such funds.

Geraldine M. McNamara

Ms. McNamara was an executive at U.S. Trust Company of New York for 24 years, where she rose to the position of Managing Director. Her responsibilities at U.S. Trust included the oversight of U.S. Trust’s personal banking business. In addition to her managerial and banking experience, Ms. McNamara has experience in advising individuals on their personal financial management, which has given her an enhanced understanding of the goals and expectations that individual investors may have. Ms. McNamara is also a director/trustee of open-end and closed-end funds managed by the Virtus affiliates.

R. Keith Walton

Mr. Walton’s business and legal background, and his extensive service with other boards, provide valuable insight to the Board and its committees regarding corporate governance and best practices. He is an honors graduate of Yale University and the Harvard Law School. Mr. Walton was a Director of Systematica Investments Limited Funds (2006 to 2019) and a Director of BlueCrest Capital Management Funds (2006 to 2017). He is also the founding Principal and Chief Administrative Officer at Global Infrastructure Partners (since 2006) and served as the Managing Director at Lafayette Square Holding Company LLC (2020 to 2021). Mr. Walton is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Brian T. Zino

Mr. Zino, currently retired, was employed by J. & W. Seligman and Co. Inc., a privately held New York City investment firm managing Closed End Investment Companies, a family of mutual funds, institutional accounts and operating a trust company (1982 to 2009). For the last 15 of those years, he served as president and CEO of Seligman. His extensive mutual fund, financial and business background and years of service as a director of a large non-affiliated family of both open- and closed-end funds bring valuable skills and business judgment to the Board and its committees. Mr. Zino is also a certified public accountant and has an extensive background in accounting matters relating to investment companies. He also served as a Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002) on the board of the ICI Mutual Insurance Company and as a Member of the Board of Governors of ICI (1998 to 2008). Mr. Zino is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Information about Each Advisory Board Member’s Qualification, Experience, Attributes or Skills

Sarah E. Cogan

Ms. Cogan has substantial legal background and experience in the investment management industry. She was a partner at Simpson Thacher & Bartlett LLP, a large international law firm, in the corporate department for over 25 years and former head of the registered funds practice. She has extensive experience in oversight of investment company boards through her prior experience as counsel to the Independent Trustees of the series of Allianz Funds (now known as Virtus Investment Trust) and Allianz Funds Multi-Strategy Trust (now known as Virtus Strategy Trust) and as counsel to other independent trustees, investment companies and asset management firms. She is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Deborah A. DeCotis

Ms. DeCotis has substantial senior executive experience in the investment banking industry, having served as a Managing Director for Morgan Stanley. She has extensive board experience and/or experience in oversight of investment management functions through her experience as a trustee of Stanford University and Smith College and as a director of Armor Holdings and The Helena Rubinstein Foundation, Stanford Graduate School of Business. Ms. DeCotis is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

F. Ford Drummond

Mr. Drummond has substantial legal background and experience in the oversight and management of regulated companies through his work as General Counsel of BMI Health Plans, a benefits administrator. He has substantial board experience in the banking sector as a director of BancFirst Corporation, Oklahoma’s largest state chartered bank, and as a former director of The Cleveland Bank. Mr. Drummond also previously served as a member and chairman of the Oklahoma Water Resources Board, which provides tax exempt financing for water infrastructure projects in the state. He is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Board Oversight of Risk Management

As a registered investment company, the Trust is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Trust’s risk management structure by the Trust’s Adviser, Administrator, Distributor, Transfer Agent, officers and others. The responsibility to manage the Funds’ risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties.

The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Trust’s service providers and officers. The Trust’s Adviser, subadvisers, Distributor, Administrator, Transfer Agent, officers and legal counsel prepare regular reports to the Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chairman or a senior officer.

The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds and senior management of the Funds’ subadvisers meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks. To the extent that a Fund changes a primary investment strategy, the Board generally is consulted in advance with respect to such change.

The Board receives regular written reports from the Trust’s Chief Financial Officer that enable the Board to monitor the number of fair valued securities in the Funds’ portfolios, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Funds’ portfolios. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Funds’ independent auditors in connection with the review of the results of the audit of the Funds’ year-end financial statements.

The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and meets regularly with the Trust’s CCO to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser and Virtus, provide the Board with reports on their examinations of functions and processes within the Adviser and the subadvisers that affect the Funds. The Board also adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

In its annual review of the Funds’ advisory, subadvisory and distribution agreements, the Board reviews information provided by the Adviser, the subadvisers and the Distributor relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.

The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board periodically reviews the effectiveness of its oversight of the Funds and the other funds in the Virtus Funds family, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Fund Holdings as of December 31, 2020(1)

As of December 31, 2020, the Trustees beneficially owned shares of the Funds as set forth in the table below.

Independent Trustees	Dollar Range of Equity Securities in a Fund of the Trust(1)	Aggregate Dollar Range of Trustee Ownership in all Funds Overseen by Trustee in Family of Investment Companies(2)
Donald C. Burke	None	Over $100,000
Sidney E. Harris	None	Over $100,000
John R. Mallin	None	Over $100,000
Connie D. McDaniel	None	Over $100,000
Philip R. McLoughlin	None	Over $100,000
Geraldine M. McNamara	None	Over $100,000
R. Keith Walton	None	None
Brian T. Zino	None	Over $100,000

(1) The Funds have not yet commenced operations as of the date of this SAI.

(2) Holdings exclude any exposure through the Deferred Compensation Plan, which may be counted towards the Trustee Ownership Policy but are not considered ownership for any other purpose.

Interested Trustee	Dollar Range of Equity Securities in a Fund of the Trust(1)	Aggregate Dollar Range of Trustee Ownership in all Funds Overseen by Trustee in Family of Investment Companies(2)
George R. Aylward	None	Over $100,000

As of November 30, 2021, the Trustees and Officers of the Trust as a whole owned less than 1% of the outstanding shares of any of the Funds or their classes.

Trustee Compensation

Trustees who are not employed by the Adviser or its affiliates receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Funds who are interested persons are compensated for their services by the Adviser of the Funds, or an affiliate of the Adviser of the Funds, and receive no compensation from the Funds. The Trust does not have any retirement plan for its Trustees.

For the Trust’s fiscal period ended September 30, 2021, the current Trustees received the following compensation:

Independent Trustees	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees
Donald C. Burke	$90,995	$408,667 (96 Funds)
Sidney E. Harris	$91,230	$316,667 (93 Funds)
John R. Mallin	$91,231	$316,667 (93 Funds)
Connie D. McDaniel	$103,076	$356,250 (93 Funds)
Philip R. McLoughlin	$136,637	$671,917 (103 Funds)
Geraldine M. McNamara	$100,149	$438,250 (96 Funds)
R. Keith Walton	$91,230	$316,667 (93 Funds)
Brian T. Zino	$84,623	$345,833 (100 Funds)

Interested Trustee	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees
George R. Aylward	None	None

Advisory Board Member	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees
Sarah E. Cogan(1)	$64,090	$302,500 (100 Funds)
Deborah A. DeCotis(1)	$64,090	$293,333 (100 Funds)
F. Ford Drummond(1)	$64,092	$297,917 (100 Funds)

(1) Became an Advisory Board Member of the Trust, effective February 1, 2021.

Sales Loads

The Trust’s Trustees are permitted to invest in Class I shares of each Fund without initial or subsequent minimum investment requirements. Class I shares do not carry a sales load.

Code of Ethics

The Trust, its Adviser, subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Fund has a pending order. The Trust has also adopted a Code of Ethics for Chief Executive and Senior Financial Officers as required by Section 406 of the Sarbanes-Oxley Act of 2002.

Proxy Voting Policies

The Trust has adopted a Policy Regarding Proxy Voting (the “Policy”) stating the Trust’s intention for the Funds to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds or their voting delegates will endeavor to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Funds or their voting delegates must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

In the absence of a specific direction to the contrary from the Board, the Adviser or the subadviser that is managing a Fund is responsible for voting proxies for such Fund, or for delegating such responsibility to a qualified, independent organization engaged by the Adviser or respective subadviser to vote proxies on its behalf. The applicable voting party will vote proxies in accordance with the Policy or its own policies and procedures, which must be reasonably designed to further the best economic interests of the affected Fund shareholders. Because the Policy and the applicable voting party’s policies and procedures used to vote proxies for the Funds both are designed to further the best economic interests of the affected Fund shareholders, they are not expected to conflict with one another although the types of factors considered by the applicable voting party under its own policies and procedures may be in addition to or different from the ones listed below for the Policy.

The Policy specifies the types of factors to be considered when analyzing and voting proxies on certain issues when voting in accordance with the Policy, including, but not limited to:

•	Anti-takeover measures – the overall long-term financial performance of the target company relative to its industry competition.

•	Corporate Governance Matters – tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with changes in capital structure.

•	Contested elections – the qualifications of all nominees; independence and attendance record of board and key committee members; entrenchment devices in place that may reduce accountability.

•	Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

•	Shareholder proposals – whether the proposal is likely to enhance or protect shareholder value; whether identified issues are more appropriately or effectively addressed by legal or regulatory changes; whether the issuer has already appropriately addressed the identified issues; whether the proposal is unduly burdensome or prescriptive; whether the issuer’s existing approach to the identified issues is comparable to industry best practice.

The Funds and their voting delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, subadviser, other voting delegate, Distributor, or any affiliated person of the Funds, on the other hand.

Depending on the type and materiality, the Board or its delegates may take the following actions, among others, in addressing any material conflicts of interest that arise with respect to voting (or directing voting delegates to vote): (i) rely on the recommendations of an established, independent third party proxy voting vendor; (ii) vote pursuant to the recommendation of the proposing delegate; (iii) abstain; (iv) where two or more delegates provide conflicting requests, vote shares in proportion to the assets under management of each proposing delegate; (v) vote shares in the same proportion as the vote of all other shareholders of such issuer; or (vi) the Adviser may vote proxies where the subadviser has a direct conflict of interest. The Policy requires each Adviser/subadviser that is a voting delegate to notify the Chief Compliance Officer of the Trust (or, in the case of a subadviser, the Chief Compliance Officer of the Adviser) of any actual or potential conflict of interest that is identified and provide a recommended course of action for protecting the best interests of the affected Fund’s shareholders. No Adviser/subadviser or other voting delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board (or the Executive Committee thereof) or the Chief Compliance Officer of the Trust.

The Policy further imposes certain record-keeping and reporting requirements on each Adviser/subadviser or other voting delegate.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, no later than August 31 of each year, free of charge by calling, toll-free, 800.243.1574, or on the SEC’s Web site at www.sec.gov.

Following is information about the policies and procedures followed by each subadviser to the Funds in voting proxies for their respective Funds.

In voting proxies, Stone Harbor is responsible for making investment decisions that seek to add value to its client assets and that are in the best interest of its clients. Stone Harbor has adopted proxy voting policies, general guidelines and procedures. As an adviser that primarily invests in fixed-income securities, Stone Harbor does not frequently have to vote proxies on behalf of its clients. In voting proxies, Stone Harbor is guided by general fiduciary principles. Stone Harbor’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Stone Harbor attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize such value.

It is anticipated that Stone Harbor will generally follow its proxy voting general guidelines. If deemed to be in the best interests of a client, a portfolio manager may override the general guidelines without consultation with Stone Harbor’s Compliance & Risk Committee, unless the situation involves a conflict of interest. All overrides are subject to review by the Stone Harbor Compliance & Risk Committee.

In voting client proxies, Stone Harbor may encounter various potential conflicts of interest, such as when voting proxies pertaining to existing clients, potential clients, existing vendors, or lenders. In any case involving a potential or known conflict of interest, Stone Harbor personnel will consult with the Stone Harbor Compliance & Risk Committee in an attempt to resolve an actual or potential conflict. In addition, the Stone Harbor Compliance & Risk Committee reviews the proxy voting guidelines and portfolio manager overrides on at least an annual basis.

A complete copy of Stone Harbor’s current Proxy Voting Policies, Procedures and Guidelines may be obtained by sending a written request to Stone Harbor Investment Partners LP, Attn: Compliance, 31 West 52nd Street, 16th Floor, New York, New York 10019.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 20, 2021, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class, or 25% or more of the outstanding shares of all classes, of the Funds included in this SAI are shown in Appendix B — Control Persons and Principal Shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The investment adviser to each of the Funds is VAIA, located at One Financial Plaza, Hartford, Connecticut 06103. VAIA, an indirect, wholly-owned subsidiary of Virtus, had approximately $335 million in assets under management as of September 30, 2021.

Investment Advisory Agreement and Expense Limitation Agreement

The investment advisory agreement, approved by the Board, provides that the Trust will bear all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of VAIA or any of its affiliates, expenses of Trustees, and shareholders’ meetings, expenses of printing and mailing proxy soliciting material, expenses of the insurance premiums for fidelity and other coverage, expenses of the repurchase and redemption of shares, expenses of the issue and sale of shares (to the extent not borne by VP Distributors under its agreement with the Trust), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, and bookkeeping, auditing and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. If authorized by the Board, the Trust will also pay for extraordinary expenses and expenses of a non-recurring nature which may include, but shall not be limited to, the reasonable cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Trust is a party.

Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Funds.

For managing, or directing the management of, the investments of each fund, VAIA is entitled to a fee, payable monthly, at the following annual rates as calculated on the value of each Fund’s average daily net assets:

Fund	Fee Rate
Virtus Stone Harbor Emerging Markets Corporate Debt Fund	0.85%
Virtus Stone Harbor Emerging Markets Debt Fund	0.60%
Virtus Stone Harbor Emerging Markets Debt Allocation Fund	0.70%
Virtus Stone Harbor High Yield Bond Fund	0.50%
Virtus Stone Harbor Local Markets Fund	0.75%
Virtus Stone Harbor Strategic Income Fund	0.55%

VAIA has contractually agreed to limit the annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the following Funds, through the dates indicated:

Fund	Class A	Class I	Through Date
Virtus Stone Harbor Emerging Markets Corporate Debt Fund	1.25%	1.00%	Two years from the effective date of the reorganization.
Virtus Stone Harbor Emerging Markets Debt Fund	1.00%	0.73%	Two years from the effective date of the reorganization.
Virtus Stone Harbor Emerging Markets Debt Allocation Fund	1.10%	0.85%	Two years from the effective date of the reorganization.
Virtus Stone Harbor High Yield Bond Fund	0.90%	0.65%	Two years from the effective date of the reorganization.
Virtus Stone Harbor Local Markets Fund	1.25%	1.00%	Two years from the effective date of the reorganization.
Virtus Stone Harbor Strategic Income Fund	0.95%	0.70%	Two years from the effective date of the reorganization.

Following the contractual period, the Adviser may discontinue these expense caps and/or fee waivers at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account. The Adviser also may, at its discretion, from time to time pay for other Fund expenses from its own assets or reduce the management fee of a Fund in excess of that required.

The investment advisory agreement also provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of such Adviser in the performance of its duties thereof.

Provided it has been approved by a vote of the majority of the outstanding shares of a Fund of the Trust which is subject to its terms and conditions, the investment advisory agreement continues from year to year with respect to such Fund so long as (1) such continuance is approved at least annually by the Board or by a vote of the majority of the outstanding shares of such Fund and (2) the terms and any renewal of the agreement with respect to such Fund have been approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons, as that term is defined in the 1940 Act, of the Trust or the relevant Adviser, cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for the purpose of voting on such approval. On sixty days’ written notice and without penalty the agreement may be terminated as to the Trust or as to a Fund by the Board or by the relevant Adviser and may be terminated as to a Fund by a vote of the majority of the outstanding shares of such Fund. The Agreement automatically terminates upon its assignment (within the meaning of the 1940 Act). The agreement provides that upon its termination, or at the request of the relevant Adviser, the Trust will eliminate all reference to Virtus from its name and will not thereafter transact business in a name using the word Virtus.

Adviser Affiliates

George Aylward, Jennifer Fromm, and Richard Smirl each serve as an officer of the Trust and as an officer and/or director of the Adviser. The other principal executive officers of the Adviser are: Michael Angerthal, Executive Vice President, Treasurer and a Director; Wendy Hills, Executive Vice President, General Counsel and Secretary; Chet Persaud, Chief Compliance Officer; and David Hanley, Senior Vice President and Assistant Treasurer. The directors of the Adviser are George Aylward, Michael Angerthal and Wendy Hills.

Advisory Fees

For services to the Predecessor Funds during the fiscal years ended May 31, 2021, 2020 and 2019, Stone Harbor, as investment adviser, received fees shown in the following table for services to the Funds, the amount of expenses reimbursed by the Adviser, and the actual fee received by Stone Harbor, during the fiscal years ended May 31, 2021, 2020 and 2019 under the investment advisory agreement in effect.

Fund	Gross Advisory Fees			Advisory Fee Waived and/or Expenses Reimbursed ($)			Net Advisory Fee ($)
	2019	2020	2021	2019	2020	2021	2019	2020	2021
Stone Harbor EM Corporate Debt Fund	112,012	143,413	51,510	150,050	158,627	147,813	(38,038)	(15,214)	(96,303)
Stone Harbor EM Debt Fund	7,143,932	6,830,363	7,480,532	-	-	-	7,143,932	6,830,363	7,480,532
Stone Harbor EM Debt Allocation Fund	204,676	203,937	196,555	339,291	348,402	364,009	(134,615)	(144,465)	(167,454)
Stone Harbor High Yield Fund	452,536	392,597	394,260	168,393	172,784	174,664	284,143	219,813	219,596
Stone Harbor Local Markets Fund	7,240,832	3,534,555	1,450,395	-	-	70,180	7,240,832	3,534,555	1,380,215
Stone Harbor Strategic Income Fund	176,350	177,997	169,119	331,575	336,893	325,418	(155,225)	(158,896)	(156,299)

Subadvisers and Subadvisory Agreements

VAIA has entered into subadvisory agreements with respect to each Fund. Each subadvisory agreement provides that VAIA will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the Funds for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. VAIA remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement is initially scheduled to remain in effect for two years and will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees. The subadvisory fees are paid by VAIA out of its advisory fees from the Funds. While the subadvisers appointed to manage the Funds’ assets may change over time as discussed in the Funds’ Prospectuses, the following firms are those entities serving as the Funds’ subadvisers as of the date of this SAI.

Stone Harbor– Stone Harbor EM Corporate Debt Fund, Stone Harbor EM Debt Fund, Stone Harbor EM Debt Allocation Fund, Stone Harbor High Yield Fund, Stone Harbor Local Markets Fund and Stone Harbor Strategic Income Fund

Stone Harbor, a wholly-owned affiliate of the Adviser, is located at 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor was established in 2006 and provides investment advisory services to clients located throughout the world. As of September 30, 2021, Stone Harbor managed approximately $14.9 billion in assets.

For its services as a subadviser, VAIA pays Stone Harbor at the rate of 50% of the net advisory fee paid by each Fund for which Stone Harbor acts as subadviser.

Administrator

VFS is the administrator of the Trust. VFS is an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser. For its services as administrator, VFS receives an administration fee based upon the average net assets(1) across all series of the Virtus Mutual Funds at the following annual rates:

First $15 billion	0.10%
$15+ billion to $30 billion	0.095%
$30+ billion to $50 billion	0.09%
Greater than $50 billion	0.085%

(1) On portfolios in excess of $10 billion, the fee is 0.07% on assets over $10 billion.

The following table shows the dollar amount of fees paid that the Predecessor Funds paid to ALPS Fund Services, Inc., for its administrative services with respect to each Predecessor Fund, for the fiscal years ended May 31, 2019, 2020 and 2021, for its administrative services with respect to each Fund.

Fund	Administration Fee ($)
	2019	2020	2021
Stone Harbor EM Corporate Debt Fund	16,898	16,278	11,544
Stone Harbor EM Debt Fund	639,653	656,408	739,860
Stone Harbor EM Debt Allocation Fund	20,886	21,668	21,560
Stone Harbor High Yield Fund	57,787	51,500	54,195
Stone Harbor Local Markets Fund	519,766	274,122	121,651
Stone Harbor Strategic Income Fund	25,637	26,501	26,097

Sub-administrative and Accounting Agent

The Trust has entered into an agreement with BNY Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, pursuant to which BNY Mellon acts as sub-administrative and accounting agent of the Trust. For its services in this capacity, BNY Mellon receives a fee based on the Funds’ aggregate average net assets across the Virtus Mutual Funds. In addition to the asset-based fee, BNY Mellon is entitled to certain non-material fees, as well as out of pocket expenses.

Distributor

VP Distributors, a broker-dealer registered with FINRA and which is an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser and certain subadvisers, serves as distributor of the Funds’ shares. The principal office of VP Distributors is located at One Financial Plaza, Hartford, Connecticut 06103. George R. Aylward, Jennifer Fromm, Nancy J. Engberg, and Richard W. Smirl each serve as an officer of the Trust and as an officer for the Distributor.

The Trust and VP Distributors have entered into an underwriting agreement under which VP Distributors has agreed to use its best efforts to find purchasers for Trust shares and the Trust has granted to VP Distributors the exclusive right to purchase from the Funds and resell, as principal, shares needed to fill unconditional orders for Fund shares. VP Distributors may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. VP Distributors may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with VP Distributors. It is not anticipated that termination of sales agreements with banks and bank affiliated securities brokers would result in a loss to their customers or a change in the NAV per share of a Fund of the Trust.

For its services under the underwriting agreement, VP Distributors receives sales charges on transactions in Fund shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, VP Distributors may receive payments from the Trust pursuant to the Distribution Plans described below.

The underwriting agreement may be terminated at any time by 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the appropriate Class of outstanding voting securities of the Funds, or by vote of a majority of the Trust’s Trustees who are not parties to the underwriting agreement or “interested persons” of any party and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The underwriting agreement will terminate automatically in the event of its “assignment,” as defined in Section 2(a)(4) of the 1940 Act.

Dealer Concessions

Class A Shares and Class I Shares Only

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on purchases of Class A Shares as set forth below.

Amount of Acquisition at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None

Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of Fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or in some cases, the Distributor may pay certain fees from its own profits and resources.

Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the funds for providing certain recordkeeping and related services to the funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of Fund shares.

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to Equitable Advisors, LLC. For all Virtus Mutual Funds in this SAI, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. The CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For all Virtus Mutual Funds in this SAI, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. (For the exact rate for your Fund(s), please refer to the chart in the section of the Funds’ prospectus entitled “Sales Charges” under “What are the classes and how do they differ?”) VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and appropriate recommendations free of any influence by reason of these arrangements.

The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and appropriate recommendations free of any influence by reason of these arrangements.

A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the “Our Products” section, go to the Mutual Funds page under “Individual Investors” and click on the link for Breakpoint (Volume) Discounts.

Custodian

The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286, serves as the custodian (the “Custodian”) of the Funds’ assets. The Custodian designated by the Board holds the securities in the Funds’ portfolios and other assets for safe keeping. The Custodian does not and will not participate in making investment decisions for the Funds. The Trust has authorized the Custodian to appoint one or more sub-custodians for the assets of the Funds held outside the United States. The securities and other assets of each Fund are held by its Custodian or any sub-custodian separate from the securities and assets of each other Fund.

Transfer Agent and Sub-Transfer Agent

VFS acts as transfer agent for the Trust. Pursuant to a Transfer Agent and Service Agreement, VFS receives a fee, based on the average net assets at an annual rate ranging from 0.045% to 0.0375%. VFS is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by VFS or the Funds. Pursuant to an agreement among the Trust, VFS and BNY Mellon, BNY Mellon serves as sub-transfer agent to perform certain shareholder servicing functions for the Funds. For performing such services, BNY Mellon receives a monthly fee from the Funds as approved by the Board.

Legal Counsel to the Trust and the Independent Trustees

Sullivan & Worcester, LLP, 1666 K Street, NW, Washington, D.C. 20006, acts as legal counsel to the Trust and its Independent Trustees and reviews certain legal matters for the Trust in connection with the shares offered by the Prospectus.

Independent Registered Public Accounting Firm

PwC serves as the independent registered public accounting firm for the Trust. PwC audits the Trust’s annual financial statements and expresses an opinion thereon. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Trust from time to time. PwC’s business address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan for Class A shares (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. Class A Shares pay a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Funds.

Expenditures under the Plan may consist of: (i) commissions to sales personnel for selling shares of a Fund (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Virtus Mutual Funds for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund’s Prospectuses and SAI for distribution to potential investors; (vii) expenses related to the cost of financing or providing such financing from the Distributor’s or an affiliate’s resources in connection with the Distributor’s payment of such distribution expenses; and (viii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Fund. From the fees received, the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. In the case of shares of the Funds being sold to an affiliated fund of funds, fees payable under the Plan shall be paid to the distributor of the fund of funds. This fee will not exceed on an annual basis 0.25% of the average annual NAV of such shares and will be in addition to sales charges on Fund shares which are re-allowed to such firms. To the extent that the entire amount of the fees received is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.

In order to receive payments under the Plan, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds’ shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

On a quarterly basis, the Funds’ Board reviews a report on expenditures under the Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plan will be continued. By its terms, continuation of the Plan from year to year is contingent on annual approval by a majority of the Funds’ Trustees and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (the “Plan Trustees”). The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without approval of the shareholders of that class of the Funds and that other material amendments to the Plan must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan further provides that while it is in effect, the selection and nomination of Trustees who are not “interested persons” shall be committed to the discretion of the Trustees who are not “interested persons.” The Plan may be terminated at any time by vote of the Plan Trustees or a majority of the outstanding shares of the relevant class of the Funds.

No interested person of the Funds other than the Distributor and no Trustee who is an interested person of the Funds, as that term is defined in the 1940 Act, has had any direct or indirect financial interest in the operation of the Plan or related agreements.

FINRA regards certain distribution fees as asset-based sales charges subject to FINRA sales load limits. FINRA’s maximum sales charge rule may require the Board to suspend distribution fees or amend the Plan.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest

As described in each Fund’s prospectuses, the portfolio manager(s) who are responsible for the Funds are:

Fund	Portfolio Manager(s)
Stone Harbor EM Corporate Debt Fund	Peter J. Wilby
James E. Craige
David A. Oliver
Kumaran Damodaran
William Perry
Stuart Sclater-Booth

Stone Harbor EM Debt Fund	Peter J. Wilby
James E. Craige
David A. Oliver
Kumaran Damodaran
William Perry
Stuart Sclater-Booth

Stone Harbor EM Debt Allocation Fund	Peter J. Wilby
James E. Craige
David A. Oliver
Kumaran Damodaran
William Perry
Stuart Sclater-Booth

Stone Harbor High Yield Fund	Peter J. Wilby
James E. Craige
Dan Berkery
Matthew Kearns
Hunter Schwarz

Stone Harbor Local Markets Fund	Peter J. Wilby
James E. Craige
David A. Oliver
Kumaran Damodaran
William Perry
Stuart Sclater-Booth

Stone Harbor Strategic Income Fund	Peter J. Wilby
James E. Craige
David Torchia
Roger Lavan
David Scott

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Fund’s investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the relevant subadviser may have in place that could benefit the Funds and/or such other accounts. The Board has adopted on behalf of the Funds policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Funds’ shareholders. Each subadviser is required to certify its compliance with these procedures to the Board on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Funds’ most recent fiscal year. Additionally, any conflicts of interest between the investment strategies of a Fund and the investment strategies of other accounts managed by portfolio managers are not expected to be material since portfolio managers generally manage funds and other accounts having similar investment strategies.

The following tables provide information as of May 31, 2021, regarding all accounts managed by the portfolio managers and portfolio management team members for each of the funds as named in the prospectus. In the tables, Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations and collateralized debt obligations. The portfolio managers managing the Funds may also manage or be members of management teams for other Virtus Mutual Funds or other similar accounts.

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
Peter Wilby, CFA	6 [1]	$1,180	32 [2]	$6,026	26 [3]	$6,536
James Craige, CFA	4	$922	24 [2]	$3,513	19	$5,286
William Perry	4	$922	24 [2]	$3,513	19	$5,286
Kumaran Damodaran, PhD	4	$922	17 [2]	$3,312	15	$5,104
Stuart Sclater-Booth	4	$922	17 [2]	$3,312	15	$5,104
David Griffiths	4	$922	17 [2]	$3,312	15	$5,104
David Oliver, CFA	4	$922	17 [2]	$3,312	15	$5,104
Matthew Kearns, CFA	0	-	7	$195	4	$165
Hunter Schwarz	0	-	7	$195	4	$165
Dan Berkery, CFA	0	-	7	$195	4	$165
David Torchia	2 [1]	$258	8 [4]	$2,513	7 [3]	$1,251
Roger Lavan, CFA	2 [1]	$258	8 [4]	$2,513	7 [3]	$1,251
David Scott	2 [1]	$258	8 [4]	$2,513	7 [3]	$1,251

# of Accounts does not include investors in Stone Harbor's pooled vehicles.

1 One RIC of total market value $72 million is subject to a performance-based fee.

2 One segregated account of total market value $196 million is subject to a performance-based advisory fee.

3 One segregated account of total market value $658 million is subject to a performance-based advisory fee. Assets for multi-sector mandates do not include portions of accounts that are invested in pooled vehicles.

4 Assets for multi-sector mandates do not include portions of accounts that are invested in pooled vehicles.

Portfolio Manager Compensation

Stone Harbor

Virtus and certain of its affiliated investment management firms, including Stone Harbor (collectively, “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Performance Benchmark
Stone Harbor EM Corporate Debt Fund	JPMorgan CEMBI Broad Diversified Index

Stone Harbor EM Debt Fund	JPMorgan EMBI Global Diversified Index

Stone Harbor EM Debt Allocation Fund	• JPMorgan EMBI Global Diversified Index • JPMorgan GBI-EM Global Diversified Index • Blend of 50% JPMorgan EMBI Global Diversified Index and 50% JPMorgan GBI-EM Global Diversified Index

Stone Harbor High Yield Fund	ICE BofAML US High Yield Constrained Index

Stone Harbor Local Markets Fund	JPMorgan GBI-EM Global Diversified Index

Stone Harbor Strategic Income Fund	Bloomberg Barclays Global Credit Index (hedged to U.S. dollar)

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

Portfolio Manager Fund Ownership

The following table states, as of May 31, 2021, (i) the dollar range of equity securities beneficially owned by each Portfolio Manager in each Fund that he or she managed, and (ii) to the extent such information is applicable and has been made available to the Funds, the dollar range of financial exposure, including through compensation plans, to any other investment vehicles he or she managed that have substantially similar investment objectives, principal investment strategies, policies and strategies to such Funds. The other investment vehicles may include separately managed accounts or private placement vehicles, and the financial exposure to such other investment vehicles may or may not include ownership from a legal perspective. Typically, exposure through a deferred compensation plan does not include legal ownership, but the plan participant’s account value rises and falls with the value of the investments selected within the plan.

FUND	PORTFOLIO MANAGER(S)	DOLLAR RANGE OF OWNERSHIP OF SECURITIES	DOLLAR RANGE OF FINANCIAL EXPOSURE THROUGH SIMILAR STRATEGIES	TOTAL DOLLAR RANGE OF OWNERSHIP/ FINANCIAL EXPOSURE
Emerging Markets Debt Fund	Peter J. Wilby	None	None	None
	James E. Craige	None	None	None
	David A. Oliver	None	None	None
	Kumaran Damodaran	None	None	None
	William Perry	None	None	None
	Stuart Sclater-Booth	None	None	None

High Yield Bond Fund	Peter J. Wilby	None	None	None
	James E. Craige	None	None	None
	Dan Berkery	None	None	None
	Matthew Kearns	None	None	None
	William Perry	None	None	None
	Hunter Schwarz	None	None	None

Local Markets Fund	Peter J. Wilby	None	None	None
	James E. Craige	None	None	None
	David A. Oliver	None	None	None
	Kumaran Damodaran	None	None	None
	William Perry	None	None	None
	Stuart Sclater-Booth	None	None	None

Emerging Markets Corporate Debt Fund	Peter J. Wilby	None	None	None
	James E. Craige	None	None	None
	David A. Oliver	None	None	None
	Kumaran Damodaran	None	None	None
	William Perry	None	None	None
	Stuart Sclater-Booth	None	None	None

Strategic Income Fund	Peter J. Wilby	Over $1 million	None	Over $1 million
	David Torchia	Over $1 million	None	Over $1 million
	Roger Lavan	Over $1 million	None	Over $1 million
	David Scott	None	None	None
	James E. Craige	None	None	None

Emerging Markets Debt Allocation Fund	Peter J. Wilby	None	None	None
	James E. Craige	None	None	None
	David A. Oliver	None	None	None
	Kumaran Damodaran	None	None	None
	William Perry	None	None	None
	Stuart Sclater-Booth	None	None	None

BROKERAGE ALLOCATION AND OTHER PRACTICES

In effecting transactions for the Funds, the adviser or applicable subadviser (throughout this section, “Subadviser”) adheres to the Trust’s policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for “brokerage and research services” as defined herein. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, the financial strength and stability of the broker and its ability to provide research services. Such considerations are judgmental and are weighed by the Subadviser in determining the overall reasonableness of brokerage commissions paid by the Funds.

The Subadviser may cause a Fund to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting that transaction if the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, “brokerage and research services” include advising as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Funds are considered to be in addition to and not in lieu of services required to be performed by each Subadviser under its contract with the Trust and may benefit both the Funds and other accounts of the Subadviser. Conversely, brokerage and research services provided by brokers to other accounts of the Subadviser may benefit the Funds.

If the securities in which a particular Fund invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and executions are available elsewhere. Such securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Some fund transactions are, subject to the Conduct Rules of the FINRA and to obtaining best prices and executions, effected through dealers (excluding VP Distributors) who sell shares of the Funds.

The Trust has Board-approved policies and procedures reasonably designed to prevent (i) the Subadvisers’ personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, a broker-dealer’s promotion or sales efforts, and (ii) the Trust, its Adviser, Subadvisers and Distributor from entering into any agreement or other understanding under which the Funds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Fund shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.

The Trust has adopted a policy governing the execution of aggregated advisory client orders (“bunching policy”) in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching policy, no Subadviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is consistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the Subadviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Subadviser in that security on a given business day, with all transaction costs shared pro rata based on the Fund’s participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Subadviser’s accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if good reason for such different allocation is provided and approved in accordance with the Subadviser’s policies and procedures adopted in accordance with the Trust’s policy. The Board will review the bunching policy from time to time as they deem appropriate.

A fund of funds generally does not invest directly in securities, but rather invests in ETFs and shares of underlying mutual funds. The shares of the underlying affiliated mutual funds are purchased at NAV of the shares of that fund without payment of a brokerage commission or a sales charge. The shares of ETFs are purchased through broker-dealers in transactions on a securities exchange, and the Fund will pay customary brokerage commissions for each purchase and sale.

The adviser or subadvisers to the underlying mutual funds execute the portfolio transactions for their respective fund(s). In allocating portfolio transactions, each underlying fund’s adviser or subadviser must comply with the brokerage and allocation procedures adopted by the board of trustees of the underlying mutual fund. The above discussion of the portfolio transactions and brokerage procedures of the Funds also applies to those underlying mutual funds that are affiliated with the Funds.

The following table shows aggregate amount of brokerage commissions paid by each Predecessor Fund for the fiscal years ended May 31, 2019, 2020 and 2021.

Predecessor Fund	Aggregate Amount of Brokerage Commissions ($)
	2019	2020	2021
Stone Harbor EM Corporate Debt Fund	0	0	0
Stone Harbor EM Debt Fund	0	0	0
Stone Harbor EM Debt Allocation Fund	0	0	0
Stone Harbor High Yield Fund	0	0	0
Stone Harbor Local Markets Fund	0	0	0
Stone Harbor Strategic Income Fund	3,679	3,955	3,578

During the fiscal years ended May 31, 2019, 2020 and 2021, no brokerage commissions were paid by the Predecessor Funds to any affiliate of the Funds, the Adviser or the Distributor, or to any affiliate of any affiliate of the Funds, the Adviser or the Distributor. No brokerage commissions were paid during the fiscal year ended May 31, 2021 by the Predecessor Funds on portfolio transactions executed by brokers who provided research and other statistical information.

Investment decisions for the Trust are made independently from those of the other investment companies or accounts advised by the Subadvisers. It may frequently happen that the same security is held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suited for the investment objectives of more than one fund or account. When two or more funds or accounts advised by a Subadviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the funds or accounts in a manner equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions will produce better executions for the Funds. It is the opinion of the Board of the Trust that the desirability of utilizing each Subadviser as an investment adviser to the Funds outweighs the disadvantages that may be said to exist from simultaneous transactions.

Securities of Regular Broker-Dealers

The Funds are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Predecessor Funds as of the close of their most recent fiscal year. The Predecessor Funds did not hold securities of those brokers or dealers as of May 31, 2021.

During the fiscal year ended May 31, 2021, the Predecessor Funds had directed no brokerage transactions to brokers for proprietary and third party research services.

PURCHASE, REDEMPTION AND PRICING OF SHARES

How to Buy Shares

For Class A Shares, the minimum initial investment is $2,500 and the minimum subsequent investment is $100. However, both the initial and subsequent minimum investment amounts are $100 for investments pursuant to the “Systematic Purchase” plan, a bank draft investing program administered by the Transfer Agent, or pursuant to the Systematic Exchange privilege or for an IRA. In addition, there are no subsequent minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions.

For Class I Shares, the minimum initial investment is $100,000 and there is no subsequent minimum investment. For purchases of Class I Shares (i) by private clients of the adviser, subadviser and their affiliates, (ii) through certain programs and defined contribution plans with which the Distributor or Transfer Agent has an arrangement or (iii) by Trustees of the Virtus Mutual Funds and directors, officers and employees of Virtus and its affiliates, the minimum initial investment is waived. Completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Customer orders will be priced at the Funds’ NAVs next computed after they are received in good order by an authorized broker or the broker’s authorized designee.

Alternative Purchase Arrangements

Shares may be purchased from investment dealers at a price equal to their NAV per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the “initial sales charge alternative”) or (ii) on a contingent deferred basis (the “deferred sales charge alternative”). Certain Funds also offer Class I Shares that may be purchased by certain institutional investors at a price equal to their NAV per share. Orders received by dealers prior to the close of trading on the NYSE are confirmed at the offering price effective at that time, provided the order is received by an authorized broker or broker’s authorized designee prior to its close of business.

The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and CDSC on Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.

The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A Shares, from the proceeds of the initial sales charge and the ongoing distribution and service fee. Sales personnel of broker-dealers distributing the Funds’ shares may receive differing compensation for selling Class A Shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and service fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. (See “Dividends, Distributions and Taxes” in this SAI.)

Class A Shares

Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a CDSC may apply on certain redemptions on which a finder’s fee has been paid. The CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For all Virtus Mutual Funds in this SAI, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charges may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

Class I Shares

Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the Adviser, the subadvisers, their affiliates, and to Trustees of the Virtus Mutual Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates.

Class A Shares — Reduced Initial Sales Charges

Investors choosing Class A Shares may be entitled to reduced initial sales charges. The ways in which initial sales charges may be avoided or reduced are described below. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus Mutual Funds in this SAI, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor or Transfer Agent.

Qualified Purchasers

If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares, provided that such purchase is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund:

(1) Trustee, director or officer of any Virtus Mutual Fund, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates;

(2) Any director or officer, or any full-time employee or sales representative (for at least 90 days), of the applicable Fund’s Adviser, subadviser or Distributor;

(3) Any private client of an Adviser or subadviser to any Virtus Mutual Fund;

(4) Registered representatives and employees of securities dealers with whom the Distributor has sales agreements;

(5) Any qualified retirement plan exclusively for persons described above;

(6) Any officer, director or employee of a corporate affiliate of the Adviser, a subadviser or the Distributor;

(7) Any spouse or domestic partner, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or

(6) above;

(8) Employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates;

(9) Any employee or agent who retires from the Distributor and/or their corporate affiliates or from PNX, as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008;

(10) Any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;

(11) Any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan;

(12) Any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge;

(13) Any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;

(14) Any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open-or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.

If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:

(15) Individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients (See Appendix A to the prospectus for a description of broker-dealers offering various sales load waivers);

(16) Purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;

(17) Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Code), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or

(18) Clients of investment professionals or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment professional or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. (See Appendix A in the Funds’ prospectus for a description of broker-dealers offering various sales load waivers.) Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

Combination Purchase Privilege

Your purchase of any class of shares of these Funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either:

(a) Any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is the named beneficiary;

(b) A trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist);

(c) Multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or

(d) Trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Right of Accumulation

The value of your account(s) in any class of shares of these Funds or any other Virtus Mutual Fund may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Funds and their agents at the time of purchase to exercise this right.

Gifting of Shares

If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these Funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the Virtus Mutual Funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

Associations

Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Letter of Intent

If you sign a Letter of Intent, your purchase of any class of shares of these Funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding commitment. Since the Funds and their agents do not know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the Letter of Intent amount will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge. You will be given 20 days to make this decision. If you do not exercise either election, the Transfer Agent will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Transfer Agent will redeem restricted Class A Shares before Class C Shares. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

Class A Shares — Waiver of Deferred Sales Charges

The CDSC is waived on the redemption (sale) of Class A Shares if the redemption is made:

(a)	within one year of death;

(i) of the sole shareholder on an individual account,

(ii) of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,

(iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or

(iv) of the “grantor” on a trust account;

(b)	within one year of disability, as defined in Code Section 72(m)(7);

(c)	as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus;

(d)	by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e)	based on the exercise of exchange privileges among Class A Shares of these Funds or any of the Virtus Mutual Funds;

(f)	based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g)	based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments. (See “Systematic Withdrawal Program” in this SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.

Class A Shares— Variations and Waivers of Sales Charges

Class A Shares purchased through specific intermediaries may be eligible for additional scheduled variations in, and eliminations of, Class A sales charges. Information about these variations and waivers is available from your financial intermediary and in Appendix A to the Funds’ prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

How to Redeem Shares

Customer orders will be priced at the Funds’ NAVs next computed after they are received in good order by the Funds’ Transfer Agent, an authorized broker or the broker’s authorized designee. Even after all required documents have been received, a redemption request may not be considered in good order by the funds, their Transfer Agent or other authorized agents if any of them suspects that the request is fraudulent or otherwise not valid.

Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the shareholder will not be entitled to and the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days.

Class A Shares and Class I Shares Only

The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Redemptions by Class A shareholders will be subject to the applicable deferred sales charge, if any. A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.

Redemptions by Mail

Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. (See the Funds’ current Prospectuses for more information.)

Redemptions by Telephone

Generally, shareholders may redeem by telephone up to $50,000 worth of their shares held in book-entry form. (See the Funds’ current Prospectuses for more information.) Corporations that have completed a Corporate Authorized Trader form may redeem more than $50,000 worth of shares in most instances. The funds, their Transfer Agent and their other authorized agents will not be liable for any loss, liability, cost or expense resulting from acting upon telephone instructions that are reasonably believed to be genuine.

Redemption of Small Accounts

Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200, due to redemption activity may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the account address of record. During the 60-day period following such notice, the shareholder has the right to add to the account to bring its value to $200 or more. (See the Funds’ current Prospectuses for more information.)

Redemptions in Kind

To the extent consistent with state and federal law, each Virtus Mutual Fund may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the SEC, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would generally represent the shareholder’s proportionate share of the Fund’s current net assets and be valued at the same value assigned to them in computing the NAV per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Account Reinstatement Privilege

Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at NAV. (See the Funds’ current Prospectuses for more information.)

Returned/Uncashed Checks Policy

For the protection of Fund shareholders, if you have elected to receive dividends and other distributions in cash, and the check is returned to the Fund as undeliverable or you do not respond to mailings from Virtus with regard to uncashed distribution checks, we may take any of the following actions:

•	The distribution option on your account(s) will be changed to reinvest and all subsequent payments will be reinvested in additional shares of the Fund.

•	Any systematic withdrawal plan will be stopped immediately.

•	If a check is not presented for payment within six months, the Fund reserves the right to reinvest the check proceeds.

•	If reinvested, distributions will be reinvested in the Fund at the earliest date practicable after the waiting period at the then-current NAV of such Fund.

•	No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks.

This policy may not apply to certain retirement or qualified accounts, closed accounts or accounts under the applicable Fund’s required minimum threshold.

Reinvestment of future distributions will continue until you notify us of your election to reinstate cash payment of the dividends and other distributions. You will also be required to confirm your current address and daytime telephone number.

Pricing of Shares

The NAV per share of each class of each Fund generally is determined as of the close of regular trading (normally 4:00 PM Eastern time) on days when the NYSE is open for trading. A Fund will not calculate its NAV per share class on days when the NYSE is closed for trading.

The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Since the Funds do not price securities on weekends or United States national holidays, the NAV of a Fund’s foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Funds. The NAV per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the NAV per share.

A security that is listed or traded on more than one exchange generally is valued at the official closing price on the exchange representing the principal exchange for such security. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. The foreign currency exchange rate used to price the currency in which foreign securities are denominated is generally the 4 p.m. Eastern Time spot rate. If at any time a Fund has investments where market quotations are not readily available or are determined not to be reliable indicators of the value of the securities priced, such investments are valued at the fair value thereof as determined in good faith in accordance with policies and procedures approved by the Board.

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain Trust officers and/or representatives of the Adviser and/or Administrator as identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level1– quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its NAV that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

INVESTOR ACCOUNT SERVICES AND POLICIES

The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to the Transfer Agent at 800.243.1574. Broker-dealers may impose their own restrictions and limits on accounts held through the broker-dealer. Please consult with your broker-dealer for account restrictions and limit information. The Funds and their agents reserve the right to modify or terminate these services upon reasonable notice.

Exchanges

Under certain circumstances, shares of any Virtus Mutual Fund may be exchanged for shares of the same class of another Virtus Mutual Fund on the basis of the relative NAVs per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege described below. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Virtus Mutual Fund, if currently offered. Exchanges will be based upon each Fund’s NAV per share next computed following receipt of a properly executed exchange request without sales charge. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes. (See also “Dividends, Distributions and Taxes” in this SAI.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Financial intermediaries are permitted to initiate exchanges from one class of shares of a Fund into another class of shares of the same Fund if, among other things, the financial intermediary agrees to follow procedures established by the Fund, the Distributor or the Transfer Agent, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the Fund, the Distributor or the Transfer Agent. The Fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the Fund or its agent to process the transaction as a liquidation and purchase, at the same closing NAV. The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a Fund through accounts established directly with the Transfer Agent (i.e., not established with a financial intermediary who deals with the Transfer Agent exclusively on the investor’s behalf) may be permitted to exchange shares of one class of shares of the Fund into another class of shares of the same Fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the Fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund. Under the Code, generally if a shareholder exchanges shares from one class of a Fund into another class of the same Fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax professional regarding the treatment of any specific exchange carried out under the terms of this paragraph.

Systematic Exchanges

If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Virtus Mutual Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least

$5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the NAV of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Virtus Mutual Fund. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Exchanges will be based upon each Fund’s NAV per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchange forms are available from the Transfer Agent.

Dividend Reinvestment Across Accounts

If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the NAV of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Virtus Mutual Funds at NAV. You should obtain a current prospectus and consider the objectives and policies of each Virtus Mutual Fund carefully before directing dividends and distributions to another Virtus Mutual Fund. Reinvestment election forms and prospectuses are available from the Transfer Agent. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

Invest-by-Phone

This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of the shareholder’s bank account. Once a request is phoned in, the Transfer Agent or its subagent will initiate the transaction by wiring a request for monies to the shareholder’s commercial bank, savings bank or credit union via ACH. The shareholder’s bank, which must be an ACH member, will in turn forward the monies to the Transfer Agent or its subagent for credit to the shareholder’s account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

To establish this service, please complete a Bank Option Application and attach a voided check if applicable. Upon acceptance of the authorization form (usually within two weeks) shareholders may call toll free 800.243.1574 prior to 3:00 p.m. (Eastern Time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to the Transfer Agent. The Transfer Agent or its subagent will then contact the shareholder’s bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder’s account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Trust and the Transfer Agent reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing NAV on the date of redemption. The Program also provides for redemptions with proceeds to be directed through ACH to your bank account. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

Shareholders participating in the Program must own shares of a Fund worth $5,000 or more, as determined by the then current NAV per share, and elect to have all dividends reinvested. The purchase of shares while participating in the Program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Program.

Notice to Non-U.S. Individual Shareholders

The Trust and its Shares are only registered in the United States of America. Regulations outside of the United States may restrict the sale of Shares to certain non-U.S. investors or subject certain shareholder accounts to additional regulatory requirements. The Trust reserves the right, however, to sell Shares to certain non-U.S. investors in compliance with applicable law. If a current shareholder in the Trust provides a non-U.S. address, this will be deemed a representation and warranty from such investor that he/she is not a U.S. resident and will continue to be a non-U.S. resident unless and until the Trust is notified of a change in the investor’s resident status. Any current shareholder that has a resident address outside of the Unites States may be restricted from purchasing additional Shares.

In the course of its business, the Trust, its service providers and/or its selling agents may collect, record, store, adapt, transfer and otherwise process information by which prospective and current natural person investors may be directly or indirectly identified. The Trust, its service providers and/or its selling agents shall comply with all applicable data protection regulation in processing personal data within their respective possession, including the EU General Data Protection Regulation (EU/2016/679) (“GDPR”). For shareholders who are residents or citizens of the European Union, personal data will be generally processed to open an account, manage and administer holding(s), including further subscriptions, redemptions, transfers or conversions, or otherwise as necessary to comply with legal obligations under GDPR.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Qualification as a Regulated Investment Company

Each Fund within the Trust is treated as a separate corporation for investment and accounting purposes and is treated as a separate corporation for United States federal income tax purposes. Each Fund has elected to qualify and intends to qualify as a RIC under Subchapter M of the Code. In each taxable year that a Fund qualifies as a RIC and distributes to its shareholders as dividends (not including “capital gains dividends,” discussed below) at least 90% of its ordinary investment income and short-term capital gains, with certain modifications, it (but not its shareholders) will be relieved of United States federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. To the extent that a Fund fails to distribute all of its taxable income, it will be subject to corporate income tax (currently at a rate of 21%) on any retained ordinary investment income or short-term capital gains and undistributed long-term capital gains.

Each Fund intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax that is imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income (not including tax-exempt interest) for such calendar year and 98.2% of its capital gain net income as determined for a one-year period ending on October 31 of such calendar year (or as determined on a fiscal year basis if the Fund’s fiscal year ends on November 30 or December 31, if the Fund so elects). In addition, each RIC must distribute an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year to avoid the excise tax. The excise tax is imposed on the amount by which the RIC does not meet the foregoing distribution requirements. If a Fund has taxable income that would be subject to the excise tax, the Fund intends to distribute such income so as to avoid payment of the excise tax. Notwithstanding the foregoing, there may be certain circumstances under which it would be appropriate for a Fund to pay the excise tax.

Each Fund must satisfy the following tests each year in order to qualify as a RIC: (a) derive in the taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and certain other investment income; and (b) meet specified diversification requirements at the end of each quarter of the taxable year. Each Fund intends to satisfy these requirements. With respect to the diversification requirement, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of cash, cash items, United States government securities and securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer, and not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other RICs). In addition, the Fund may not hold more than 25% of the securities (other than of other RICs) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or 25% of the securities of one or more qualified publicly traded partnerships. Each Fund intends to comply with all of the foregoing criteria for qualification as a RIC; however, there can be no assurance that each Fund will so qualify and continue to maintain its status as a RIC. If in any taxable year a Fund does not qualify as a RIC or fails to distribute at least 90% of the Fund’s investment company taxable income, all of its taxable income will be taxed at corporate rates, the Fund would not be entitled to deduct distributions to shareholders, and any capital gain dividend would not retain its character in the hands of the shareholder for tax purposes. The Code provides relief for certain de minimis failures to meet the asset or income tests or for certain failures due to reasonable cause. These relief provisions may prevent a Fund from being disqualified as a RIC and/or reduce the amount of tax on the Fund’s income as a result of the failure to meet certain tests.

Taxation of Debt Securities

Certain debt securities can be originally issued or acquired at a discount. Special rules apply under the Code to the recognition of income with respect to such debt securities. Under the special rules, a Fund may recognize income for tax purposes without a corresponding current receipt of cash. In addition, gain on a disposition of a debt security subject to the special rules may be treated wholly or partially as ordinary income, not capital gain.

A Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund’s ability to distribute adequate income to qualify as a RIC.

Special rules may apply to a Fund that holds debt securities on which the issuer defaults and the federal income tax consequences of such an issuer default are not certain in all cases.

Taxation of Derivatives and Foreign Currency Transactions

Many futures contracts and foreign currency contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) are governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position is treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund’s taxable year (and, generally on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions are marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss is treated as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for United States federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund’s portfolio.

Equity options written by a Fund (covered call options on portfolio stock) will be subject to the provisions under Section 1234 of the Code. If a Fund writes a call option, no gain is recognized upon its receipt of a premium. If such an option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If such an option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund’s risk of loss with respect to such stock could be treated as a “straddle” that is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any “qualified covered call options” on stock options written by a Fund.

Positions of a Fund which consist of at least one debt security not governed by Section 1256 of the Code and at least one futures or currency contract or listed non-equity option governed by Section 1256 of the Code which substantially diminishes the Fund’s risk of loss with respect to such debt security are treated as a “mixed straddle.” Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them that reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a RIC for United States federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary income or loss. Generally, these gains and losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of each Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund’s income or deferring its losses.

The IRS has not provided guidance on the tax consequences of certain investments and other activities that the Funds may make or undertake. While the Funds will endeavor to treat the tax items arising from these transactions in a manner believed to be appropriate, guarantees cannot be given that the IRS or a court will concur with the Funds’ treatment and that adverse tax consequences will not ensue.

Taxation of Foreign Investments

If a Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to special United States federal income taxation rules applicable to any “excess distribution” with respect to such stock or gain from the disposition of such stock treated as an “excess distribution.” The tax would be determined by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The distributions or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund’s investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. The Fund may elect to mark-to-market (i.e., treat as if sold at their closing market price on the same day) its investments in certain passive foreign investment companies and avoid any tax and/or interest charge on excess distributions.

Under limited circumstances, a Fund may be required to include in income certain amounts allocated to it as a shareholder of a controlled foreign corporation without receiving a distribution. Those amounts are treated as a dividend to the extent actually distributed by the controlled foreign corporation in the same year and would be included in the Fund’s investment company taxable income and not taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. Any amount required to be included in the Fund’s income, but not distributed by the controlled foreign corporation, is not treated as a dividend (but is qualifying income for purposes of the 90% income test).

The Funds may be subject to tax on dividend or interest income received from securities of non-United States issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. Each Fund intends to operate so as to qualify for tax treaty benefits where applicable. If more than 50% of the value of a Fund’s total assets at the close of its taxable year is comprised of stock or securities issued by foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. If a Fund does elect to “pass through,” each shareholder will receive a written statement from the Fund identifying the amount of such shareholder’s pro rata share of (i) the foreign taxes paid and (ii) the Fund’s gross income from foreign sources. In addition, if at least 50% of the value of a Fund’s assets at the close of each quarter of the tax year is represented by interests in other RICs, then such Fund may “pass through” foreign income taxes paid without regard to whether more than 50% of the Fund’s total assets at the close of the tax year consisted of stock and securities issued by foreign corporations. If a Fund passes through foreign taxes, each shareholder will be required to include the amount of such shareholder’s pro rata share of such taxes in gross income (in addition to dividends actually received), and the shareholder will be entitled to deduct such foreign taxes (if the shareholder itemizes deductions) in computing taxable income or claim a credit against U.S. federal income tax liability, subject to limitations.

Taxation of Distributions to Shareholders

Certain qualified dividend income and long-term capital gains are taxed at a lower federal income tax rate (maximum 20%) for individual shareholders. The reduced rate for qualified dividend income applies to dividends from domestic corporations and certain qualified foreign corporations subject to various requirements and a minimum holding period applicable to both a Fund and its shareholders. Ordinary distributions made by a Fund to its shareholders are eligible for the reduced rate to the extent the underlying income in the Fund is qualified dividend income. U.S. individuals and certain estates and trusts are subject to an additional 3.8% Medicare contribution tax that will generally apply to the lesser of (i) an individual’s net investment income or (ii) the excess of modified adjusted gross income over $200,000 (in the case of single filers) or $250,000 (in the case of a joint return).

Distributions made by a Fund from ordinary investment income and net short-term capital gains will be taxed to such Fund’s shareholders as ordinary dividend income to the extent of the earnings and profits of the Fund. Ordinary income dividends received by corporate shareholders of a Fund will qualify for the 50% dividends-received deduction to the extent the Fund designates such amounts as qualifying dividend distributions if certain holding period requirements are met and if the corporation did not borrow to acquire Fund shares; however, the portion that may be so designated is subject to certain limitations. Distributions by a Fund that are reported by the Fund as capital gain dividends in written statements furnished to its shareholders (e.g., Form 1099) will be taxed to the shareholders as long-term capital gain and will not be eligible for the corporate dividends-received deduction.

Dividends declared by a Fund to shareholders of record in October, November or December will be taxable to such shareholders in the year that the dividend is declared, even if it is not paid until the following year (so long as it is actually paid by the Fund in January of such following year). Also, shareholders will be taxed on amounts reported by a Fund in written statements to shareholders as capital gain dividends, even if such amounts are not actually distributed to them. Shareholders will be entitled to claim a credit against their own United States federal income tax liability for taxes paid by each Fund on such undistributed capital gains, if any.

If a Fund invests in real estate investment trusts (“REITs”) and receives qualified REIT dividends, the Fund may pay Code Section 199A dividends limited to the excess of the Fund’s qualified REIT dividends for the taxable year over allocable expenses. Under final Treasury Regulations non-corporate shareholders who meet holding period and certain other requirements are eligible for a 20% deduction against such Code Section 199A dividends. The final Treasury Regulations do not extend similar treatment to qualified publicly traded partnership income as defined under Section 199A of the Code, earned by a RIC. Therefore, non-corporate shareholders may not include any qualified publicly traded partnership income earned through a Fund in their qualified business income deduction.

Dividends and capital gain distributions will be taxable to shareholders as described above whether received in cash or in shares under a Fund’s distribution reinvestment plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder.

Shareholders should be aware that the price of shares of a Fund that are purchased prior to a dividend or distribution by the Fund may reflect the amount of the forthcoming dividend or distribution. Such dividend or distribution, when made, would be taxable to shareholders under the principles discussed above even though the dividend or distribution may reduce the NAV of shares below a shareholder’s cost and thus represent a return of a shareholder’s investment in an economic sense.

A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

Each Fund intends to accrue dividend income for United States federal income tax purposes in accordance with the rules applicable to RICs. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.

Shareholders should consult their own tax professionals about their tax situations.

Income and capital gain distributions are determined in accordance with rules set forth in the Code and the Regulations that may differ from United States Generally Accepted Accounting Principles.

Sale or Exchange of Fund Shares

Gain or loss will be recognized by a shareholder upon the sale of his or her shares in a Fund or upon an exchange of his or her shares in a Fund for shares in another Virtus Mutual Fund. Provided that the shareholder is not a dealer in such shares, such gain or loss will generally be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized from the sale. Under current law, capital gains (whether long-term or short-term) of individuals and corporations are fully includable in taxable income. Capital losses (whether long-term or short-term) may offset capital gains plus (for non-corporate taxpayers only) up to $3,000 per year of ordinary income. Net capital losses for non-corporate taxpayers in excess of $3,000 may be carried forward. Corporate taxpayers may carry back net capital losses for three years or carry forward net capital losses for five years, but generally may not deduct net capital losses in the year such losses arise.

Redemptions, including exchanges, of shares may give rise to recognized gains or losses. All or a portion of a loss realized upon the redemption, including exchanges, of shares may be disallowed under “wash sale” rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder’s sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend distributed with respect to such shares. The “wash sale” restrictions also apply to an investor who holds a security both within a tax-deferred account and in a taxable account; sales and repurchases between two accounts will be considered as wash sales. Any loss on redemption of shares held for less than six months will be treated as a long-term capital loss to the extent of any capital gains dividends receive on such shares.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are disposed of within 90 days after the date on which they were acquired and new shares of a RIC are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the calendar year of the disposition. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

Each shareholder’s Form 1099 will report the cost basis of any such shares that were redeemed, sold, or exchanged during the year, and the form will report whether the gain or loss is treated as short-term or long-term. This information will be reported to the IRS. Each shareholder should inform the Fund of such shareholder’s cost selection for tax reporting purposes at the time of the sale or exchange of Fund shares or provide in advance a standing cost basis method for the shareholder’s account. If a shareholder does not provide cost basis instructions, the Fund’s default method will be used.

Tax Information Notices

Written notices will be sent to shareholders (by United States mail and/or electronic delivery, as applicable) regarding the tax status of all distributions made (or deemed to have been made) during each taxable year, including the amount of qualified dividend income for individuals, the amount qualifying for the corporate dividends-received deduction (if applicable) and the amount of capital gain dividends, undistributed capital gains (if any), tax credits (if applicable), and cumulative return of capital (if any).

Important Notice Regarding Taxpayer IRS Certification and Backup Withholding

Pursuant to the Code and Regulations, the Funds may be required to withhold a percentage of all reportable payments, including any taxable dividends, capital gains distributions or share redemption proceeds, at the specified rate in effect when such payments are made, for an account which does not have a taxpayer identification number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications. The Funds will furnish shareholders, within 31 days after the end of the calendar year, with the information that is required by the IRS for preparing income tax returns. The Funds will also provide this same information to the IRS in the manner required by the IRS. Depending on your state of residence, the information may also be filed with your state taxing authority.

Some shareholders may be subject to withholding of United States federal income tax on dividends and redemption payments from the Funds (“backup withholding”) at the specified rate in effect when such payments are made. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund’s knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, a shareholder must, at the time an account is opened, certify under penalties of perjury that the social security number or taxpayer identification number furnished is correct and that he or she is not subject to backup withholding. From time to time, the shareholder may also be requested to provide certification of the validity of their taxpayer identification number.

Foreign Shareholders

Dividends paid by any of the Funds from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a “foreign shareholder”) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under an applicable tax treaty, and except that dividends paid from net portfolio interest income or from short term capital gains are not subject to withholding if the Fund meets various reporting requirements. Foreign shareholders are urged to consult their own tax professionals concerning the applicability of the United States withholding tax and any foreign taxes.

Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax may apply to certain U.S.-source dividends, interest, and other withholdable payments made to certain foreign financial institutions or other foreign entities, unless such financial institution or entity enters into an agreement to collect and report certain information regarding their direct and indirect U.S. account holders and owners to tax authorities, comply with due diligence procedures, and satisfy certain other requirements or are otherwise exempt from FATCA. The obligation to withhold under FATCA applies even if the payment would otherwise be exempt from withholding under an applicable tax treaty or under the rules applicable to foreign shareholders. Under proposed Treasury Regulations on which taxpayers, including the Funds, may rely, the FATCA withholding obligation does not apply to a Fund’s distributions of net capital gain and to the gross proceeds from a sale or redemption of Fund shares. Foreign shareholders are urged to consult their own tax professionals concerning the applicability of FATCA.

Other Tax Consequences

In addition to the United States federal income tax consequences described above, there may be other foreign, United States federal, state or local tax considerations and estate tax considerations applicable to the circumstances of a particular investor. The foregoing discussion is based upon the Code, judicial decisions and administrative regulations, rulings and practices in effect as of December 2021, all of which are subject to change and which, if changed, may be applied retroactively to a Fund, its shareholders and/or its assets. No rulings have been sought from the IRS or any other tax authority with respect to any of the tax matters discussed above.

From time to time, proposals are introduced before the United States Congress that if enacted would affect the foregoing discussion with respect to taxes and could also affect the availability of certain investments to a Fund. The discussion above reflects changes made by the Tax Cuts and Jobs Act of 2017.

The information included in the Prospectus with respect to taxes, including this section entitled Dividends, Distributions and Taxes, is a general and abbreviated summary of applicable provisions of the Code and Regulations as interpreted by the courts and the IRS as of December 2021 and is not intended as tax advice to any person. The Code and Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. In addition, recent changes to the Code have given rise to a number of new provisions, and further guidance is expected over the coming months and years. Accordingly, prospective purchasers are urged to consult their own tax professionals with specific reference to their own tax situations, including the potential application of United States federal, state, local and foreign tax laws.

Except as expressly set forth above, the foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, i.e., United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a United States withholding tax at a rate of 30% (or at a lower rate under an applicable tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code. The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as dealers in securities or currencies, traders in securities, banks, tax-exempt entities, life insurance companies, persons holding an interest in a Fund as a hedge or as part of a straddle or conversion transaction, or holders whose functional currency is not the United States dollar.

PERFORMANCE INFORMATION

Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.

The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having substantially similar investment objectives and principal investment strategies as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor’s Business Daily, Stanger’s Mutual Fund Monitor, The Stanger Register, Stanger’s Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor’s The Outlook and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500® Index, Dow Jones Industrial Average, Bloomberg Barclays U.S. Aggregate Bond Index, Russell 2000 Index®, Russell Midcap® Growth Index and MSCI EAFE® (Europe Australasia Far East) Index.

Advertisements, sales literature and other communications may contain information about the Funds’ and their subadvisers’ current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund’s investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

Total Return

Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula: P((1+T)(n)) = ERV (where P=a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class’s expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and assume that all dividends and distributions on each class of shares are reinvested when paid.

For average “after-tax” total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of Fund shares may exceed returns after taxes on distributions (but before sale of Fund shares). These returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

The Funds may also compute cumulative total return for specified periods based on a hypothetical account with an assumed initial investment of $10,000. The cumulative total return is determined by dividing the NAV of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of cumulative total return reflects payment of the Class A Share’s maximum sales charge of 5.50% for the Funds and assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and cumulative total return performance data, for any class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical

$10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or cumulative rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or cumulative rate of return calculations.

Yield

The 30-day yield quotation as to a class of shares may be computed by dividing the net investment income for the period as to shares of that class by the maximum offering price of each share of that class on the last day of the period, according to the following formula:

Where:

a = dividends and interest earned during the period. b = net expenses accrued for the period.

c = the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.

d = the maximum offering price per share of the class on the last day of the period.

FINANCIAL STATEMENTS

The fiscal year of the Funds ends on May 31. The Funds will send financial statements to their shareholders at least semiannually. An annual report containing financial statements audited by the Trust’s independent registered public accounting firm will be sent to shareholders each year and will be available without charge upon request.

The Acquired Funds’ audited financial statements for the fiscal year ended May 31, 2021, appearing in the Acquired Funds’ 2021 Annual Report to Shareholders are incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, is included in the sub-section entitled “Comparison of Acquired Funds and Acquiring Funds – All Reorganizations” of the Prospectus/Information Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquiring Fund’s investment portfolio following the Reorganization.

The Acquired Fund will be the surviving fund for accounting purposes. There are no material differences in accounting policies of the Acquiring Fund as compared to those of the Acquired Fund, although as noted under the Q&A section “How will the Reorganization affect the value of a shareholder’s investment?,” there are differences in Acquired Funds’ and Acquiring Funds’ valuation policies.

APPENDIX A — DESCRIPTION OF RATINGS

A-1 and P-1 Commercial Paper Ratings

The Trust will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor’s Corporation or P-1 by Moody’s Investors Services, Inc. (Moody’s), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor’s or Aa or higher by Moody’s.

Commercial paper rated A-1 by Standard & Poor’s Corporation (“S&P”) has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

The rating P-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody’s Investors Service, Inc.

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A— Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor’s Corporation Corporate Bond Ratings

AAA — Bonds rated AAA have the highest rating assigned by Standard & Poor’s Corporation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

Appendix A-1

A — Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

S&P’s top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added for those issues determined to possess overwhelming safety characteristics. An “SP-2” designation indicates a satisfactory capacity to pay principal and interest.

Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.

Fitch

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA — Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA — Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A— Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB — Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB — Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B — Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC — Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Appendix A-2

CC — Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C— Bonds rated C are in imminent default in payment of interest or principal.

DDD, DD and D — Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

Plus (+) and minus (–) signs are used with a rating symbol to indicate the relative position of a credit within the rating categories.

Appendix A-3

APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table sets forth information as of December 20, 2021, with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of any Predecessor Fund’s outstanding securities (Principal Shareholders) and the name of each person who has beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a Fund (Control Person), as noted below. Because no Distributor Class shares have been issued, the percentage shown for the Institutional Class shares is also the percentage of the respective Predecessor Fund owned as of the same date.

*These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts.

Fund Name and Share Class	Shareholder Name and Address	Percentage
Stone Harbor Emerging Markets Debt Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	25.51%
Stone Harbor Emerging Markets Debt Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	13.89%
Stone Harbor Emerging Markets Debt Fund Institutional	ERNST & YOUNG 4 CHASE METROTECH CTR BROOKLYN, NY 11245	11.38%
Stone Harbor Emerging Markets Debt Fund Institutional	MELLON BANK (MELLON TRUST OF NEW EN 525 WILLIAM PENN PL PITTSBURGH, PA 15219	25.04%
Stone Harbor Emerging Markets Debt Fund Institutional	SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DR OAKS, PA 19456	7.38%
Stone Harbor Emerging Markets Debt Fund Institutional	US BANK N.A. 1555 N RIVERCENTER DR STE 302 MILWAUKEE, WI 53212	5.08%
Stone Harbor Emerging Markets Debt Fund Institutional	MSCS FINANCIAL SERVICES, LLC 717 17TH ST STE 1300 DENVER, CO 80203	9.19%
Stone Harbor High Yield Bond Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	5.02%
Stone Harbor High Yield Bond Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	94.94%
Stone Harbor Local Markets Fund Institutional	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	5.64%

Appendix B-1

Fund Name and Share Class	Shareholder Name and Address	Percentage
Stone Harbor Local Markets Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	58.20%
Stone Harbor Local Markets Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	36.15%
Stone Harbor Emerging Markets Corporate Debt Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	100.00%
Stone Harbor Strategic Income Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	6.60%
Stone Harbor Strategic Income Fund Institutional	STONE HARBOR INVESTMENT PARTNERS 1290 N BROADWAY STE 1000 DENVER, CO 80203	19.50%
Stone Harbor Strategic Income Fund Institutional	US BANK N.A. 1555 N RIVERCENTER DR STE 302 MILWAUKEE, WI 53212	73.90%
Stone Harbor Emerging Markets Debt Allocation Fund Institutional	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	44.30%
Stone Harbor Emerging Markets Debt Allocation Fund Institutional	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	10.13%
Stone Harbor Emerging Markets Debt Allocation Fund Institutional	MSCS FINANCIAL SERVICES, LLC 717 17TH ST STE 1300 DENVER, CO 80203	43.02%

Appendix B-2

VIRTUS OPPORTUNITIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit 7(a). Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit 9(a). The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit 13(a). The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits 13(j)(1), 13(j)(2), 13(j)(3), 13(j)(4), and 13(j)(5), whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits 1(a)-1(e), provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or

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other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits 2(a)-2(c), provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with Virtus Investment Advisers, Inc. (“VIA”) and Virtus Alternative Investment Advisers, Inc. (“VAIA”), the Registrant’s Trustees, and other registered investment management companies managed by VIA and VAIA or their affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

1(a).	Amended and Restated Agreement and Declaration of Trust of Virtus Opportunities Trust (“VOT” or the “Registrant”), dated March 1, 2001, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2002, and incorporated herein by reference.

1(b).	Amendment to the Declaration of Trust of VOT, dated November 16, 2006, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

1(c).	Second Amendment to the Declaration of Trust of VOT, dated August 20, 2015, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

1(d).	Third Amendment to the Declaration of Trust of VOT, dated November 17, 2016, filed via EDGAR (as Exhibit a.4) with Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

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1(e).	Fourth Amendment to the Declaration of Trust of VOT, dated June 2, 2017, filed via EDGAR (as Exhibit a.5) with Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A (File No. 033-65137) on January 26, 2018, and incorporated herein by reference.

2(a).	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

2(c).	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated August November 17, 2011, filed via EDGAR (as Exhibit b.3) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Form of Investment Advisory Agreement by and between the Registrant and VAIA, effective [_____] [__], [____], with respect to Virtus Stone Harbor Emerging Markets Corporate Debt Fund, Virtus Stone Harbor Emerging Markets Debt Fund, Virtus Stone Harbor Emerging Markets Debt Allocation Fund, Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Local Markets Fund and Virtus Stone Harbor Strategic Income Fund (each a “SHIP Fund” and collectively, the “SHIP Funds”) filed via EDGAR (as Exhibit 6(a)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

6(b).	Form of Subadvisory Agreement effective [_______] [___], [______], by and among Registrant, VAIA, and Stone Harbor Investment Partners (“Stone Harbor”) on behalf of the SHIP Funds, filed via EDGAR (as Exhibit 6(b)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

7(a).	Underwriting Agreement between VP Distributors, LLC (formerly VP Distributors, Inc.) (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to the Registration Statement of Virtus Alternative Solutions Trust (“VAST”) on Form N-1A (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective December 2021, to be filed by amendment.

7(d).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective [____] [____] to be filed by amendment.

8.	Amended and Restated Deferred Compensation Program, effective March 3, 2021, filed via EDGAR (as Exhibit 8) to VAST’s Form N-14 (File No. 333-254407) on March 17, 2021, and incorporated herein by reference.

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9(a).	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

9(b).	Amendment to Custody Agreement between the VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between VAST, Virtus Equity Trust (“VET”) and VOT (VET and VOT collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement on Form N-1A (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

9(e).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(f).	Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(g).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on September 30, 2019, and incorporated herein by reference.

9(h).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to the Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(i).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to the Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(j).	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

9(k).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

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9(l).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 115 to the Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

9(m)	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 120 to the Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

9(n)	Amendment and Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(n)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(o)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of [_____] [__], 2021, to be filed by amendment.

9(p).	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

9(q).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

9(r).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(s).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(t).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(u).	Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(v).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(w).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to the Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

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9(x).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to the Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(y).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

9(z).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of November 12, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(aa).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust and VST and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 to the Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

9(bb).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust, VST, Virtus Global Multi-Sector Income Fund (“VGI”), Virtus Total Return Fund Inc. (“ZTR”) (VGI and ZTR collectively, the “Closed-End Funds”), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund (“AIO”), Virtus AllianzGI Convertible & Income 2024 Target Term Fund (“CBH”), Virtus AllianzGI Convertible & Income Fund (“NCV”), Virtus AllianzGI Convertible & Income Fund II (“NCZ II”), Virtus AllianzGI Diversified Income & Convertible Fund (“ACV”), Virtus AllianzGI Equity & Convertible Income Fund (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ II, ACV, NIE and NFF, the “Virtus AllianzGI CEF”) and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(cc)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust, VST, Closed-End Funds, Virtus AllianzGI CEF and The Bank of New York Mellon dated as of [_____] [__], 2021, to be filed by amendment.

10(a).	Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective March 1, 2007, filed via EDGAR (as Exhibit m.1.) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

10(b).	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 24, 2007, filed via EDGAR (as Exhibit m.8) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

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10(d).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective October 1, 2007, filed via EDGAR (as Exhibit m.11) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(e).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective January 31, 2008, filed via EDGAR (as Exhibit m.13) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(f).	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 2, 2009, filed via EDGAR (as Exhibit m.15) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(g).	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective April 21, 2009, filed via EDGAR (as Exhibit m.16) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(h).	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 30, 2010, filed via EDGAR (as Exhibit m.19) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

10(i).	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 14, 2010, filed via EDGAR (as Exhibit m.21) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

10(j).	Amendment No. 9 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 15, 2011, filed via EDGAR (as Exhibit m.23) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

10(k).	Amendment No. 10 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective August 28, 2012, filed via EDGAR (as Exhibit m.1.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(l).	Amendment No. 11 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2012, filed via EDGAR (as Exhibit m.1.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(m).	Amendment No. 12 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.1.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

10(n).	Amendment No. 13 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit m.1.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

10(o).	Amendment No. 14 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.1.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

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10(p).	Amendment No. 15 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.1.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

10(q).	Amendment No. 16 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective September 30, 2019, filed via EDGAR (as Exhibit m.1.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

10(r).	Amendment No. 17 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 14, 2021, filed via EDGAR (as Exhibit m.1.q) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

10(s)	Amendment No. 18 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective [______], [__], [_____], to be filed by amendment.

10(t).	Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

10(u).	Amendment to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.6) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

10(v).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 24, 2007, filed via EDGAR (as Exhibit m.10) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(w).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective October 1, 2007, filed via EDGAR (as Exhibit m.12) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(x).	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective January 31, 2008, filed via EDGAR (as Exhibit m.14) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(y).	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 2, 2009, filed via EDGAR (as Exhibit m.17) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(z).	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective April 21, 2009, filed via EDGAR (as Exhibit m.18) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(aa).	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective June 30, 2010, filed via EDGAR (as Exhibit m.20) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

10(bb).	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 14, 2010, filed via EDGAR (as Exhibit m.22) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

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10(cc).	Amendment No. 9 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 15, 2011, filed via EDGAR (as Exhibit m.24) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

10(dd).	Amendment No. 10 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective August 28, 2012, filed via EDGAR (as Exhibit m.3.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(ee).	Amendment No. 11 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective December 18, 2012, filed via EDGAR (as Exhibit m.3.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(ff).	Amendment No. 12 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.3.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

10(gg).	Amendment No. 13 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, filed via EDGAR (as Exhibit m.3.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

10(hh).	Amendment No. 14 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.3.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

10(ii).	Amendment No. 15 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.3.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

10(jj).	Amendment No. 16 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective as of September 30, 2019, filed via EDGAR (as Exhibit m.4.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

10(kk).	Amendment No. 17 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective November 21, 2019, filed via EDGAR (as Exhibit m.4.q) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

10(ll).	Amendment No. 18 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 14, 2021, filed via EDGAR (as Exhibit m.4.r) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

10(mm).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of October 28, 2021, filed via EDGAR (as Exhibit 10(mm)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

10(nn)	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective [____], [__], [____], to be filed by amendment.

11.	*Opinion and consent of Kevin J. Carr, Esq., filed via EDGAR (as Exhibit 11) herewith.

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12.	Tax opinion and consent of Sullivan & Worcester LLP, to be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between VAST, Virtus Mutual Funds, VAT, VRT and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (“VIT”) Registration Statement (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to theRegistration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 9 to VAST’s Registration Statement (File No. 333-191940) on January 22, 2015, and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

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13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

13(o).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

13(p).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(q).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 to the Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(r).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 to the Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(s).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(t).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(u)	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 138 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

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13(v)	Amendment to Sub-Transfer and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of August 2, 2021, filed via EDGAR (as Exhibit 13(v)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

13(w)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of [ ] [ ], 2021, to be filed by amendment.

13(w)(1).	Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

13(w)(2).	First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of April 14, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 44 to the Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(w)(3).	Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 44 to the Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(w)(4).	Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.11) with Post-Effective Amendment No. 44 to the Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(w)(5).	Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2011, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 51 to the Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(w)(6).	Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 51 to the Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(w)(7).	Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-Effective Amendment No. 61 to the Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

13(w)(8).	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 61 to the Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

13(w)(9).	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h) with Post-Effective Amendment No. 64 to the Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(w)(10).	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i) with Post-Effective Amendment No. 70 to the Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

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13(w)(11).	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to the Registration Statement (File No. 033-65137) on November 13, 2014, and incorporated herein by reference.

13(w)(12).	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 to the Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(w)(13).	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 to the Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

13(w)(14).	Thirteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(w)(15).	Fourteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 to the Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(w)(16).	Fifteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 28 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(w)(17).	Sixteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 to VET’s Registration Statement (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

13(w)(18).	Seventeenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of May 3, 2019, filed via EDGAR (as Exhibit h.3.q) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(w)(19).	Eighteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 12, 2019, filed via EDGAR (as Exhibit h.3.r) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(w)(20).	Nineteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of November 8, 2020, filed via EDGAR (as Exhibit h.3.s) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

C-13

13(w)(21).	Twentieth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of December 7, 2020, filed via EDGAR (as Exhibit h.3.t) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(w)(22).	Twenty-First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 14, 2021, filed via EDGAR (as Exhibit h.3.u) with Post-Effective Amendment No. 120 to the Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

13(w)(23).	Twenty-Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of August 2, 2021, filed via EDGAR (as Exhibit h.3.v) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(w)(24).	Twenty-Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services effective [ ] [ ], 2021, to be filed by amendment.

13(x)(1).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(x)(2).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(x)(3).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(x)(4).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(x)(5).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

13(x)(6)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

13(x)(7)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to the Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

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13(x)(8).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to the Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(x)(9).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

13(x)(10).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(x)(11).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

13(x)(12).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(x)(13).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VAT, VVIT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(x)(14).	Form of Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

13(x)(15).	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

13(x)(16).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(x)(17).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to the Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

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13(x)(18).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to the Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(x)(19).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(x)(20).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(x)(21).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 115 to the Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

13(x)(22).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 122 to the Registration Statement (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

13(x)(23).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 122 to the Registration Statement (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

13(x)(24).	Amendment to Sub-Administration and Accounting Services Agreement among VAST, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated [ ] [ ], 2021, to be filed by amendment.

13(y).	Form of Expense Limitation Agreement between Registrant and VAIA, effective [_______] [__], [_____], filed via EDGAR (as Exhibit 13(y)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

13(z).	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to the Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(aa).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates (since retired), Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

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13(bb).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(cc).	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(dd).	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to theRegistration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

14.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit 14) herewith.

15.	Not applicable.

16.	Power of Attorney for Donald C. Burke, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino filed via EDGAR (as Exhibit 16) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

17.	*Form of Proxy Cards filed via EDGAR (as Exhibit 17) herewith.

*	Filed herewith

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

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SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 30th day of December.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of December.

Signature	Title

/s/ George R. Aylward	Trustee and President
George R. Aylward	(principal executive officer)

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(principal financial and accounting officer)

*	Trustee
Donald C. Burke

*	Trustee
Sidney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Connie D. McDaniel

*	Trustee and Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

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EXHIBIT INDEX

Exhibit	Item

11	Opinion and consent of Kevin J. Carr, Esq.

14	Consent of Independent Registered Public Accounting Firm

17	Form of Proxy Cards

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